POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 17, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 69	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 73	[X]

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Emily Z. Yuan

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Peter Skaliy (Counsel / Filing Contact)
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☒            75 days after filing pursuant to paragraph (a)(2)

☐            on [ ], 2026 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION

JULY 17, 2026

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

[ ], 2026

Fund	Ticker	Principal U.S. Listing Exchange
Corgi Advanced Packaging 2x Daily ETF	[ ]	[ ]
Corgi Power Semiconductor 2x Daily ETF	[ ]	[ ]
Corgi 800VDC Power 2x Daily ETF	[ ]	[ ]
Corgi Semiconductor Substrates & Materials 2x Daily ETF	[ ]	[ ]
Corgi AI Bottlenecks 2x Daily ETF	[ ]	[ ]
Corgi Substrates Pure Play 2x Daily ETF	[ ]	[ ]
Corgi AI Photonics 2x Daily ETF	[ ]	[ ]
Corgi HBM 2x Daily ETF	[ ]	[ ]
Corgi AI Memory Buildout 2x Daily ETF	[ ]	[ ]
Corgi AI Power & Grid Infrastructure 2x Daily ETF	[ ]	[ ]
Corgi AI Data Center Cooling 2x Daily ETF	[ ]	[ ]
Corgi Custom AI Silicon 2x Daily ETF	[ ]	[ ]
Corgi AI Networking & Signal Integrity 2x Daily ETF	[ ]	[ ]
Corgi AI Connectors & Interconnect 2x Daily ETF	[ ]	[ ]
Corgi Neocloud 2x Daily ETF	[ ]	[ ]
Corgi Data Center Construction 2x Daily ETF	[ ]	[ ]
Corgi AI Data Storage 2x Daily ETF	[ ]	[ ]
Corgi Rare Earths & Critical Minerals 2x Daily ETF	[ ]	[ ]
Corgi AI Infrastructure Outliers 2x Daily ETF	[ ]	[ ]
Corgi Robotics Enablers 2x Daily ETF	[ ]	[ ]
Corgi Sensing & Perception 2x Daily ETF	[ ]	[ ]
Corgi Grid & Electrification 2x Daily ETF	[ ]	[ ]
Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF	[ ]	[ ]
Corgi Semiconductor Design & IP 2x Daily ETF	[ ]	[ ]
Corgi Co-Packaged Optics 2x Daily ETF	[ ]	[ ]
Corgi Asia AI Supply Chain 2x Daily ETF	[ ]	[ ]
Corgi Ex-US AI Enablers 2x Daily ETF	[ ]	[ ]
Corgi Memory 2x Daily ETF	[ ]	[ ]
Corgi Munificent 7 2x Daily ETF	[ ]	[ ]
Corgi Edge AI Chip 2x Daily ETF	[ ]	[ ]
Corgi Water Technology 2x Daily ETF	[ ]	[ ]
Corgi Semiconductor Process Materials 2x Daily ETF	[ ]	[ ]
Corgi Autonomous Vehicle 2x Daily ETF	[ ]	[ ]
Corgi Capacitor 2x Daily ETF	[ ]	[ ]
Corgi Circuit Board 2x Daily ETF	[ ]	[ ]
Corgi Specialty Semiconductor Equipment 2x Daily ETF	[ ]	[ ]
Corgi AI Training Data 2x Daily ETF	[ ]	[ ]
Corgi Ratings & Exchanges 2x Daily ETF	[ ]	[ ]
Corgi Transport Tollbooth 2x Daily ETF	[ ]	[ ]
Corgi Korean Robotics 2x Daily ETF	[ ]	[ ]
Corgi Large Language Model 2x Daily ETF	[ ]	[ ]

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Important Information About the Funds

This prospectus describes the exchange-traded funds listed above (each, a “Fund,” and collectively, the “Funds”), each of which is authorized to offer one class of shares through this prospectus.

The Funds seek daily leveraged (2x) investment results and are intended to be used as short-term trading vehicles. The Funds do not seek to achieve their stated investment objective over a period of time greater than one trading day.

The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:

•   The Funds are riskier than alternatives that do not use leverage because each Fund magnifies, on a daily basis, the performance of its Underlying ETF (which is a Corgi-affiliated thematic ETF, as described for each Fund), and losses may be magnified.

•   The Funds pursue a daily investment objective. The Funds are designed to provide approximately 200% (2x) of the daily performance of their respective reference assets, before fees and expenses.

•   Compounding and volatility can cause returns over periods longer than one day to differ, and possibly differ significantly, from 2x of the Underlying ETF's return for the same period. The pursuit of the Funds' daily investment objectives means that a Fund's return for periods longer than a single trading day will be the result of a series of daily leveraged returns for each trading day during the relevant period. As a consequence, especially during periods of market volatility, the volatility of the Underlying ETF may affect a Fund's return as much as, or more than, the cumulative return of the Underlying ETF for the same period. During periods of high volatility, a Fund may not perform as expected, and a Fund may have losses even when an investor might have expected gains, particularly if the Fund is held for a period that is different than one trading day.

The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:

•   understand the risks associated with the use of leveraged strategies;

•   understand the consequences of seeking daily leveraged investment results; and

•   intend to actively monitor and manage their investments.

Investors who do not understand the Funds, or do not intend to actively manage their funds and monitor their investments, should not buy the Funds.

There is no assurance that a Fund will achieve its daily leveraged investment objective. An investment in a Fund could lose money, potentially rapidly. If a Fund's Underlying ETF moves 50% or more on a given trading day in a direction adverse to the Fund, the Fund's investors would lose all of their money. The Funds are not a complete investment program. The Funds are not buy-and-hold investments and are not designed to be held for periods longer than a single trading day.

FUND SUMMARY - Corgi Advanced Packaging 2x Daily ETF
FUND SUMMARY - Corgi Power Semiconductor 2x Daily ETF
FUND SUMMARY - Corgi 800VDC Power 2x Daily ETF
FUND SUMMARY - Corgi Semiconductor Substrates & Materials 2x Daily ETF
FUND SUMMARY - Corgi AI Bottlenecks 2x Daily ETF
FUND SUMMARY - Corgi Substrates Pure Play 2x Daily ETF
FUND SUMMARY - Corgi AI Photonics 2x Daily ETF
FUND SUMMARY - Corgi HBM 2x Daily ETF
FUND SUMMARY - Corgi AI Memory Buildout 2x Daily ETF
FUND SUMMARY - Corgi AI Power & Grid Infrastructure 2x Daily ETF
FUND SUMMARY - Corgi AI Data Center Cooling 2x Daily ETF
FUND SUMMARY - Corgi Custom AI Silicon 2x Daily ETF
FUND SUMMARY - Corgi AI Networking & Signal Integrity 2x Daily ETF
FUND SUMMARY - Corgi AI Connectors & Interconnect 2x Daily ETF
FUND SUMMARY - Corgi Neocloud 2x Daily ETF
FUND SUMMARY - Corgi Data Center Construction 2x Daily ETF
FUND SUMMARY - Corgi AI Data Storage 2x Daily ETF
FUND SUMMARY - Corgi Rare Earths & Critical Minerals 2x Daily ETF
FUND SUMMARY - Corgi AI Infrastructure Outliers 2x Daily ETF
FUND SUMMARY - Corgi Robotics Enablers 2x Daily ETF
FUND SUMMARY - Corgi Sensing & Perception 2x Daily ETF
FUND SUMMARY - Corgi Grid & Electrification 2x Daily ETF
FUND SUMMARY - Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF
FUND SUMMARY - Corgi Semiconductor Design & IP 2x Daily ETF
FUND SUMMARY - Corgi Co-Packaged Optics 2x Daily ETF
FUND SUMMARY - Corgi Asia AI Supply Chain 2x Daily ETF
FUND SUMMARY - Corgi Ex-US AI Enablers 2x Daily ETF
FUND SUMMARY - Corgi Memory 2x Daily ETF
FUND SUMMARY - Corgi Munificent 7 2x Daily ETF
FUND SUMMARY - Corgi Edge AI Chip 2x Daily ETF
FUND SUMMARY - Corgi Water Technology 2x Daily ETF
FUND SUMMARY - Corgi Semiconductor Process Materials 2x Daily ETF
FUND SUMMARY - Corgi Autonomous Vehicle 2x Daily ETF
FUND SUMMARY - Corgi Capacitor 2x Daily ETF
FUND SUMMARY - Corgi Circuit Board 2x Daily ETF
FUND SUMMARY - Corgi Specialty Semiconductor Equipment 2x Daily ETF
FUND SUMMARY - Corgi AI Training Data 2x Daily ETF
FUND SUMMARY - Corgi Ratings & Exchanges 2x Daily ETF
FUND SUMMARY - Corgi Transport Tollbooth 2x Daily ETF
FUND SUMMARY - Corgi Korean Robotics 2x Daily ETF
FUND SUMMARY - Corgi Large Language Model 2x Daily ETF
ADDITIONAL INFORMATION ABOUT FUNDS
MANAGEMENT
HOW TO BUY AND SELL SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

FUND SUMMARY - Corgi Advanced Packaging 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Advanced Packaging 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Advanced Packaging ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Advanced Packaging ETF (the “Underlying ETF”). For purposes of the Fund's name, “Advanced Packaging” refers to equity exposure to advanced semiconductor packaging and OSAT companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to advanced semiconductor packaging and OSAT companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Semiconductor Packaging and OSAT Industry Risk. The Fund concentrates its investments in companies operating in the semiconductor packaging and OSAT industry. This industry is characterized by high capital intensity, long lead times for capacity expansion, dependence on a small number of large semiconductor customers (particularly hyperscale data center operators and AI chip designers), rapid technological change, and significant exposure to geopolitical risk (as a substantial portion of global advanced packaging capacity is located in Taiwan, South Korea, and China). Companies in this industry are subject to cyclical demand patterns, pricing pressure from customers, intense competition for advanced technology nodes, and the risk that technological shifts (such as changes in packaging architectures) may render existing capabilities less competitive. The failure or disruption of a key packaging facility could materially affect multiple end-market customers and the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Supply Chain Concentration Risk. The advanced semiconductor packaging supply chain is highly concentrated, with a small number of companies controlling critical capacity in technologies such as Chip-on-Wafer-on-Substrate ("CoWoS"), an advanced semiconductor packaging technology that integrates multiple chips onto a single package, and hybrid bonding (an advanced chip-to-chip interconnect technique that creates dense electrical connections without solder bumps). Disruptions at one or more of these providers, whether from natural disasters, geopolitical events, equipment failures, or other causes, could have a disproportionate impact on the companies in which the Fund invests. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Customer Concentration Risk. Many advanced packaging and OSAT companies derive a substantial portion of revenue from a small number of large customers, including leading AI chip designers and hyperscale cloud service providers. The loss of, or significant reduction in orders from, one or more of these customers could materially and adversely affect the revenue, profitability, and stock price of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Capacity Constraint and Capital Expenditure Risk. Advanced packaging technologies require significant capital investment, and capacity expansion timelines can be extended. Companies may fail to expand capacity in time to meet demand, or may overinvest in capacity that becomes underutilized during cyclical downturns. Both scenarios may adversely affect returns. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Power Semiconductor 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Power Semiconductor 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Power Semiconductor ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Power Semiconductor ETF (the “Underlying ETF”). For purposes of the Fund's name, “Power Semiconductor” refers to equity exposure to power semiconductor companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to power semiconductor companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Power Semiconductor and Wide-Bandgap Technology Risk. The Fund concentrates its investments in companies operating in the power semiconductor industry with a focus on wide-bandgap technologies (SiC and GaN). This industry is characterized by high capital intensity, long product development and qualification cycles, evolving technical standards, and dependence on end-market adoption of higher-voltage architectures. Wide-bandgap semiconductors are relatively newer technologies compared to traditional silicon-based power devices, and their adoption depends on cost competitiveness, manufacturing yield improvements, and qualification by end customers. Companies in this industry face risks from slower-than-expected adoption of 800V architectures in data centers and electric vehicles, competition from incumbent silicon technologies, manufacturing defect rates in SiC and GaN devices, and dependence on limited substrate supply. Changes in government subsidies, trade policies, or environmental regulations could also materially affect demand for power semiconductor products. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Technology Transition Risk. The transition from traditional silicon-based power devices to wide-bandgap alternatives (SiC and GaN) is still ongoing and is not guaranteed to proceed at the pace anticipated by the market. If adoption of 800V or higher-voltage architectures slows, or if competing technologies emerge, the Fund’s portfolio companies may experience reduced demand and lower-than-expected revenue growth. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Dual End-Market Risk. Many companies in the Fund’s portfolio serve both the AI data center and electric vehicle end markets. A downturn in either market,such as a slowdown in EV adoption, reduced hyperscaler capital expenditure, or a recession affecting both sectors,could adversely affect a broad portion of the Fund’s portfolio simultaneously. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Manufacturing Yield and Defect Risk. Wide-bandgap semiconductor manufacturing, particularly SiC crystal growth and GaN-on-SiC epitaxy, involves complex processes with historically lower manufacturing yields compared to traditional silicon. Yield and defect challenges may result in higher costs, production delays, or product failures for companies in the Fund’s portfolio. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi 800VDC Power 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi 800VDC Power 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi 800VDC Power ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi 800VDC Power ETF (the “Underlying ETF”). For purposes of the Fund's name, “800VDC Power” refers to equity exposure to 800VDC power infrastructure companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to 800VDC power infrastructure companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Pre-Revenue and Development-Stage Company Risk. The Fund may invest a significant portion of its assets in pre-revenue or development-stage companies. These companies have limited or no operating history, are not yet generating meaningful revenue, and may never achieve commercial viability. Pre-revenue companies are subject to a high degree of uncertainty, including the risk that their products may not achieve market acceptance, may fail to meet performance specifications, or may be superseded by competing technologies. Many pre-revenue companies are dependent on a small number of potential customers (in some cases, a single hyperscaler or chip designer) for their commercial prospects. Investments in pre-revenue companies involve a higher risk of total loss than investments in established, revenue-generating companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Design Win Concentration Risk. Several companies in the Fund’s portfolio are dependent on securing design wins with a small number of hyperscale data center operators and AI chip designers, particularly the dominant GPU platform vendor. The extended customer qualification cycle for power semiconductor components means that design wins are locked in well before volume production begins. Companies that fail to secure design wins in the current qualification cycle may be excluded from volume production for years. Conversely, a single design win with a major customer can transform a company’s revenue trajectory. This binary dynamic creates elevated stock price volatility around qualification milestones. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

GPU Platform Architecture Dependency Risk. The Fund's thesis is closely tied to the leading GPU platform vendor's current and successor GPU platform architectures, which reference 800VDC power delivery. If the dominant GPU platform vendor changes its power architecture specifications, delays its platform roadmap, or loses market share to competing AI accelerator platforms that use different power architectures, the Fund's portfolio companies could experience materially reduced demand. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Solid-State Circuit Breaker Adoption Risk. The Fund may invest in companies developing solid-state circuit breakers for 800VDC distribution. Solid-state circuit breakers are an emerging technology that has not yet achieved widespread commercial deployment in data center applications. There is a risk that the market may adopt alternative protection solutions, that regulatory standards may not develop as expected, or that incumbent mechanical breaker manufacturers may develop competitive DC-rated products. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Phase Transition Timing Risk. The transition to 800VDC rack-level power delivery in artificial intelligence data centers is expected to proceed in multiple phases, with different component categories, subsystems, and technologies gaining or losing commercial relevance at each phase. Companies that benefit from early adoption phases, such as vendors of interim power conversion or sidecar subsystems, may see declining demand as the architecture matures toward more integrated solutions, including centralized rectifiers, solid-state transformers, and native DC power generation systems. Because the Fund's portfolio  must be actively managed to reflect these phase transitions, the Fund's performance depends in part on the Adviser's ability to correctly assess the pace and sequencing of this transition. If the transition stalls at an early phase, companies positioned for later-stage architectures may not achieve the anticipated revenue growth. Conversely, if the transition accelerates beyond the Adviser's expectations,      early-phase holdings may lose commercial relevance sooner than expected, potentially before the Adviser repositions the Fund's portfolio. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Legacy Equipment Displacement Risk. The 800VDC transition progressively displaces legacy AC power equipment, including central low-voltage UPS systems, AC switchboards and AC power distribution units, and low-voltage transformers. To the extent the Fund holds companies that also manufacture legacy AC equipment, these companies may experience offsetting revenue declines in their legacy product lines even as their 800VDC product lines grow. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Single-Source and Sole-Supplier Risk. Several layers of the 800VDC power delivery stack are currently served by one or very few companies. While this concentrated market positioning may benefit the Fund’s portfolio companies in the near term, it also means that customers have strong incentives to qualify alternative suppliers, develop in-house solutions, or redesign around the chokepoint. The Fund’s portfolio companies may face increasing competitive pressure as the market matures and alternative suppliers emerge. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Semiconductor Substrates & Materials 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Semiconductor Substrates & Materials 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Semiconductor Substrates & Materials ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Semiconductor Substrates & Materials ETF (the “Underlying ETF”). For purposes of the Fund's name, “Semiconductor Substrates & Materials” refers to equity exposure to semiconductor substrates and materials companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to semiconductor substrates and materials companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Semiconductor Materials and Substrates Industry Risk. The Fund concentrates its investments in companies operating in the semiconductor materials and substrates industry. This industry is characterized by high barriers to entry, long customer qualification cycles, concentrated market structures, and significant sensitivity to semiconductor manufacturing volumes. Companies in this industry are subject to risks from fluctuations in semiconductor fabrication capacity utilization, technological changes that may reduce demand for specific materials, environmental and safety regulations governing chemical manufacturing, and supply chain disruptions. Many semiconductor materials companies are domiciled in Japan, South Korea, or Germany, adding foreign investment risk. The failure of a single materials supplier can create industry-wide bottlenecks due to the limited number of qualified suppliers for certain process-critical materials. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Supply Chain Concentration Risk. Several categories of semiconductor materials are supplied by a limited number of manufacturers. Supply concentration across multiple material categories means that disruption at a single supplier can affect the broader semiconductor supply chain. While this concentration creates pricing power and barriers to entry that may benefit incumbent suppliers, it also means that disruptive technologies, loss of key customers, or regulatory changes could have an outsized impact on individual portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Qualification Cycle Risk. Semiconductor manufacturers require materials suppliers to undergo rigorous qualification processes before their products can be used in production. These qualification cycles can represent significant barriers to both entry and switching. However, this also means that companies that fail to qualify for next-generation process nodes (such as the transition from deep ultraviolet to extreme ultraviolet lithography) may lose market share rapidly and permanently. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Cyclicality Risk. Semiconductor materials companies are exposed to the cyclical nature of the semiconductor industry. During industry downturns, semiconductor fabrication capacity utilization declines, leading to reduced demand for substrates, chemicals, and other process materials. The Fund’s portfolio companies may experience significant revenue and earnings declines during such periods. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AI Bottlenecks 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi AI Bottlenecks 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Bottlenecks ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Bottlenecks ETF (the “Underlying ETF”). For purposes of the Fund's name, “AI Bottlenecks” refers to equity exposure to companies addressing AI compute and infrastructure bottlenecks, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to companies addressing AI compute and infrastructure bottlenecks equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

AI Data Center Infrastructure Supply Chain Risk. The Fund invests across the full spectrum of AI data center supply chain bottlenecks. The Fund’s performance depends on continued growth in AI infrastructure capital expenditure by hyperscale cloud providers, enterprise data center operators, and governments. A significant reduction in AI-related capital expenditure,whether due to macroeconomic recession, a slowdown in AI model scaling, a shift in AI training methodologies that reduces hardware requirements, regulatory restrictions on data center construction or energy consumption, or a loss of investor confidence in the AI thesis, could adversely affect the revenues, profitability, and stock prices of companies across all 15 chokepoint themes simultaneously. The Fund’s diversification across multiple supply chain layers provides some insulation against single-point failures, but a broad-based downturn in AI infrastructure spending would affect substantially all of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Chokepoint Resolution Risk. The Fund’s thesis depends on the persistence of supply chain bottlenecks. If bottlenecks are resolved faster than anticipated,through capacity expansion, technological breakthroughs, or demand normalization,the scarcity premium embedded in the Fund’s portfolio companies may diminish, leading to underperformance relative to broader market indices. Different chokepoints may resolve at different rates; for example, High-Bandwidth Memory ("HBM"), a high-performance memory architecture used in AI accelerators, packaging capacity may expand faster than electrical grid interconnection capacity. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Multi-Theme Concentration Risk. While the Fund invests across 15 chokepoint themes, many of these themes are correlated because they are all driven by the same underlying demand factor: AI data center capital expenditure. A downturn in this single demand driver could simultaneously affect companies across all themes, reducing the diversification benefit that the multi-theme structure might otherwise provide. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Hyperscaler Capital Expenditure Dependency Risk. The AI data center supply chain is heavily dependent on capital expenditure decisions by a small number of hyperscale cloud providers. A reduction in capital expenditure by one or more of these hyperscalers,whether due to competitive dynamics, regulatory pressure, financial constraints, or strategic shifts,could have cascading effects across the Fund’s entire portfolio. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Geopolitical and Export Control Risk. The AI data center supply chain is globally distributed and subject to significant geopolitical risk. Key supply chain nodes are concentrated in Taiwan (semiconductor fabrication and packaging), South Korea (memory), Japan (materials and equipment), China (rare earths and certain materials), and the Netherlands (lithography). U.S. export controls on semiconductor technology, Chinese export restrictions on critical minerals, and the risk of military conflict in the Taiwan Strait could each independently disrupt significant portions of the AI supply chain and the Fund’s portfolio. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Neocloud and Pre-Profit Company Risk. The Fund may invest in neocloud (independent cloud service providers offering GPU computing capacity) and GPU-as-a-service companies that are in the early stages of building their businesses and may not yet be profitable. These companies are highly capital-intensive, dependent on GPU supply from the dominant GPU vendor and other chip vendors, and subject to competitive pressure from hyperscale cloud providers that may offer competing GPU cloud services. Neocloud companies may face challenges in achieving sustainable unit economics. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Substrates Pure Play 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Substrates Pure Play 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Substrates Pure Play ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Substrates Pure Play ETF (the “Underlying ETF”). For purposes of the Fund's name, “Substrates Pure Play” refers to equity exposure to pure-play semiconductor substrate companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to pure-play semiconductor substrate companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Substrates Pure Play Industry Risk. The Fund concentrates its investments in companies operating in the compound semiconductor substrates industry. This industry is characterized by extremely high barriers to entry, long customer qualification cycles, complex crystal growth processes with historically variable yields, and concentrated market structures. Companies in this industry face risks from fluctuations in end-market demand (particularly from the photonics, power semiconductor, and RF device markets), challenges in scaling crystal growth capacity, and potential supply disruptions of critical raw materials (including gallium and germanium, which are subject to Chinese export controls). Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

SiC Crystal Growth Yield Risk. Silicon carbide crystal growth is a technically challenging process with historically lower yields compared to silicon crystal growth. Defect rates in SiC boules remain a significant manufacturing challenge, and yield improvements have been slower than anticipated. Companies that fail to improve SiC crystal growth yields may face cost disadvantages relative to competitors and may be unable to meet growing demand for SiC substrates. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

China Critical Material Export Control Risk. China has imposed export controls on gallium and germanium, both of which are essential raw materials for compound semiconductor substrate manufacturing. China controls a significant share of global gallium and germanium production. These export controls may increase raw material costs, create supply shortages, and adversely affect the profitability of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AI Photonics 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi AI Photonics 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Photonics ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Photonics ETF (the “Underlying ETF”). For purposes of the Fund's name, “AI Photonics” refers to equity exposure to AI photonics and silicon photonics companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to AI photonics and silicon photonics companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Optical Interconnect and Photonics Industry Risk. The Fund concentrates its investments in companies operating in the optical interconnect and photonics industry. This industry is experiencing rapid growth driven by AI data center bandwidth requirements, but faces significant risks including technology standard uncertainty (pluggable vs. co-packaged optics), rapid price erosion on transceiver modules, dependence on a small number of hyperscale customers, and supply chain constraints in critical upstream materials (particularly InP substrates and EML laser chips). The transition from copper to optical interconnects at the rack level is not guaranteed to proceed at the pace anticipated by the market, and the timing of CPO adoption remains uncertain. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Copper-to-Optical Transition Risk. The Fund’s thesis depends in part on the ongoing transition from copper to optical interconnects within AI data centers. If advances in copper cable technology (such as active electrical cables) extend the viability of copper interconnects at higher data rates, or if AI cluster architectures evolve in ways that reduce optical bandwidth requirements, the growth trajectory of the optical interconnect market may be slower than anticipated. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

CPO Adoption Timeline Risk. Co-packaged optics represents a significant technology transition that is expected to begin commercial deployment in the near term. The Fund may invest in companies that are developing CPO technology. If CPO adoption is delayed or if the technology fails to achieve the anticipated performance and cost advantages over pluggable transceivers, the Fund’s portfolio companies may experience reduced demand and lower-than-expected revenue growth. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Small Investable Universe Concentration Risk. The optical interconnect and photonics industry has a relatively small number of publicly traded pure-play companies. The Fund’s investable universe may be limited, which could result in higher concentration in individual positions and reduced diversification relative to funds with larger investable universes. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi HBM 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi HBM 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi HBM ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi HBM ETF (the “Underlying ETF”). For purposes of the Fund's name, “HBM” refers to equity exposure to high bandwidth memory (“HBM”) companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to high bandwidth memory (“HBM”) companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Semiconductor Packaging and HBM Industry Risk. The Fund concentrates its investments in companies operating in the semiconductor packaging and HBM industry. This industry is characterized by extreme capacity constraints, with extended CoWoS packaging lead times, high capital intensity, dependence on a small number of large semiconductor customers (particularly AI chip designers and hyperscale data center operators), and significant geographic concentration in Taiwan and South Korea. Global CoWoS advanced packaging capacity is highly concentrated, creating supply concentration risk for the AI chip ecosystem. The industry is subject to rapid technological change, with new packaging architectures (such as hybrid bonding and chiplet-based designs) potentially disrupting existing competitive positions. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Taiwan Geopolitical Risk. A substantial portion of global advanced semiconductor packaging capacity is located in Taiwan. The Fund may invest a significant portion of its assets in companies domiciled in or with substantial operations in Taiwan. Geopolitical tensions in the Taiwan Strait, including the risk of military conflict, trade sanctions, or economic blockade, could materially disrupt the semiconductor packaging supply chain and adversely affect the Fund’s portfolio. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AI Memory Buildout 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi AI Memory Buildout 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Memory Buildout ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Memory Buildout ETF (the “Underlying ETF”). For purposes of the Fund's name, “AI Memory Buildout” refers to equity exposure to AI memory buildout companies (including DRAM, HBM, NAND, and memory equipment), as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to AI memory buildout companies (including DRAM, HBM, NAND, and memory equipment) equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Memory Semiconductor Industry Risk. The Fund concentrates its investments in companies operating in the memory semiconductor industry. This industry is historically one of the most cyclical segments of the semiconductor market, characterized by boom-bust cycles driven by supply-demand imbalances. The global DRAM market is highly concentrated. The Fund's performance is heavily dependent on the financial performance and capital allocation decisions of a small number of issuers. Memory pricing is highly volatile and can decline sharply during periods of oversupply, even when underlying demand trends remain positive. The NAND flash market faces additional risk from chronic oversupply and aggressive capacity additions by multiple manufacturers. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Memory Pricing Cyclicality Risk. Memory chip prices are highly volatile and subject to boom-bust cycles that can result in significant price swings  within a single year. The Fund’s portfolio companies’ revenues, margins, and stock prices are directly correlated with memory pricing cycles. Even in an AI-driven demand environment, memory prices may decline if supply additions outpace demand growth. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

NAND Oversupply Risk. The NAND flash market has historically been prone to oversupply, with multiple manufacturers aggressively adding capacity. While enterprise SSD demand is growing, the NAND market may experience periods of oversupply that depress pricing and margins across the industry, including for companies in the Fund’s portfolio. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AI Power & Grid Infrastructure 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi AI Power & Grid Infrastructure 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Power & Grid Infrastructure ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Power & Grid Infrastructure ETF (the “Underlying ETF”). For purposes of the Fund's name, “AI Power & Grid Infrastructure” refers to equity exposure to AI power and grid infrastructure companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to AI power and grid infrastructure companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Power Semiconductor and Electrical Infrastructure Industry Risk. The Fund concentrates its investments in companies operating in the power semiconductor and electrical infrastructure industry. This industry is experiencing unprecedented demand driven by AI data center construction, but faces significant structural constraints. Grid interconnection queues have grown significantly, and transformer lead times have extended substantially, creating bottlenecks that may limit the pace of data center buildout. The industry is capital-intensive, subject to long project cycles, and dependent on regulatory approvals and utility cooperation. Companies face risks from changing power architecture standards (including the transition to 800VDC distribution), competition between SiC and GaN technologies, and potential changes in energy policy or environmental regulations that could affect data center power requirements. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Grid Interconnection Queue Risk. Data center developers face grid interconnection queues that can extend several years. If interconnection delays persist or worsen, they may limit the total addressable market for the Fund’s portfolio companies by slowing the pace of new data center construction and power infrastructure deployment. Conversely, if queue processing accelerates, it could trigger a surge in demand that exceeds supply capacity for transformers, switchgear, and other long-lead-time equipment. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Transformer Lead Time and Supply Constraint Risk. Power and distribution transformers have extended lead times and global transformer manufacturing capacity is limited. The Fund’s portfolio companies that manufacture or depend on transformers may face constraints that limit their revenue growth or project completion timelines. Conversely, rapid capacity expansion by transformer manufacturers could lead to eventual oversupply.

800V Architecture Adoption Risk. The data center industry is in the early stages of transitioning from traditional AC power distribution to higher-voltage DC architectures (including 800VDC). The pace of this transition is uncertain, and the Fund’s portfolio companies that are positioned for the 800V architecture may face reduced demand if the transition is delayed or if alternative architectures are adopted. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AI Data Center Cooling 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi AI Data Center Cooling 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Data Center Cooling ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Data Center Cooling ETF (the “Underlying ETF”). For purposes of the Fund's name, “AI Data Center Cooling” refers to equity exposure to AI data center cooling companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to AI data center cooling companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Data Center Cooling and Thermal Management Industry Risk. The Fund concentrates its investments in companies operating in the data center cooling and thermal management industry. This industry is experiencing rapid growth as AI rack power densities continue to increase substantially, making traditional air cooling physically insufficient. However, the industry faces significant technology standard uncertainty, as the market has not yet converged on a dominant cooling architecture (direct liquid cooling, rear-door heat exchangers, or immersion cooling). The liquid cooling market is projected to grow significantly, but rapid growth may attract new entrants and intensify competition. Companies in this industry face risks from hyperscaler insourcing (large cloud providers developing proprietary cooling solutions), changing rack density requirements, and the possibility that alternative cooling technologies may emerge. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Technology Standard Uncertainty Risk. The data center cooling industry has not yet converged on a dominant cooling architecture for next-generation AI data centers. Direct liquid cooling (DLC), rear-door heat exchangers, and immersion cooling each have distinct advantages and limitations. The Fund’s portfolio companies may be concentrated in one or more cooling architectures that do not become the industry standard, which could result in lower-than-expected demand and revenue growth. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Hyperscaler Insourcing Risk. Hyperscale cloud providers  have the engineering capabilities and financial resources to develop proprietary cooling solutions in-house. If hyperscalers increasingly insource their cooling infrastructure rather than purchasing from third-party vendors, the addressable market for the Fund’s portfolio companies could be materially reduced. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Rapid Market Growth and New Entrant Risk. The data center liquid cooling market is projected to grow substantially. This rapid growth may attract significant new entrants, including established industrial cooling companies and well-funded startups, intensifying competition and potentially compressing margins for the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Custom AI Silicon 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Custom AI Silicon 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Custom AI Silicon ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Custom AI Silicon ETF (the “Underlying ETF”). For purposes of the Fund's name, “Custom AI Silicon” refers to equity exposure to custom AI silicon and ASIC design companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to custom AI silicon and ASIC design companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Custom Semiconductor Design and AI Silicon Industry Risk. The Fund concentrates its investments in companies operating in the custom semiconductor design and AI silicon industry. This industry is characterized by long design cycles, high customer concentration (with a small number of hyperscale cloud providers accounting for the majority of custom AI ASIC demand), and significant competition from general-purpose GPU platforms. The custom AI ASIC market is highly concentrated. Custom ASIC companies are dependent on third-party foundries for manufacturing , and foundry capacity constraints may limit their ability to fulfill customer orders. The success of custom AI ASICs depends on hyperscalers’ continued willingness to invest in custom silicon rather than relying on commercially available GPUs. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Customer Concentration Risk. The custom AI ASIC market is concentrated among a small number of hyperscale customers. The loss of, or significant reduction in orders from, one or more of these customers could materially and adversely affect the revenue, profitability, and stock price of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi AI Networking & Signal Integrity 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi AI Networking & Signal Integrity 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Networking & Signal Integrity ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Networking & Signal Integrity ETF (the “Underlying ETF”). For purposes of the Fund's name, “AI Networking & Signal Integrity” refers to equity exposure to AI networking and signal integrity companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to AI networking and signal integrity companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

AI Networking and Signal Integrity Semiconductor Industry Risk. The Fund concentrates its investments in companies operating in the AI networking and signal integrity semiconductor industry. This industry is characterized by rapid technological change, short product life cycles, and intense competition among interconnect standards. Companies in this industry face risks from standard wars, rapid generation transitions across interconnect and data rate standards, customer concentration in a small number of hyperscale data center operators and AI chip designers, and the risk that proprietary networking technology may reduce demand for open-standard networking solutions. The industry is also subject to pricing pressure as volumes scale and competitors enter the market. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Standards War Risk. The AI networking market is characterized by competing interconnect standards and proprietary interconnect standards. The outcome of these standards wars will determine which networking silicon companies benefit from the AI buildout. If a standard in which the Fund’s portfolio companies have invested loses market share to a competing standard, those companies may experience materially reduced demand and revenue. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Customer Concentration Risk. Several companies in the AI networking and signal integrity space derive a substantial portion of their revenue from a small number of customers, including hyperscale cloud providers and AI chip designers. The loss of a major customer or a significant reduction in orders could materially and adversely affect revenue, profitability, and stock prices of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AI Connectors & Interconnect 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi AI Connectors & Interconnect 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Connectors & Interconnect ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Connectors & Interconnect ETF (the “Underlying ETF”). For purposes of the Fund's name, “AI Connectors & Interconnect” refers to equity exposure to AI connectors and interconnect companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to AI connectors and interconnect companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Electronic Connectors and Interconnect Industry Risk. The Fund concentrates its investments in companies operating in the electronic connectors and interconnect industry, with a focus on components used in AI servers and data center equipment. This industry is characterized by high engineering barriers to entry for next-generation high-speed connectors, but also faces commoditization pressure at lower data rates. Many leading connector companies are large, diversified conglomerates for which data center connectors represent only a portion of total revenue, making it challenging to identify companies that meet the 50% revenue threshold. The Fund’s investable universe may therefore be relatively small. Companies in this industry are subject to risks from customer concentration in a small number of hyperscale data center operators and server OEMs, pricing pressure from high-volume customers, and the risk that connector specifications may change with each new GPU platform generation. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Diversified Conglomerate Risk. Many of the world’s largest connector companies are highly diversified, with data center and AI-related connectors representing only a portion of their total revenue. This makes it challenging for the Fund to construct a portfolio of companies that clearly meet the 50% revenue threshold. The Fund’s investable universe may be smaller and less liquid than broader thematic ETFs, potentially resulting in higher concentration risk and wider bid-ask spreads. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Commoditization Risk. While next-generation high-speed connectors require significant engineering investment, connectors at established data rates face commoditization pressure. As connector technologies mature and multiple suppliers qualify, pricing pressure may erode margins for the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Platform Transition Risk. Connector specifications are closely tied to GPU and server platform designs. Each new GPU generation  may require redesigned connectors, creating both opportunity and risk. Companies that fail to secure design wins on next-generation platforms may lose market share for the duration of that platform cycle. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Neocloud 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Neocloud 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Neocloud ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Neocloud ETF (the “Underlying ETF”). For purposes of the Fund's name, “Neocloud” refers to equity exposure to neocloud and AI-native cloud companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to neocloud and AI-native cloud companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

GPU Cloud and AI Compute Infrastructure Industry Risk. The Fund concentrates its investments in companies operating in the emerging GPU cloud and AI compute infrastructure industry. This industry is characterized by extreme capital intensity (with individual companies deploying tens of billions of dollars in GPU infrastructure), dependence on GPU supply from  a small number of  chip vendors, competition from hyperscale cloud providers that may offer competing GPU cloud services, and the risk that many neocloud companies are pre-profit or early-stage with limited operating histories. The industry’s economics depend on sustained demand for AI compute at prices sufficient to cover the high fixed costs of GPU infrastructure. A decline in AI compute demand, an oversupply of GPU capacity, or a significant reduction in GPU cloud pricing could materially and adversely affect the revenues, profitability, and stock prices of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Hyperscaler Competition Risk. Major hyperscale cloud providers each operate massive GPU cloud platforms and may compete directly with neocloud providers for AI compute customers. Hyperscalers have significantly greater financial resources, customer relationships, and GPU procurement scale. If hyperscalers aggressively price GPU cloud services or bundle AI compute with other cloud services, neocloud providers may face margin compression or customer losses. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Customer Concentration and Long-Term Contract Risk. Several neocloud companies derive a substantial portion of their revenue from a small number of large customers, including hyperscalers and large AI companies. These relationships are often governed by long-term contracts. While long-term contracts provide revenue visibility, they also expose neocloud companies to the risk that a customer default, contract renegotiation, or non-renewal could materially affect revenue. Additionally, the long-term nature of these contracts means that neocloud companies bear the risk of GPU depreciation and technological obsolescence over the contract period. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Data Center Construction 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Data Center Construction 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Data Center Construction ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Data Center Construction ETF (the “Underlying ETF”). For purposes of the Fund's name, “Data Center Construction” refers to equity exposure to data center construction companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to data center construction companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Data Center Construction and MEP Services Industry Risk. The Fund concentrates its investments in companies operating in the data center construction and MEP services industry. This industry is characterized by dependence on skilled labor availability (the single most binding constraint on data center capacity additions), project execution risk on mega-scale builds, margin pressure from rising labor and materials costs, and cyclicality tied to hyperscaler capital expenditure cycles. Companies in this industry are subject to risks from permitting delays, supply chain disruptions affecting construction materials and electrical equipment (particularly transformers and switchgear), and the geographic concentration of data center construction activity in a limited number of markets. The failure to complete projects on schedule can result in liquidated damages and reputational harm. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Skilled Labor Shortage Risk. The data center construction industry faces a significant shortage of skilled electricians, mechanical tradespeople, and other specialized construction workers. This labor shortage is the rate-limiting factor in data center capacity additions and may constrain the growth of the Fund’s portfolio companies. Competition for skilled labor may also drive up wages, compress margins, and increase project costs and timelines. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Project Execution and Concentration Risk. Data center construction projects are large, complex, and involve significant execution risk. Cost overruns, schedule delays, design defects, or safety incidents on a single large project can materially affect a contractor’s financial results and reputation. The Fund’s portfolio companies may have significant revenue concentration in a small number of large projects or customers. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Cyclicality and Backlog Risk. Data center construction activity is closely tied to hyperscaler capital expenditure decisions. A reduction in hyperscaler capex could result in project deferrals or cancellations, reducing the backlog and revenue of the Fund’s portfolio companies. Companies with large fixed-cost bases may be particularly vulnerable to cyclical downturns. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AI Data Storage 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi AI Data Storage 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Data Storage ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Data Storage ETF (the “Underlying ETF”). For purposes of the Fund's name, “AI Data Storage” refers to equity exposure to AI data storage companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to AI data storage companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Data Storage Industry Risk. The Fund concentrates its investments in companies operating in the data storage industry. This industry is characterized by intense price competition, cyclical demand patterns tied to enterprise and hyperscaler capital expenditure cycles, rapid technological change (including transitions between storage media types and interface standards), and significant customer concentration. Flash memory pricing is highly volatile, with periods of oversupply leading to steep price declines that compress margins for SSD and storage array manufacturers. The HDD segment faces secular decline risk as SSDs capture an increasing share of enterprise storage, partially offset by growing demand for high-capacity drives in AI data lake applications. Competition from hyperscaler in-house storage solutions and storage-as-a-service commoditization may reduce demand for third-party storage systems. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Flash Pricing Cyclicality Risk. NAND flash memory pricing is highly cyclical, driven by the balance between global NAND production capacity and demand. Periods of oversupply can lead to steep price declines that compress margins for SSD manufacturers and storage array companies that purchase NAND as a key input. Conversely, periods of shortage can increase costs for companies that do not manufacture their own NAND. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

HDD Secular Decline Risk. Hard disk drives face long-term secular decline risk as solid-state storage captures an increasing share of enterprise and data center storage. While AI data lake demand has partially offset this trend by driving demand for high-capacity HDDs, there is no assurance that AI-related demand will fully compensate for the broader decline in HDD unit volumes. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Hyperscaler In-House Storage Risk. Hyperscale cloud providers increasingly design and procure custom storage solutions, including custom-designed SSDs and storage software, reducing their dependence on third-party storage vendors. If this trend accelerates, the Fund’s portfolio companies that sell storage systems to hyperscalers may experience reduced demand. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Rare Earths & Critical Minerals 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Rare Earths & Critical Minerals 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Rare Earths & Critical Minerals ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Rare Earths & Critical Minerals ETF (the “Underlying ETF”). For purposes of the Fund's name, “Rare Earths & Critical Minerals” refers to equity exposure to rare earths and critical minerals companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to rare earths and critical minerals companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Rare Earth Elements and Critical Minerals Industry Risk. The Fund concentrates its investments in companies operating in the rare earth elements and critical minerals industry. This industry is characterized by extreme geographic concentration of supply, significant price volatility driven by Chinese supply management and export controls, long mine development timelines, environmental and permitting challenges, and the risk that substitution or materials efficiency improvements may reduce demand for specific minerals. Chinese export restrictions on critical minerals, including gallium, germanium, and antimony, have demonstrated the geopolitical vulnerability of critical minerals supply chains. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

China Supply Dominance and Export Control Risk. China dominates the global supply of rare earth elements and several critical minerals, including gallium and germanium. Chinese export controls, production quotas, or trade policy changes could significantly restrict the global supply of these materials, causing price spikes and supply disruptions that may affect both the Fund’s portfolio companies and the broader semiconductor and AI infrastructure supply chains. Conversely, if China increases supply to depress prices, non-Chinese producers (in which the Fund may invest) could face margin compression and financial distress. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Long Development Timeline Risk. New rare earth and critical minerals mining projects typically require lengthy periods from discovery to commercial production, including extensive environmental review, permitting, and construction. Companies developing new mines face significant execution risk, capital requirements, and the possibility that the project may not reach production. The Fund’s portfolio may include companies in the development or pre-production stage that have limited or no revenue from mining operations. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Price Volatility Risk. Rare earth and critical mineral prices are highly volatile, influenced by Chinese production and export policies, global demand fluctuations, speculative activity, and strategic stockpiling by governments. Price declines can render mining operations uneconomic, while price spikes may accelerate substitution efforts by end users. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Currency Risk. Because the Underlying ETF invests in securities denominated in foreign currencies, the Fund is indirectly exposed to currency risk. Changes in exchange rates may reduce returns or increase losses. Even when local-currency returns are positive, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure. Because the Fund provides leveraged (2x) daily exposure, adverse currency movements may result in proportionally larger declines in the Fund's NAV and market price.

Closed Market and Trading Hours Risk. Where all or a portion of the Underlying ETF's securities trade in a market that is closed when the market in which the Fund's Shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This may contribute to volatility, premiums or discounts to NAV, wider bid-ask spreads, and rebalancing and implementation challenges that may contribute to performance slippage relative to the Fund's daily leveraged objective.

Foreign Custody and Settlement Risk. Foreign markets have settlement, custody, and recordkeeping practices that differ from those in the United States, and may involve sub-custody arrangements through local agents. These differences may increase operational risk, delay settlement, increase the cost of holding foreign securities indirectly through derivatives that reference foreign issuers, or impair the Fund's ability to obtain or maintain leveraged exposure as intended. Because the Fund provides leveraged exposure, operational disruptions affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AI Infrastructure Outliers 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi AI Infrastructure Outliers 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Infrastructure Outliers ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Infrastructure Outliers ETF (the “Underlying ETF”). For purposes of the Fund's name, “AI Infrastructure Outliers” refers to equity exposure to AI infrastructure outlier companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to AI infrastructure outlier companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Specialty Industrial Gases, Ultra-Pure Materials, and Advanced Ceramics Industry Risk. The Fund concentrates its investments in companies operating across a diverse set of niche industries that provide critical inputs to semiconductor manufacturing and AI data center operations. These industries are characterized by high barriers to entry (due to extreme purity requirements and long qualification cycles), concentrated market structures, and structurally constrained supply for certain materials (particularly helium, neon, and specialty ceramics). However, many leading companies in these industries are large, diversified conglomerates for which semiconductor- and data center-related products represent only a portion of total revenue, making it challenging to identify companies that meet the 50% revenue threshold. The Fund’s investable universe may therefore be relatively small. Companies in these industries are subject to risks from commodity price volatility, supply disruptions at concentrated production facilities, environmental regulations, and the potential for substitution or efficiency improvements that reduce per-unit material consumption. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Diversified Conglomerate Risk. Many of the world’s largest specialty gas and materials companies are highly diversified industrial conglomerates for which semiconductor- and data center-related products represent a minority of total revenue. This makes it challenging for the Fund to construct a portfolio of companies that clearly meet the 50% revenue threshold. The Fund’s investable universe may be smaller and less liquid than broader thematic ETFs, potentially resulting in higher concentration risk. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Supply Concentration and Disruption Risk. Production of several critical materials is concentrated in a small number of facilities or countries. Production of these materials is geographically concentrated, and disruptions at key supply nodes, whether from geopolitical events, natural disasters, labor disputes, or facility accidents, could cause significant price spikes and supply shortages. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Substitution and Efficiency Risk. Semiconductor manufacturers and data center operators continuously seek to reduce per-unit consumption of expensive or scarce materials through process optimization, materials substitution, and recycling. For example, efforts to reduce helium consumption in semiconductor fabs through recycling systems, or to develop alternative lithography gases, could reduce demand for the materials produced by the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Robotics Enablers 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Robotics Enablers 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Robotics Enablers ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Robotics Enablers ETF (the “Underlying ETF”). For purposes of the Fund's name, “Robotics Enablers” refers to equity exposure to robotics enabler companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to robotics enabler companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Robotics Components Industry Risk. The Fund concentrates its investments in companies operating in the robotics components industry. This industry is characterized by long customer qualification cycles, dependence on the pace of factory automation capital expenditure, significant geographic concentration in Japan and Europe, and cyclicality tied to global industrial production. The precision robot reducer market is highly concentrated, creating both pricing power for incumbents and incentives for customers to qualify alternative suppliers. Companies in this industry face risks from slower-than-expected adoption of humanoid and collaborative robotics, competition from vertically integrated robot manufacturers developing in-house components, and shifts in end-market demand (e.g., a slowdown in factory automation or automotive production). Changes in trade policy, particularly between Japan and China, could materially affect demand for robotic components. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Humanoid Robotics Timeline Risk. A significant portion of the growth thesis for robotic components depends on the development and commercial deployment of humanoid robots. If humanoid deployment timelines extend significantly beyond current market expectations, or if humanoid robot designs evolve to use non-traditional component architectures (e.g., direct-drive motors instead of geared reducers, or proprietary actuators instead of off-the-shelf components), demand for precision components may grow more slowly than anticipated. The Fund’s portfolio companies may experience reduced growth rates and lower valuations if the humanoid robotics timeline disappointments lead to a broader re-rating of the robotics component sector. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Sensing & Perception 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Sensing & Perception 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Sensing & Perception ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Sensing & Perception ETF (the “Underlying ETF”). For purposes of the Fund's name, “Sensing & Perception” refers to equity exposure to sensing and perception technology companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to sensing and perception technology companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Sensor and Perception Technology Risk. The Fund concentrates its investments in companies operating in the sensor and perception technology industry. This industry is characterized by rapid technological change (including modality shifts such as the ongoing debate between LiDAR-based and camera-only perception systems), dependence on the pace of autonomous vehicle and ADAS adoption, The sensor market encompasses multiple modalities (optical, radar, LiDAR, MEMS, magnetic), and a decisive industry shift toward one modality could adversely affect companies focused on alternative modalities. Companies in this industry are subject to pricing pressure from large automotive and consumer electronics customers, rapid product obsolescence, and the risk that end-market adoption of advanced sensing (particularly in autonomous vehicles) proceeds more slowly than anticipated. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

LiDAR/Frontier Sleeve Risk. The Fund may allocate up to 20% of its net assets to early-stage LiDAR and MEMS pure-play companies in its frontier sleeve.. The frontier sleeve carries materially higher risk of total loss than the Fund’s established sensors sleeve. Early-stage LiDAR companies are highly capital-intensive, may not generate positive cash flow for years (if ever), and face existential risk from the camera-only autonomous driving approach. The Fund’s frontier sleeve is designed to provide optionality exposure, but investors should be aware that the entire frontier allocation could experience significant or total loss. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Autonomous Vehicle Timeline Risk. A significant portion of demand growth for advanced sensors (LiDAR, radar, high-resolution image sensors) depends on the pace of autonomous vehicle deployment. Regulatory delays, technical challenges, liability uncertainty, or a shift in consumer and fleet-operator preferences could slow autonomous vehicle deployment and reduce demand for the advanced sensing hardware in which the Fund invests. The Level 4/5 autonomous driving timeline has repeatedly been extended by industry participants, and further delays would adversely affect the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Modality Risk. The perception industry faces an ongoing debate about optimal sensor modalities for autonomous systems. Camera-only approaches compete against sensor-fusion approaches that combine cameras with LiDAR and radar. A decisive industry shift toward one modality (e.g., camera-only autonomous driving gaining dominance) could adversely affect companies focused on alternative modalities such as LiDAR. Conversely, a shift toward LiDAR-centric approaches could disadvantage camera-focused companies. The Fund’s diversification across modalities mitigates but does not eliminate this risk. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Grid & Electrification 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Grid & Electrification 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Grid & Electrification ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Grid & Electrification ETF (the “Underlying ETF”). For purposes of the Fund's name, “Grid & Electrification” refers to equity exposure to grid and electrification companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to grid and electrification companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Grid and Electrification Industry Risk. The Fund concentrates its investments in companies operating in the electrical grid hardware and infrastructure industry. This industry is subject to a multi-year capital expenditure cycle dependent on utility spending, regulatory approvals, and government policy (including the U.S. Inflation Reduction Act and the EU Green Deal). Extended transformer lead times create near-term revenue visibility but also mean capacity additions are slow. The supply chain for grain-oriented electrical steel (GOES) and copper is constrained, creating input cost risk. Permitting delays for transmission lines can extend project timelines by years. Companies in this industry face risks from changes in energy policy (including IRA repeal risk), tariff impacts on imported equipment, interest rate sensitivity (as utility capital expenditure is often financed with long-term debt), and the potential for cyclical downturns if the current electrification super-cycle moderates. Demand for grid and electrification equipment is concentrated among a small number of large buyers, and the Fund's portfolio companies may be disproportionately affected by changes in the capital expenditure plans of these buyers. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Utility Regulatory Risk. A significant portion of grid infrastructure spending is subject to regulatory approval from state and federal utility commissions (in the United States) and equivalent regulatory bodies in other jurisdictions. Changes in allowed rates of return, permitting requirements, interconnection queue management, or regulatory frameworks could slow or reduce infrastructure investment. Federal policy risk is elevated: potential repeal or modification of the Inflation Reduction Act could reduce incentives for grid modernization and renewable energy interconnection, adversely affecting demand for the Fund’s portfolio companies’ products and services. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Commodity Input Risk. Grid equipment manufacturers are exposed to commodity price volatility for key inputs including copper, aluminum, grain-oriented electrical steel (GOES), and transformer oil. Grain-oriented electrical steel is a specialty material with limited global production capacity, and supply constraints have been a contributing factor in extended transformer lead times. Sharp increases in input costs may compress margins if manufacturers cannot pass through price increases to utility customers, particularly for contracts with fixed pricing. Conversely, a sharp decline in commodity prices could signal weakening end-market demand. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Semiconductor Foundry & Capex Cycle ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Semiconductor Foundry & Capex Cycle ETF (the “Underlying ETF”). For purposes of the Fund's name, “Semiconductor Foundry & Capex Cycle” refers to equity exposure to semiconductor foundry and capex cycle companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to semiconductor foundry and capex cycle companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Semiconductor Foundry and Capex Cycle Risk. The Fund concentrates its investments in companies whose revenues are directly tied to the semiconductor capital expenditure cycle. The semiconductor industry is highly cyclical, and capital expenditure by foundries and IDMs has historically experienced significant boom-and-bust cycles. During capex up-cycles, equipment and materials companies experience strong demand, pricing power, and margin expansion; during down-cycles, order cancellations, inventory destocking, and price compression can lead to sharp revenue and earnings declines. The current capex cycle, in which multiple major foundries are expanding simultaneously, represents an unusually strong up-cycle. However, there is no guarantee that this cycle will persist. A reduction in end-market demand for semiconductors, a slowdown in AI-related capital expenditure, a decision by one or more major foundries to reduce or delay expansion plans, or a macroeconomic recession could trigger a capex down-cycle that would adversely affect substantially all of the Fund’s portfolio companies simultaneously. The Fund’s performance is also dependent on the continued competitive dynamics among the major foundries; if one foundry achieves decisive competitive dominance and the others curtail expansion, the intensity of the capex cycle could diminish. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Foundry Competition and Prisoner’s Dilemma Risk. The Fund’s thesis depends in part on the competitive dynamics among the major foundries, in which each foundry is incentivized to invest aggressively in capacity regardless of the others' actions. If this competitive dynamic changes, for example, if a major foundry exits or significantly scales back its ambitions, or if geopolitical events reduce competitive pressure, the intensity of the capex cycle could diminish, reducing demand for equipment, construction, and materials. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Geopolitical and Export Control Risk. Semiconductor manufacturing is at the center of U.S.-China geopolitical competition. U.S. export controls restrict the sale of advanced semiconductor equipment (particularly EUV lithography systems and certain etch/deposition tools) to Chinese entities. These restrictions reduce the addressable market for equipment companies and create uncertainty for foundries with operations in China . Escalation of export controls, retaliatory measures by China, or military conflict in the Taiwan Strait could materially disrupt the global semiconductor manufacturing ecosystem and the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Fab Construction Execution Risk. Leading-edge semiconductor fabs are among the most complex construction projects in the world, requiring significant capital investment and multi-year construction timelines. Construction delays, cost overruns, labor shortages, supply chain disruptions for specialty construction materials, and permitting challenges can delay fab completion and, consequently, delay equipment installation and consumable ramp. The Fund’s portfolio companies may experience revenue timing uncertainty as a result of construction-related delays. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Semiconductor Design & IP 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Semiconductor Design & IP 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Semiconductor Design & IP ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Semiconductor Design & IP ETF (the “Underlying ETF”). For purposes of the Fund's name, “Semiconductor Design & IP” refers to equity exposure to semiconductor design and intellectual property companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to semiconductor design and intellectual property companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Semiconductor Design Tools and IP Industry Risk. The Fund concentrates its investments in companies that develop electronic design automation software, semiconductor intellectual property, and related design infrastructure. This industry is characterized by concentrated market structure, high barriers to entry (deep foundry certification pipelines, decades of accumulated design rule knowledge, and significant R&D investment requirements), and long customer relationships (EDA contracts are typically multi-year). While these characteristics generally benefit incumbents, the Fund faces risks including: potential disruption from AI-driven design automation tools that could commoditize certain EDA functions; customer consolidation (as semiconductor companies merge, the number of potential EDA customers decreases); dependence on continued semiconductor design complexity growth (if chip design becomes simpler due to architectural changes, demand for design tools could moderate); and the risk that open-source EDA alternatives (such as OpenROAD) or emerging competitors could erode market share. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Disruption Risk. The EDA industry is highly concentrated, providing significant pricing power and competitive moats for incumbent companies. However, this concentration also means the Fund is exposed to regulatory risk (antitrust scrutiny, particularly following large-scale acquisitions), the risk of AI-driven disruption (large language models and generative AI could automate portions of the chip design workflow currently performed by EDA tools), and the risk that open-source EDA initiatives could commoditize certain tool categories. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Customer Concentration and Geopolitical Risk. EDA companies derive a significant portion of revenue from a small number of large semiconductor companies, many of which are based in China, which represents a significant share of EDA industry revenue. U.S. export controls restricting the sale of advanced EDA tools to Chinese entities have already reduced the addressable market for EDA companies, and further escalation of export controls could materially affect revenue. Additionally, EDA companies are exposed to the risk that Chinese semiconductor companies develop or adopt domestic EDA alternatives to reduce dependence on U.S. tools. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Co-Packaged Optics 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Co-Packaged Optics 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Co-Packaged Optics ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Co-Packaged Optics ETF (the “Underlying ETF”). For purposes of the Fund's name, “Co-Packaged Optics” refers to equity exposure to co-packaged optics companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to co-packaged optics companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Co-Packaged Optics and Optical Interconnect Industry Risk. The Fund concentrates its investments in companies operating in the co-packaged optics and optical interconnect industry. CPO is an emerging technology not yet in volume production. The Fund’s investment thesis depends on the assumption that CPO becomes the standard optical interconnect architecture for next-generation AI clusters, which is not guaranteed. The CPO inflection point is timing-dependent, and the adoption timeline remains uncertain. Pluggable transceivers at higher data rates may improve enough to delay or reduce the need for CPO. The investable universe of companies with significant CPO revenue exposure is currently small, creating concentration risk. Companies in this industry are subject to rapid technological change, intense competition, long design-win cycles, and dependence on a small number of hyperscale data center customers for demand. The failure or delay of CPO deployment at one or more major hyperscalers could materially affect the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

CPO Adoption Timeline Risk. The CPO inflection point is timing-dependent, and adoption may be delayed if pluggable 1.6T transceivers meet bandwidth and power requirements for next-generation AI clusters. CPO design wins are being awarded now, but volume production may not begin until the late 2020s. If the transition from pluggable to co-packaged optics takes longer than anticipated, companies positioned for CPO may experience extended periods of lower-than-expected revenue from CPO-specific products. The Fund’s portfolio companies may derive the majority of their current revenue from pluggable transceivers and related products, with CPO revenue remaining a small portion of total revenue for several years. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Laser Source Chokepoint Risk. Continuous-wave (CW) lasers for CPO are manufactured by very few companies globally. These lasers must meet exacting specifications for wavelength stability, output power, and reliability at the elevated temperatures found inside switch and GPU packages. Supply constraints in CW lasers could limit the pace of CPO deployment across the industry. Conversely, the small number of qualified CW laser suppliers may benefit from pricing power and allocation priority. If alternative laser technologies emerge or if CPO architectures evolve to reduce laser requirements, existing laser suppliers’ competitive positions could be adversely affected. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Technology Standard Risk. Multiple CPO architectures are currently being developed by different industry participants, including on-package, near-package, and in-package configurations. The industry may not converge on a single CPO standard, which could fragment demand across multiple incompatible implementations. Companies that invest heavily in one architectural approach may find that the market adopts a different standard, rendering their technology less competitive. The lack of industry-wide standardization may also slow adoption by creating uncertainty for hyperscale customers evaluating CPO solutions. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi Asia AI Supply Chain 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Asia AI Supply Chain 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Asia AI Supply Chain ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Asia AI Supply Chain ETF (the “Underlying ETF”). For purposes of the Fund's name, “Asia AI Supply Chain” refers to equity exposure to Asia AI supply chain companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to Asia AI supply chain companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Asian AI and Semiconductor Supply Chain Risk. The Fund concentrates its investments in Asian companies operating across the AI and semiconductor supply chain. The Asian semiconductor ecosystem is deeply interconnected, disruption in one country (e.g., a Taiwan earthquake affecting a major foundry can cascade across the entire regional supply chain. The Fund is subject to risks specific to each major Asian market, including: Japan (yen volatility, aging demographics, BOJ monetary policy, cross-shareholding structures); South Korea (North Korea military tensions, chaebol governance, won volatility); Taiwan (China-Taiwan military tensions, earthquake risk, extreme concentration of leading-edge foundry capacity); and China (U.S. export controls, government intervention, VIE structure risk, capital controls, regulatory unpredictability). The Fund may invest in securities that trade only on local Asian exchanges and are not available as ADRs, which involves additional settlement, custody, and liquidity risks. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Taiwan Geopolitical Risk. The Fund may invest a significant portion of its assets in companies domiciled in or primarily operating in Taiwan. Taiwan is the single most critical node in the global semiconductor supply chain, with Taiwanese foundries manufacturing the substantial majority of the world's most advanced semiconductor chips. The People’s Republic of China considers Taiwan to be a breakaway province and has not ruled out the use of military force to achieve reunification. A military conflict, blockade, quarantine, or even a credible threat of military action against Taiwan could cause catastrophic disruption to global semiconductor supply, massive declines in the stock prices of Taiwan-listed companies, suspension of trading on the Taiwan Stock Exchange, and potential loss of access to invested assets. Even absent military conflict, escalating tensions, including Chinese military exercises, airspace incursions, economic coercion, or changes in U.S. strategic ambiguity policy, may cause significant volatility in Taiwan-listed securities. The Fund’s concentration in Taiwan-listed semiconductor companies amplifies this risk relative to more geographically diversified funds. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

China Regulatory and Export Control Risk. The Fund may invest in companies domiciled in or primarily operating in China, including companies listed on the Hong Kong Stock Exchange and companies accessible through the Shanghai-Shenzhen Stock Connect program. Chinese companies are subject to a unique and evolving set of risks, including: (a) U.S. export controls that restrict the sale of advanced semiconductor equipment and technology to Chinese entities, which may limit the growth prospects and competitiveness of Chinese semiconductor companies; (b) China’s own export controls on critical materials such as gallium, germanium, and antimony, which may be expanded or tightened at any time; (c) variable interest entity (“VIE”) structures used by some Chinese companies, which may not provide the same legal protections as direct equity ownership; (d) the risk of delisting of Chinese companies from U.S. exchanges under the Holding Foreign Companies Accountable Act (“HFCAA”) or similar legislation; (e) capital controls that may restrict the Fund’s ability to repatriate invested capital; and (f) the risk of government intervention, including forced technology transfers, data localization requirements, and unpredictable regulatory actions. The regulatory environment in China is subject to rapid and unpredictable change, and actions by the Chinese government may adversely affect the value, liquidity, or accessibility of Chinese investments held by the Fund. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

China A-Share and Stock Connect Risk. The Fund may invest in China A-shares through the Shanghai-Shenzhen Stock Connect program (“Stock Connect”). Stock Connect is a relatively new trading mechanism subject to evolving regulations and operational risks. Investments through Stock Connect are subject to daily quota limitations, trading suspensions, settlement risk, and the risk that the program may be suspended or terminated by Chinese or Hong Kong authorities. The Fund’s ownership of A-shares through Stock Connect is held through the Hong Kong Central Clearing and Settlement System (“CCASS”) as nominee, and the Fund’s beneficial ownership rights may not be fully enforceable under PRC law. Currency conversion between RMB and other currencies is subject to exchange controls and may be delayed or restricted. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Currency Risk. Because the Underlying ETF invests in securities denominated in foreign currencies, the Fund is indirectly exposed to currency risk. Changes in exchange rates may reduce returns or increase losses. Even when local-currency returns are positive, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure. Because the Fund provides leveraged (2x) daily exposure, adverse currency movements may result in proportionally larger declines in the Fund's NAV and market price.

Closed Market and Trading Hours Risk. Where all or a portion of the Underlying ETF's securities trade in a market that is closed when the market in which the Fund's Shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This may contribute to volatility, premiums or discounts to NAV, wider bid-ask spreads, and rebalancing and implementation challenges that may contribute to performance slippage relative to the Fund's daily leveraged objective.

Foreign Custody and Settlement Risk. Foreign markets have settlement, custody, and recordkeeping practices that differ from those in the United States, and may involve sub-custody arrangements through local agents. These differences may increase operational risk, delay settlement, increase the cost of holding foreign securities indirectly through derivatives that reference foreign issuers, or impair the Fund's ability to obtain or maintain leveraged exposure as intended. Because the Fund provides leveraged exposure, operational disruptions affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Ex-US AI Enablers 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Ex-US AI Enablers 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Ex-US AI Enablers ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Ex-US AI Enablers ETF (the “Underlying ETF”). For purposes of the Fund's name, “Ex-US AI Enablers” refers to equity exposure to ex-U.S. AI enabler companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to ex-U.S. AI enabler companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Global Ex-US AI Infrastructure Risk. The Fund invests exclusively in non-U.S. companies across the AI and semiconductor supply chain. The Fund is exposed to risks across multiple regions simultaneously, including geopolitical tensions, currency fluctuations across multiple currencies, varying regulatory regimes, and different corporate governance standards. Unlike U.S.-listed semiconductor ETFs that hold ADRs of select foreign companies, this Fund invests directly in securities on foreign exchanges, which involves additional settlement, custody, market hours, and liquidity risks. The Fund’s diversification across multiple countries and regions provides some insulation against single-country risks, but a broad global trade war or recession affecting all non-U.S. markets simultaneously would adversely affect substantially all portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Multi-Currency Risk. The Fund may hold securities denominated in multiple foreign currencies. Currency movements can significantly amplify or dampen returns independent of underlying equity performance. A Fund holding that appreciates in local currency terms may generate a negative return in U.S. dollar terms if the local currency depreciates against the U.S. dollar by a greater amount. The Fund is not required to hedge its currency exposure. As a result, the Fund's returns may reflect both the performance of the underlying equities and the effect of movements in foreign currencies against the U.S. dollar. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Foreign Market Access and Settlement Risk. The Fund invests on exchanges across Asia and Europe with different trading hours, settlement conventions (T+1, T+2, T+3 depending on market), custody arrangements, and holiday schedules. Some markets may restrict foreign ownership, impose capital controls, or have less developed market infrastructure. Settlement failures, custody disruptions, or trading suspensions on any of these exchanges could prevent the Fund from executing trades, repatriating capital, or accurately valuing its holdings. The Fund’s NAV calculation may be affected by the fact that certain foreign exchanges may be closed on days when the Fund calculates its NAV, meaning that the most recent closing prices on those exchanges may not reflect current market conditions. The Fund and its custodian must maintain relationships with sub-custodians in each jurisdiction, and the failure or insolvency of a sub-custodian could result in the loss of Fund assets. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Taiwan Geopolitical Risk. The Fund may invest a significant portion of its assets in companies domiciled in or primarily operating in Taiwan. Taiwan is the single most critical node in the global semiconductor supply chain, with Taiwanese foundries manufacturing the substantial majority of the world's most advanced semiconductor chips. The People’s Republic of China considers Taiwan to be a breakaway province and has not ruled out the use of military force to achieve reunification. A military conflict, blockade, quarantine, or even a credible threat of military action against Taiwan could cause catastrophic disruption to global semiconductor supply, massive declines in the stock prices of Taiwan-listed companies, suspension of trading on the Taiwan Stock Exchange, and potential loss of access to invested assets. Even absent military conflict, escalating tensions , including Chinese military exercises, airspace incursions, economic coercion, or changes in U.S. strategic ambiguity policy , may cause significant volatility in Taiwan-listed securities. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

China Regulatory and Export Control Risk. The Fund may invest in companies domiciled in or primarily operating in China, including companies listed on the Hong Kong Stock Exchange and companies accessible through the Shanghai-Shenzhen Stock Connect program. Chinese companies are subject to a unique and evolving set of risks, including: (a) U.S. export controls that restrict the sale of advanced semiconductor equipment and technology to Chinese entities, which may limit the growth prospects and competitiveness of Chinese semiconductor companies; (b) China’s own export controls on critical materials such as gallium, germanium, and antimony, which may be expanded or tightened at any time; (c) variable interest entity (“VIE”) structures used by some Chinese companies, which may not provide the same legal protections as direct equity ownership; (d) the risk of delisting of Chinese companies from U.S. exchanges under the Holding Foreign Companies Accountable Act (“HFCAA”) or similar legislation; (e) capital controls that may restrict the Fund’s ability to repatriate invested capital; and (f) the risk of government intervention, including forced technology transfers, data localization requirements, and unpredictable regulatory actions. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

China A-Share and Stock Connect Risk. The Fund may invest in China A-shares through the Shanghai-Shenzhen Stock Connect program (“Stock Connect”). Stock Connect is a relatively new trading mechanism subject to evolving regulations and operational risks. Investments through Stock Connect are subject to daily quota limitations, trading suspensions, settlement risk, and the risk that the program may be suspended or terminated by Chinese or Hong Kong authorities. The Fund’s ownership of A-shares through Stock Connect is held through the Hong Kong Central Clearing and Settlement System (“CCASS”) as nominee, and the Fund’s beneficial ownership rights may not be fully enforceable under PRC law. Currency conversion between RMB and other currencies is subject to exchange controls and may be delayed or restricted. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Memory 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Memory 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Memory ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Memory ETF (the “Underlying ETF”). For purposes of the Fund's name, “Memory” refers to equity exposure to memory semiconductor companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to memory semiconductor companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Memory Companies Risk. The Fund invests in Memory Companies, which are companies that derive at least 50% of their revenues or profits from the development or manufacturing of semiconductor memory products, including HBM, DRAM, NAND flash, NOR flash, HDDs, and specialty and embedded memory. Memory Companies are subject to a number of significant risks, including: the semiconductor memory industry is highly cyclical, with periods of oversupply that can lead to sharp declines in memory product pricing and profitability; HBM and advanced DRAM technologies involve complex manufacturing processes, including high-bandwidth memory stacking using through-silicon vias (TSVs) and advanced packaging, which are subject to yield and integration challenges; supply chain disruptions, including shortages of raw materials, substrates, advanced packaging capacity, and manufacturing equipment, may limit production and increase costs; memory product pricing is highly volatile and influenced by supply-demand dynamics, inventory cycles, and the capital expenditure decisions of a small number of large customers (including hyperscale data center operators and consumer electronics manufacturers); U.S. and foreign government export controls, tariffs, and trade restrictions may limit the ability of Memory Companies to sell products in certain markets or access critical manufacturing equipment and technology; intellectual property risks, including the cost of defending and enforcing patents in a highly litigious industry, may materially affect profitability; and rapid technological change may render existing memory technologies obsolete. The semiconductor memory industry is highly concentrated, and competitive dynamics among the leading producers can result in aggressive pricing, margin compression, and periods of industry-wide losses. An investment in the Fund may be more volatile than an investment in a diversified fund. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor Companies Risk. The Fund invests in companies in the semiconductor industry, which is characterized by rapid technological change, short product life cycles, intense competition, significant research and development costs, and cyclical market patterns. Semiconductor companies may face risks including: rapid obsolescence of products and technologies; significant capital expenditure requirements for fabrication facilities; dependence on a limited number of customers; sensitivity to changes in demand from end-market applications (such as data centers, smartphones, personal computers, and automotive); vulnerability to global supply chain disruptions; changes in government regulation, including export controls, tariffs, and subsidies; and the risk that products may fail to achieve market acceptance. The semiconductor industry has historically experienced significant downturns, often in connection with, or in anticipation of, declines in general economic conditions. During such downturns, there can be decreases in demand, excess inventory, and accelerated erosion of average selling prices, any of which could materially adversely affect the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Line of Business Risk. Some of the companies in the Fund’s portfolio may derive a portion of their revenues or profits from business lines other than the development or manufacturing of semiconductor memory products. These non-memory business lines may be subject to different competitive dynamics, regulatory environments, and market conditions than the memory business, and poor performance in these non-memory segments could adversely affect the overall financial performance and stock price of the portfolio company, even if the company’s memory business performs well. Conversely, a company’s eligibility for inclusion in the Fund’s portfolio is based on the Adviser’s determination that at least 50% of the company’s revenues or profits are attributable to memory products; if a company’s non-memory revenue grows relative to its memory revenue, the company may no longer qualify as a Memory Company, which could require the Fund to sell the position at a potentially inopportune time. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Asia Risk. The Fund may invest a significant portion of its assets in companies domiciled in or primarily operating in Asia, particularly South Korea, Taiwan, and Japan, which together account for a substantial majority of global semiconductor memory manufacturing capacity. Investments in Asian companies are subject to risks including: political instability, including tensions on the Korean Peninsula and the risk of military conflict between North Korea and South Korea; the risk of military conflict or escalation of tensions involving Taiwan and China; government intervention in the economy, including directed lending, subsidies, state ownership or influence over key industries, and currency manipulation; trade tensions between the United States and Asian countries, including tariffs, export controls, and restrictions on technology transfers; natural disasters, including earthquakes, typhoons, and flooding, which may disrupt manufacturing facilities; differences in legal, regulatory, and accounting standards; and currency fluctuations. South Korea and Taiwan are classified as emerging markets by some index providers, and investments in these countries may involve additional risks associated with emerging market countries. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Munificent 7 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Munificent 7 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Munificent 7 ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Munificent 7 ETF (the “Underlying ETF”). For purposes of the Fund's name, “Munificent 7” refers to equity exposure to the seven largest Western integrated oil and gas companies by free-float market capitalization (ExxonMobil Corporation, Chevron Corporation, Shell plc, TotalEnergies SE, BP p.l.c., ConocoPhillips, and Equinor ASA, collectively, the “Munificent Seven Companies,” as further described in the Underlying ETF's prospectus), as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Munificent Seven Companies (the seven largest Western integrated oil and gas companies by free-float market capitalization, as further described in the Underlying ETF's prospectus) equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF obtains economic exposure to the Munificent Seven Companies through a combination of direct investment in common stock (or American Depositary Receipts in the case of non-U.S. issuers) and total return swap agreements. For each Munificent Seven Company, the Underlying ETF generally allocates its target market capitalization-weighted exposure between direct equity and swap agreements such that the combined position equals the company's target weight, in order to comply with the diversification requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code. As of the date of this Prospectus, the Munificent Seven Companies are: ExxonMobil Corporation (NYSE: XOM), a U.S.-headquartered integrated oil and gas major; Chevron Corporation (NYSE: CVX), a U.S.-headquartered integrated oil and gas major; Shell plc (NYSE: SHEL), a U.K.-headquartered integrated oil and gas major; TotalEnergies SE (NYSE: TTE), a France-headquartered integrated oil and gas major; BP p.l.c. (NYSE: BP), a U.K.-headquartered integrated oil and gas major; ConocoPhillips (NYSE: COP), a U.S.-headquartered exploration and production company; and Equinor ASA (NYSE: EQNR), a Norway-headquartered integrated oil and gas major. Each Munificent Seven Company files periodic reports with the SEC, which are publicly available at www.sec.gov.

Successor Entity. If a Munificent Seven Company undergoes a merger, reorganization, redomiciliation, spinoff, or other corporate action involving a change in legal form or identity, the Underlying ETF will treat the surviving or successor entity as the applicable Munificent Seven Company only if the successor entity (i) is publicly listed on a U.S. or major non-U.S. securities exchange, (ii) continues to derive the majority of its revenues from integrated oil and gas operations or related energy activities, and (iii) ranks among the largest Western integrated oil and gas companies by free-float market capitalization at the time of the corporate action. If no surviving or successor entity satisfies all three criteria, the Underlying ETF will remove that company from the Munificent Seven Companies basket and reallocate the resulting weight among the remaining Munificent Seven Companies.

For the avoidance of doubt, the Fund does not invest in physical commodities, commodity futures, or commodity-linked derivatives; the Fund obtains its commodity-adjacent exposure solely through equity-based instruments (including swaps and futures referencing the Underlying ETF or its constituents).

The Underlying ETF seeks to provide capital appreciation by investing at least 80% of its net assets in instruments that provide exposure to t he seven largest Western integrated oil and gas companies by free-float market capitalization: ExxonMobil Corporation (NYSE: XOM), Chevron Corporation (NYSE: CVX), Shell plc (NYSE: SHEL), TotalEnergies SE (NYSE: TTE), BP p.l.c. (NYSE: BP), ConocoPhillips (NYSE: COP), and Equinor ASA (NYSE: EQNR).

The Fund is not subject to material involvement determinations because its 80% investment policy is defined by reference to the seven named Munificent Seven Companies rather than by reference to industry activities.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Concentration and Single Issuer Risk. The Underlying ETF concentrates its investments in the Munificent Seven Companies (which are concentrated in the oil and gas industry) and holds a large percentage of its assets in a small number of issuers, including at times a significant position in a single issuer. As a result of this issuer-level concentration, the Underlying ETF's performance may be materially affected by adverse developments affecting any Munificent Seven Company, including earnings disappointments, production shortfalls, regulatory actions, litigation, environmental incidents, reputational events, or changes in competitive position. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Oil and Gas Industry Risk. The Munificent Seven Companies derive substantially all of their revenues from the exploration, production, refining, transportation, and marketing of crude oil, natural gas, LNG, and related products. The prices of crude oil and natural gas are highly volatile and are affected by numerous factors beyond the control of any single company, including global supply and demand dynamics, OPEC+ production decisions, geopolitical events, sanctions and trade policy, weather events, technological change (including the energy transition to renewables and electric vehicles), government regulation of drilling and emissions, changes in tax policy, and the availability and cost of capital. Sustained periods of low commodity prices could materially reduce the revenues, cash flows, and profitability of the Munificent Seven Companies and could result in significant declines in the market value of their securities. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Energy Transition and Climate-Related Risk. The Munificent Seven Companies face significant risks from the global energy transition away from hydrocarbons toward renewable energy sources and electrified transportation. Policy initiatives, carbon pricing mechanisms, emissions regulations, fuel-efficiency standards, restrictions on internal-combustion vehicles, methane regulations, and shareholder, lender, or insurer pressure related to climate change may reduce demand for oil and natural gas, impair the economic value of reserves, force write-downs of long-lived assets, or restrict the ability of the Munificent Seven Companies to develop new projects. Litigation, regulatory enforcement, or activist campaigns related to greenhouse gas emissions or climate change disclosure may result in significant fines, settlements, or remediation costs. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Geopolitical, Sanctions, and Trade Policy Risk. The Munificent Seven Companies have global operations that are exposed to political instability, armed conflict, sanctions regimes, expropriation, and abrupt changes in tax, royalty, or fiscal terms in producing jurisdictions. Sanctions or export restrictions imposed on major producing nations may disrupt supply, alter trade flows, and create volatility in commodity prices. Restrictions on access to particular markets, mandatory divestitures from sanctioned jurisdictions, or counterparty restrictions can result in asset write-downs, stranded investments, or other losses. The imposition or expansion of tariffs and trade measures on oil, natural gas, refined products, or related equipment may also materially affect revenues and margins. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Foreign Securities and Currency Risk. Several of the Munificent Seven Companies (including Shell plc, TotalEnergies SE, BP p.l.c., and Equinor ASA) are domiciled outside the United States and have a majority of their operations and reporting denominated in non-U.S. currencies. The Underlying ETF's exposure to these issuers, whether through ordinary shares, American Depositary Receipts (“ADRs”), or derivatives, is subject to risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting and disclosure standards, less stringent regulatory requirements, less liquid trading markets, and limitations on foreign ownership. Changes in the exchange rate between the U.S. dollar and the British pound, the euro, or the Norwegian krone may adversely affect the value of the Underlying ETF's holdings even when the underlying business performance is unchanged. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Commodity Price Volatility and Inventory Risk. The earnings of the Munificent Seven Companies are highly sensitive to short-term and longer-term swings in crude oil and natural gas prices and to the relationship between benchmark crude prices (such as Brent and WTI) and the realized prices for the specific grades these companies produce. Sharp declines in commodity prices, narrowing of price differentials, or sudden inventory builds (whether due to demand shocks, OPEC+ policy shifts, weather-driven disruptions, or storage constraints) may cause material declines in revenues, cash flows, capital programs, and the market value of the Underlying ETF's holdings. Hedging programs operated by the Munificent Seven Companies may only partially offset these effects and may themselves create earnings volatility. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Environmental, Litigation, and Operational Incident Risk. The Munificent Seven Companies operate large-scale exploration, production, refining, midstream, and shipping assets that are exposed to risks of well blowouts, oil spills, refinery fires and explosions, pipeline ruptures, tanker incidents, and other operational failures. A significant incident may result in loss of life, environmental damage, production curtailment, large regulatory fines, civil and criminal litigation, multi-year remediation costs, increased insurance and capital costs, and severe reputational harm. Climate-related litigation, including suits seeking damages from producers for the alleged effects of past emissions, may also result in substantial losses. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Capital Allocation and Dividend Sustainability Risk. Investor sentiment for integrated oil and gas majors is closely tied to capital discipline, returns of capital (dividends and share buybacks), and reserves replacement. If one or more Munificent Seven Companies underinvests in upstream development, overspends through poorly timed acquisitions or large transition-related projects, reduces or suspends its dividend, scales back or cancels buybacks, or fails to maintain reserves replacement at competitive levels, the market value of its securities may decline materially. Because dividends and buybacks are a meaningful component of expected total return for these issuers, changes in capital-return policy may have an outsized impact on valuation. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Diversification Requirement and Subchapter M Structuring Risk. Because the Underlying ETF invests in only seven issuers and must comply with the diversification requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code, the Underlying ETF obtains a portion of its exposure to each Munificent Seven Company through total return swap agreements rather than solely through direct equity holdings. If a swap counterparty defaults, terminates a swap, or restricts the Underlying ETF's ability to scale or roll positions, or if the Underlying ETF is otherwise unable to maintain the intended split between cash equity and swap exposures, the Underlying ETF may be unable to achieve its target market capitalization-weighted exposure to one or more Munificent Seven Companies and may incur tracking error, taxable distributions, or losses. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Refining Margin and Downstream Risk. Several of the Munificent Seven Companies operate large refining, petrochemical, and marketing businesses whose earnings are driven by the spread between crude oil input costs and refined product sale prices (refining margins or “crack spreads”). Refining margins can be highly volatile and may compress quickly when crude prices rise faster than product prices, when refined product demand softens, when unplanned downtime occurs at key facilities, or when new refining capacity comes online in competing regions. Petrochemical margins are similarly cyclical and may be affected by global feedstock economics and competing additions of capacity in the Middle East and Asia. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

LNG and Natural Gas Market Risk. Several of the Munificent Seven Companies have made and continue to make large investments in liquefied natural gas (“LNG”) production, shipping, and regasification, and in long-cycle natural gas projects. The economics of these investments depend on long-term natural gas and LNG price levels, the pace of LNG capacity additions globally, contract structures with offtakers, regulatory permitting (including export permits), competing low-carbon energy sources, and weather-driven swings in seasonal demand. Material delays, cost overruns, or sustained weakness in spot or contracted LNG prices may impair returns on these projects and the broader portfolios of the Munificent Seven Companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Edge AI Chip 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Edge AI Chip 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Edge AI Chip ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Edge AI Chip ETF (the “Underlying ETF”). For purposes of the Fund's name, “Edge AI Chip” refers to equity exposure to edge AI chip companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to edge AI chip companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Edge AI Semiconductor Industry Risk. The Fund concentrates its investments in companies operating in the edge AI semiconductor industry. This industry is characterized by rapid technological change, short product design cycles, intense competition, and dependence on consumer electronics and automotive end markets. Edge AI chips must operate under severe power and thermal constraints that differ fundamentally from data center AI processors. Companies in this industry face risks from slower-than-expected adoption of on-device AI features, competition from general-purpose mobile processors that incorporate AI capabilities as a standard feature, and the risk that cloud-based AI inference may remain more cost-effective than on-device inference for many applications. The industry is also subject to rapid commoditization as AI inference capabilities become standard in all mobile and embedded processors. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Smartphone and Consumer Electronics Dependency Risk. A significant portion of edge AI chip demand is driven by the smartphone market, which is mature and subject to cyclical replacement cycles. If smartphone unit growth slows, if consumers do not perceive on-device AI features as compelling reasons to upgrade, or if device manufacturers reduce the premium they pay for AI-capable chips, the Fund’s portfolio companies may experience reduced demand and margin compression. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Autonomous Vehicle and Robotics Timeline Risk. A portion of the Fund’s thesis depends on the growth of autonomous vehicles and robotics as end markets for edge AI chips. The timelines for widespread autonomous vehicle deployment remain uncertain, and regulatory, technological, and consumer acceptance barriers may delay adoption. If these end markets grow more slowly than anticipated, edge AI chip companies dependent on automotive and robotics revenue may underperform. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Customer Concentration Risk. Several edge AI chip companies derive a substantial portion of their revenue from a small number of large customers, including smartphone OEMs, automotive OEMs, and consumer electronics manufacturers. The loss of a major customer or a significant reduction in orders could materially and adversely affect revenue, profitability, and stock prices of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Water Technology 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Water Technology 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Water Technology ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Water Technology ETF (the “Underlying ETF”). For purposes of the Fund's name, “Water Technology” refers to equity exposure to water technology companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to water technology companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Water Technology and Infrastructure Industry Risk. The Fund concentrates its investments in companies operating in the water technology and infrastructure industry. This industry is subject to significant regulatory and political risk, as water treatment standards, infrastructure spending, and environmental regulations vary by jurisdiction and are subject to change. Demand for water infrastructure products and services is heavily dependent on municipal and government budgets, which are cyclical and subject to political priorities. The industry faces risks from aging infrastructure that may require capital investments exceeding available public funding, competition from low-cost providers, and the long project cycles typical of infrastructure contracts. Changes in environmental regulations, including the tightening or relaxation of drinking water standards, PFAS limits, or wastewater discharge requirements, could materially affect demand for the Fund’s portfolio companies’ products and services. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Municipal and Government Budget Dependency Risk. A significant portion of water infrastructure spending is funded by municipal governments, state agencies, and federal programs. Reductions in government infrastructure budgets, delays in appropriations, changes in grant programs, or shifts in political priorities away from water infrastructure could reduce demand for the Fund’s portfolio companies’ products and services. Water infrastructure projects typically involve long procurement cycles, and budget constraints may lead to project deferrals or cancellations. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

PFAS and Emerging Contaminant Remediation Risk. The Fund may invest in companies that derive revenue from PFAS (per- and polyfluoroalkyl substances) and other emerging contaminant remediation. The regulatory framework for PFAS remediation is evolving, and the scope, timing, and stringency of PFAS cleanup requirements remain uncertain. If regulations are weakened, delayed, or implemented more slowly than anticipated, demand for PFAS remediation technologies may be lower than expected. Conversely, if regulations are implemented faster than the industry can scale remediation capacity, the Fund’s portfolio companies may face execution challenges. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Water Scarcity and Climate Risk. The Fund’s thesis is partly driven by increasing global water scarcity and the need for water treatment, recycling, and desalination. While water scarcity is a long-term secular trend, short-term demand for water technology products may fluctuate based on drought conditions, precipitation patterns, and seasonal factors. Climate change may create both opportunities (increased demand for water treatment and recycling) and risks (supply chain disruptions from extreme weather events). Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Diversified Conglomerate Risk. Several of the world’s largest water technology companies are divisions of diversified industrial conglomerates for which water represents only a portion of total revenue. This may make it challenging for the Fund to construct a portfolio of companies that clearly meet the 50% revenue threshold. The Fund’s investable universe may therefore be smaller than broader thematic ETFs, potentially resulting in higher concentration risk. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Semiconductor Process Materials 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Semiconductor Process Materials 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Semiconductor Process Materials ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Semiconductor Process Materials ETF (the “Underlying ETF”). For purposes of the Fund's name, “Semiconductor Process Materials” refers to equity exposure to semiconductor process materials companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to semiconductor process materials companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Semiconductor Process Materials Industry Risk. The Fund concentrates its investments in companies that manufacture and supply process-critical chemicals, gases, and materials for semiconductor fabrication. This industry is characterized by extremely high purity requirements (often parts-per-trillion), long customer qualification cycles, concentrated market structures, and significant sensitivity to semiconductor manufacturing volumes. Companies in this industry face risks from fluctuations in semiconductor fabrication capacity utilization, as reduced fab utilization directly translates to reduced consumption of process materials. The industry is also subject to stringent environmental and safety regulations governing the production, transportation, and disposal of hazardous chemicals and gases, which may increase compliance costs or limit production capacity. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Qualification Cycle and Sole-Source Risk. Semiconductor process materials must undergo rigorous qualification by chip manufacturers before they can be used in production. Qualification cycles typically take 12 to 24 months, creating significant barriers to both entry and switching. Many process materials are supplied by one or very few qualified vendors, meaning fabs rely on one or two qualified suppliers for critical chemicals or gases. While this concentration benefits incumbent suppliers through pricing power and customer lock-in, it also means that loss of a key qualification, contamination events, or manufacturing disruptions could result in rapid and permanent loss of market share. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Advanced Ceramics Technology Risk. The Fund may invest in companies that manufacture advanced technical ceramics (including alumina, silicon carbide, aluminum nitride, and yttria ceramics) used in semiconductor processing equipment such as electrostatic chucks, ceramic heaters, focus rings, and chamber components. These ceramic components must withstand extreme temperatures, corrosive chemical environments, and precise dimensional tolerances. Ceramics manufacturing involves complex sintering processes with variable yields, and product specifications change with each new generation of semiconductor equipment. Companies that fail to qualify their ceramic components for next-generation equipment platforms may lose market share. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Environmental and Hazardous Materials Regulatory Risk. Many semiconductor process materials are classified as hazardous, toxic, or environmentally sensitive. Companies in this industry are subject to extensive environmental, health, and safety regulations governing the production, storage, transportation, and disposal of chemicals and gases. Changes in environmental regulations, including restrictions on per- and polyfluoroalkyl substances (PFAS), greenhouse gas emissions from fluorinated compounds (such as NF3 and SF6), or hazardous waste disposal requirements, could increase compliance costs, restrict production, or require reformulation of existing products. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor Cyclicality Risk. Semiconductor process materials are consumables that are consumed during fabrication. Demand for these materials is directly correlated with semiconductor manufacturing volumes and fab capacity utilization rates. During semiconductor industry downturns, fab utilization declines and materials consumption falls correspondingly, leading to revenue and earnings declines for the Fund’s portfolio companies. The semiconductor industry is historically one of the most cyclical segments of the global economy. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Autonomous Vehicle 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Autonomous Vehicle 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Autonomous Vehicle ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Autonomous Vehicle ETF (the “Underlying ETF”). For purposes of the Fund's name, “Autonomous Vehicle” refers to equity exposure to autonomous vehicle companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to autonomous vehicle companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Autonomous Vehicle and ADAS Industry Risk. The Fund concentrates its investments in companies operating in the autonomous vehicle and advanced driver-assistance systems industry. This industry is characterized by extremely long development timelines, high capital intensity, complex regulatory requirements, and significant uncertainty regarding the pace and ultimate scope of autonomous vehicle deployment. The industry has experienced multiple cycles of elevated expectations followed by delays and retrenchment, and several well-funded autonomous vehicle programs have been scaled back or discontinued. Companies in this industry face risks from technological barriers (including the challenge of achieving reliable performance in all weather and traffic conditions), regulatory uncertainty (as federal and state frameworks for autonomous vehicle operation remain incomplete), liability and insurance challenges, public acceptance concerns, and competition from well-capitalized technology and automotive companies. There is no assurance that Level 4 or Level 5 autonomous driving will achieve widespread commercial deployment within the Fund’s investment horizon. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Autonomous Vehicle Regulatory Risk. The regulatory framework for autonomous vehicles is fragmented and evolving. In the United States, autonomous vehicle regulation is split between federal vehicle safety standards (NHTSA) and state-level operating permits, creating a patchwork of rules that varies by jurisdiction. Some states have enacted permissive AV legislation while others have imposed restrictions or moratoriums. International regulatory frameworks differ significantly. Changes in regulatory requirements, high-profile accidents involving autonomous vehicles, or shifts in political sentiment could delay or restrict autonomous vehicle deployment and adversely affect the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Diversified Company and Line of Business Risk. Several of the largest autonomous vehicle programs are operated as divisions or subsidiaries of large, diversified technology and automotive companies. The Fund may invest in these parent companies to gain exposure to their autonomous vehicle operations. However, autonomous vehicle operations may represent a small percentage of these companies’ total revenue, and the parent company’s stock price may be driven primarily by its other business segments. Poor performance in non-AV segments could adversely affect the Fund’s returns even if the AV division performs well. Conversely, the parent company may reduce investment in or discontinue its AV program based on corporate-level capital allocation decisions unrelated to the AV program’s progress. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Pre-Revenue and Development-Stage Company Risk. The Fund may invest a significant portion of its assets in pre-revenue or development-stage autonomous vehicle companies. These companies have limited or no operating history, are not yet generating meaningful revenue, and may never achieve commercial viability. Pre-revenue AV companies are subject to a high degree of uncertainty, including the risk that their technology may not achieve the safety performance required for regulatory approval, may fail to achieve cost targets necessary for commercial deployment, or may be superseded by competing approaches. Many pre-revenue AV companies are dependent on external funding and may need to raise additional capital on dilutive terms. Investments in pre-revenue companies involve a higher risk of total loss than investments in established, revenue-generating companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

LiDAR and Sensor Technology Risk. The Fund may invest in companies that develop LiDAR sensors and other perception systems for autonomous vehicles. The autonomous vehicle industry has not converged on a single sensor architecture, and there is ongoing debate about whether LiDAR is necessary for autonomous driving or whether camera-based systems  can achieve comparable performance at lower cost. If camera-only approaches prove sufficient, LiDAR companies in the Fund’s portfolio could experience materially reduced demand. LiDAR companies also face risks from rapid price erosion, commoditization, and the entry of well-funded competitors from adjacent industries. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

China Autonomous Vehicle Risk. The Fund may invest in Chinese autonomous vehicle companies, including companies listed in the United States through American Depositary Receipts or variable interest entity (“VIE”) structures. Chinese AV companies are subject to risks including Chinese government regulatory requirements for autonomous vehicle testing and deployment, U.S.-China trade tensions and potential restrictions on Chinese technology companies, VIE structural risks, delisting risk from U.S. exchanges, and differences in corporate governance and financial reporting standards. China’s autonomous vehicle regulatory framework differs from Western frameworks and may impose requirements that affect the commercial viability of Chinese AV companies’ technologies in international markets. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Capacitor 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Capacitor 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Capacitor ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Capacitor ETF (the “Underlying ETF”). For purposes of the Fund's name, “Capacitor” refers to equity exposure to capacitor companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to capacitor companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Passive Electronic Components Industry Risk. The Fund concentrates its investments in companies that manufacture capacitors, inductors, resistors, and other passive electronic components. This industry is characterized by extreme price cyclicality, with MLCC prices historically experiencing significant swings within a single cycle driven by inventory buildups and destocking. The industry is highly concentrated, with significant pricing power during upcycles but vulnerability to margin compression during downturns. Companies face risks from rapid shifts in end-market demand (particularly smartphones and automotive), inventory cycle volatility across the electronics supply chain, and the capital intensity of expanding high-end MLCC production capacity for automotive and AI applications. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Inventory Cycle and Pricing Volatility Risk. Passive component pricing is highly cyclical and driven by inventory dynamics across the electronics supply chain. During shortage periods, distributors and OEMs double-order and build buffer inventory, artificially inflating demand and prices. When supply catches up, destocking can trigger rapid and substantial price declines, and similar cycles may recur. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

AI Server Demand Concentration Risk. A growing portion of high-end passive component demand is driven by AI server and GPU production. A single high-end GPU module requires thousands of MLCCs, tantalum capacitors, and power inductors. If AI server production slows, if GPU architectures evolve to require fewer passive components, or if hyperscaler capital expenditure declines, demand for high-end passive components could contract sharply, adversely affecting the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Circuit Board 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Circuit Board 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Circuit Board ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Circuit Board ETF (the “Underlying ETF”). For purposes of the Fund's name, “Circuit Board” refers to equity exposure to printed circuit board (“PCB”) companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to printed circuit board (“PCB”) companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Printed Circuit Board and Materials Industry Risk. The Fund concentrates its investments in companies that manufacture printed circuit boards and the critical input materials (glass cloth, copper foil, copper clad laminates, and specialty resins) used in PCB fabrication. This industry is characterized by intense price competition in standard-grade PCBs, significant capital intensity for high-layer-count and HDI board production, long customer qualification cycles, and sensitivity to electronics manufacturing volumes. The transition to AI server PCBs (requiring high layer counts, ultra-thin glass cloth, and low-loss laminate materials) is creating a bifurcated market in which high-end manufacturers earn premium margins while commodity PCB producers face margin pressure. Companies that fail to invest in advanced manufacturing capabilities may lose market share in the high-growth AI server segment. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Glass Cloth and Laminate Supply Concentration Risk. The woven glass cloth used as reinforcement in copper clad laminates is manufactured by a small number of companies, with producers controlling a dominant share of the high-end segment required for AI server PCBs. Ultra-thin, low-dielectric-constant glass cloth is capacity-constrained, and supply shortages could create bottlenecks throughout the PCB supply chain. Similarly, the copper clad laminate market is concentrated among a small number of producers. Disruptions at any of these suppliers could have cascading effects on PCB production. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Copper Foil Supply and Pricing Risk. Copper foil is a critical input material for PCB manufacturing, and the electrodeposited copper foil segment is highly concentrated. Copper foil prices are correlated with underlying copper commodity prices, and significant increases in copper prices could compress margins for the Fund’s portfolio companies. The transition to thinner, higher-performance copper foils for high-frequency applications adds manufacturing complexity and qualification risk. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Electronics Cyclicality Risk. PCB demand is correlated with global electronics manufacturing volumes. During downturns in the smartphone, PC, automotive, or server markets, PCB orders decline and pricing comes under pressure. The PCB industry has historically experienced significant cyclical swings, and the Fund’s portfolio companies’ revenues and margins may fluctuate accordingly. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Specialty Semiconductor Equipment 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Specialty Semiconductor Equipment 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Specialty Semiconductor Equipment ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Specialty Semiconductor Equipment ETF (the “Underlying ETF”). For purposes of the Fund's name, “Specialty Semiconductor Equipment” refers to equity exposure to specialty semiconductor equipment companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to specialty semiconductor equipment companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Specialty Semiconductor Equipment Industry Risk. The Fund concentrates its investments in companies that design and manufacture specialty process equipment and sub-systems for semiconductor fabrication. This industry is characterized by long product development cycles, high R&D intensity, dependence on a small number of major semiconductor equipment integrators and fab operators as end customers, and significant sensitivity to semiconductor capital expenditure cycles. Many specialty equipment companies occupy leading positions in their respective niches, which provides pricing power during upcycles but creates customer concentration risk. The transition to advanced packaging (including hybrid bonding, 2.5D/3D integration, and chiplet architectures) is driving demand for new categories of specialty equipment, but companies that fail to develop next-generation tools may lose relevance as packaging architectures evolve. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Vacuum Technology Concentration Risk. The Fund may invest a significant portion of its assets in companies that manufacture vacuum equipment for semiconductor fabrication, including vacuum chambers, pumps, valves, gauges, and leak detection instruments. Semiconductor manufacturing processes (etching, deposition, ion implantation) require ultra-high vacuum environments, and the vacuum sub-system supply chain is concentrated among a small number of manufacturers. The semiconductor vacuum valve market is highly concentrated. Disruptions to vacuum equipment supply could affect fab operations globally. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Crystal Growth Equipment Risk. The Fund may invest in companies that manufacture crystal growth furnaces and ingot processing systems used to produce silicon, silicon carbide, gallium arsenide, and other semiconductor substrates. Crystal growth equipment is highly specialized, with long delivery lead times and limited numbers of qualified suppliers. The rapid expansion of SiC substrate production for power semiconductors and electric vehicles is driving demand for SiC crystal growth furnaces, but manufacturing yields remain variable and equipment qualification cycles are lengthy. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Hybrid Bonding and Advanced Packaging Equipment Risk. The Fund may invest in companies that develop hybrid bonding, thermo-compression bonding, and other advanced die attachment equipment for next-generation semiconductor packaging. Hybrid bonding is an emerging technology that enables direct copper-to-copper interconnection between dies without solder bumps, achieving higher interconnect density and lower power consumption. However, hybrid bonding equipment is in the early stages of volume deployment, and there is uncertainty about the pace of adoption, competing approaches, and which equipment vendors will win design selections at major foundries and OSATs. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor Capex Cyclicality Risk. Demand for specialty semiconductor equipment is directly tied to semiconductor capital expenditure cycles. When fab operators reduce or defer capital spending, whether due to macroeconomic conditions, excess capacity, or end-market weakness, orders for specialty equipment decline correspondingly. The semiconductor equipment industry has historically experienced sharp cyclical swings, with order rates capable of declining significantly in downturn years. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AI Training Data 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi AI Training Data 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Training Data ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Training Data ETF (the “Underlying ETF”). For purposes of the Fund's name, “AI Training Data” refers to equity exposure to AI training data companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to AI training data companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

AI Training Data Industry Risk. The Fund concentrates its investments in companies that own and license proprietary data and content for AI model training. This is a nascent industry with rapidly evolving business models, legal frameworks, and pricing structures. The value of training data may decline as AI models become more efficient at learning from smaller datasets (through techniques such as synthetic data generation, data distillation, or transfer learning). There is significant uncertainty about the long-term economics of data licensing, as AI companies may develop alternatives to licensed data or governments may mandate open access to certain data categories. Companies in this industry face risks from copyright litigation (as the legal boundaries of AI training data use remain unsettled), regulatory changes affecting data ownership and privacy, and competitive pressure from open-source datasets. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Copyright and Legal Uncertainty Risk. The legal framework governing the use of copyrighted material for AI training is unsettled and varies by jurisdiction. Several high-profile lawsuits are pending between content owners and AI companies over whether AI training constitutes fair use. If courts rule broadly in favor of fair use for AI training, the licensing revenue opportunity for the Fund’s portfolio companies could be significantly diminished. Conversely, if courts impose strict licensing requirements, demand for licensed training data could increase but enforcement costs may reduce profitability. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Synthetic Data Displacement Risk. AI companies are increasingly developing synthetic data generation techniques that reduce or eliminate the need for real-world training data. If synthetic data achieves sufficient quality to replace licensed human-generated content for most AI training applications, the addressable market for the Fund’s portfolio companies could contract materially. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Customer Concentration Risk. The AI training data licensing market is concentrated among a small number of large AI companies as buyers. The Fund’s portfolio companies may derive a significant portion of their licensing revenue from these buyers. A reduction in AI training spending, consolidation among AI companies, or the development of in-house data alternatives by major AI labs could adversely affect demand and pricing for licensed training data. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Data Privacy and Regulatory Risk. Companies that own and license consumer data, commercial data, or personally identifiable information are subject to evolving data privacy regulations including GDPR, CCPA, and similar laws globally. Changes in privacy regulations could restrict the types of data that may be licensed for AI training, require costly compliance measures, or expose the Fund’s portfolio companies to litigation and regulatory penalties. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Ratings & Exchanges 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Ratings & Exchanges 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Ratings & Exchanges ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Ratings & Exchanges ETF (the “Underlying ETF”). For purposes of the Fund's name, “Ratings & Exchanges” refers to equity exposure to ratings and exchanges companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to ratings and exchanges companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Financial Exchanges and Ratings Industry Risk. The Fund concentrates its investments in companies that operate financial exchanges, provide credit ratings, and sell financial data. These businesses benefit from significant regulatory barriers to entry, network effects, and high customer switching costs. However, they face risks from regulatory changes (including potential government-mandated competition in credit ratings or exchange operations), declining trading volumes during periods of low market volatility, disintermediation from alternative trading systems or decentralized finance platforms, fee compression from competitive pressure, and the risk that technological change may disrupt established market structures. Credit rating agencies face additional risks from litigation related to their ratings opinions and from regulatory scrutiny following past financial crises. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Regulatory and Antitrust Risk. Many of the Fund’s portfolio companies operate in regulated industries or benefit from regulatory barriers to entry. Credit rating agencies are recognized as Nationally Recognized Statistical Rating Organizations (“NRSROs”) by the SEC, and exchanges operate under licenses from national regulators. Changes in regulatory frameworks, including new entrants being granted NRSRO status, government-mandated unbundling of data and trading services, antitrust actions against dominant market data providers, or reforms to exchange fee structures, could erode the competitive advantages and pricing power of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Trading Volume and Market Volatility Dependency Risk. Financial exchange operators derive a significant portion of revenue from transaction fees that are correlated with trading volumes. Trading volumes tend to increase during periods of elevated market volatility and decline during periods of low volatility. Extended periods of low volatility or declining market participation could reduce exchange revenues and adversely affect the Fund’s portfolio companies. Conversely, the Fund’s portfolio companies that provide credit ratings and index licensing derive revenue from issuance volumes and assets under management linked to indices, both of which may decline during market downturns. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Credit Bureau Data Breach and Privacy Risk. The Fund may invest in consumer and commercial credit reporting companies. These companies maintain large databases of sensitive personal and financial information. Data breaches, cyberattacks, or unauthorized access to credit information could result in significant litigation costs, regulatory penalties, reputational damage, and loss of customer trust. Credit bureaus are also subject to evolving data privacy regulations that may restrict the collection, use, or sale of consumer information. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
FUND SUMMARY - Corgi Transport Tollbooth 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Transport Tollbooth 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Transport Tollbooth ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Transport Tollbooth ETF (the “Underlying ETF”). For purposes of the Fund's name, “Transport Tollbooth” refers to equity exposure to transport tollbooth companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to transport tollbooth companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Transport Infrastructure and Concession Industry Risk. The Fund concentrates its investments in companies that own and operate airports, toll roads, tunnels, and other transport infrastructure under long-term government concession contracts. This industry is subject to significant regulatory and political risk, as concession terms, fee structures, and operating conditions are determined or heavily influenced by government authorities. Companies face risks from changes in government policy (including fare caps, windfall taxes, or concession renegotiation), declining passenger or traffic volumes due to economic recession or pandemic events, competition from alternative transport modes (such as high-speed rail competing with short-haul aviation), and the long-term capital intensity of maintaining and expanding infrastructure assets. Concession contracts have finite terms, and the renewal or extension of concessions is subject to political and regulatory processes that may result in less favorable terms or loss of the concession entirely. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Concession Contract and Regulatory Risk. The Fund’s portfolio companies operate under government-granted concession contracts that typically span 20 to 50 years. These contracts define the terms under which the company may operate the infrastructure asset, including fee structures, capital expenditure requirements, service standards, and reversion conditions. Governments may renegotiate or amend concession terms, impose new regulatory requirements, or in extreme cases nationalize infrastructure assets. Changes in government (particularly following elections) may result in shifts in infrastructure policy that adversely affect the Fund’s portfolio companies. The Fund may also invest in companies that operate across multiple jurisdictions with different regulatory frameworks, adding complexity and legal risk. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Passenger and Traffic Volume Risk. Airport operators derive revenue from aeronautical fees (landing charges, passenger fees) and commercial concessions (retail, food and beverage, parking) that are correlated with passenger volumes. Toll road operators derive revenue from vehicle traffic volumes. Economic recession, pandemic events, changes in travel patterns (including the shift to remote work reducing commuter traffic), or geopolitical events that disrupt travel could materially reduce passenger and traffic volumes and adversely affect the Fund’s portfolio companies’ revenues. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Infrastructure Capital Expenditure Risk. Airport and toll road operators are required to make significant ongoing capital investments to maintain, expand, and modernize their infrastructure assets. Capital expenditure requirements may be mandated by concession contracts or government regulators. Cost overruns, construction delays, or the inability to recover capital expenditures through regulated fee increases could adversely affect the profitability of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Diversified Concession Operator Risk. Several of the largest infrastructure concession operators are diversified companies for which concession operations represent a significant but not necessarily majority portion of total revenue. These companies also operate construction, energy, and other business segments. Poor performance in non-concession segments could adversely affect the parent company’s stock price even if concession operations perform well. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Currency Risk. The Fund expects to invest a substantial portion of its assets in non-U.S. companies whose revenues and earnings are denominated in foreign currencies. Airport and toll road revenues are typically earned in local currencies. Fluctuations in exchange rates between the U.S. dollar and the euro, Australian dollar, Mexican peso, Swiss franc, and other currencies could materially affect the Fund’s returns. The Fund does not hedge its currency exposure. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Korean Robotics 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Korean Robotics 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Korean Robotics ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Korean Robotics ETF (the “Underlying ETF”). For purposes of the Fund's name, “Korean Robotics” refers to equity exposure to Korean robotics companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to Korean robotics companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Korean Robotics Industry Risk. The South Korean robotics industry is in an early but rapidly evolving stage. Many companies are transitioning from traditional factory automation toward humanoid robotics, collaborative robots, and AI-enabled automation. The Fund’s concentrated exposure to this industry means it is sensitive to technology adoption timelines, customer capital spending cycles, competition from Chinese and Japanese robotics firms, changes in government subsidy programs (including Korea’s Robot Industry Promotion Act), and the pace of commercialization of humanoid and service robots. Companies in the supply chain, including precision reducer and actuator makers, depend on orders from a limited number of robot assemblers, creating customer concentration risk. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

South Korea Geopolitical Risk. The Fund invests substantially all of its assets in South Korean companies. South Korea’s proximity to North Korea exposes the Fund to geopolitical tensions, including military provocations, missile tests, sanctions developments, and diplomatic uncertainties. Escalation of tensions on the Korean Peninsula could disrupt markets, supply chains, and economic activity. In addition, U.S.-China trade tensions, export controls on semiconductor and technology products, and evolving alliances in the Indo-Pacific region may affect South Korean companies that rely on cross-border trade, technology licensing, or foreign customers. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Currency Risk. Because the Underlying ETF invests in securities denominated in foreign currencies, the Fund is indirectly exposed to currency risk. Changes in exchange rates may reduce returns or increase losses. Even when local-currency returns are positive, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure. Because the Fund provides leveraged (2x) daily exposure, adverse currency movements may result in proportionally larger declines in the Fund's NAV and market price.

Closed Market and Trading Hours Risk. Where all or a portion of the Underlying ETF's securities trade in a market that is closed when the market in which the Fund's Shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund's domestic trading day. This may contribute to volatility, premiums or discounts to NAV, wider bid-ask spreads, and rebalancing and implementation challenges that may contribute to performance slippage relative to the Fund's daily leveraged objective.

Foreign Custody and Settlement Risk. Foreign markets have settlement, custody, and recordkeeping practices that differ from those in the United States, and may involve sub-custody arrangements through local agents. These differences may increase operational risk, delay settlement, increase the cost of holding foreign securities indirectly through derivatives that reference foreign issuers, or impair the Fund's ability to obtain or maintain leveraged exposure as intended. Because the Fund provides leveraged exposure, operational disruptions affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Large Language Model 2x Daily ETF

Important Information About the Fund

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

•   the magnitude of day-to-day Underlying ETF moves,

•   the volatility and path of Underlying ETF returns, and

•   how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) has greater risks than funds that do not use leverage; and (iii) may be suitable only for knowledgeable investors who understand how the Fund operates.

Investment Objective

The Corgi Large Language Model 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Large Language Model ETF (the “Underlying ETF”). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund will lose money if the Underlying ETF's performance is flat over time, and because of daily rebalancing, the Underlying ETF's volatility, and the effects of compounding, it is possible that the Fund will lose money over time even if the Underlying ETF's performance increases over a period longer than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the “Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses ⁽¹⁾ (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses⁽²⁾	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the “Adviser”), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Large Language Model ETF (the “Underlying ETF”). For purposes of the Fund's name, “Large Language Model” refers to equity exposure to large language model (“LLM”) and LLM-enabling companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund's net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to large language model (“LLM”) and LLM-enabling companies equal to approximately two times (200%) the daily performance of such companies. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.

The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund's thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below and are not ordered to indicate relative importance. Each risk described below is considered a “principal risk” of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value (“NAV”), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns. During periods of market stress, regulatory restriction, or high volatility, leverage may become more expensive or unavailable, and the Fund may be unable to obtain or maintain approximately 200% exposure, which could increase tracking error and cause the Fund to return substantially less than 2x the Underlying ETF's daily performance.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance.

The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Large Language Model and Generative AI Industry Risk. The Fund concentrates its investments in companies operating in the large language model and generative AI industry. This industry is characterized by rapid technological change, intense competition among a small number of well-capitalized participants, extremely high capital expenditure requirements for compute infrastructure (including GPU clusters and data centers), dependence on specialized semiconductor supply, and evolving regulatory frameworks across multiple jurisdictions. Many LLM companies are pre-profit or early-stage, with business models that depend on achieving scale in enterprise adoption, API usage, or consumer subscriptions. The industry's economics depend on sustained demand for AI capabilities at prices sufficient to cover the substantial fixed costs of model training and inference. A decline in AI adoption, commoditization of LLM capabilities, or a significant reduction in the willingness of enterprises or consumers to pay for AI products could materially and adversely affect the revenues, profitability, and stock prices of the Fund's portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Compute Cost and Infrastructure Dependency Risk. Training and operating large language models requires enormous compute resources, including access to large-scale GPU clusters, high-bandwidth networking, and specialized data center infrastructure. LLM companies are heavily dependent on a small number of chip vendors for GPU supply, and on cloud providers and colocation operators for data center capacity. Compute costs represent a substantial portion of LLM companies' operating expenses. Supply shortages, allocation constraints, or significant increases in the cost of compute infrastructure could materially constrain the growth and profitability of the Fund's portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Regulatory and AI Governance Risk. The regulatory landscape for artificial intelligence is rapidly evolving across multiple jurisdictions, including the European Union (EU AI Act), the United States, China, and other markets. New or proposed regulations may impose requirements on AI model transparency, safety testing, data usage, content moderation, and liability for AI-generated outputs. Compliance with these regulations may increase operating costs, limit product functionality, or restrict the markets in which LLM companies can operate. Regulatory uncertainty may also deter investment in the sector and create competitive advantages for incumbents with greater compliance resources. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Intellectual Property and Data Licensing Risk. Large language models are trained on vast datasets that may include copyrighted material, proprietary data, and publicly available information. The legal framework governing the use of such data for AI training is unsettled and varies by jurisdiction. Several high-profile lawsuits are pending against LLM developers alleging copyright infringement. Adverse rulings could require LLM companies to pay significant licensing fees, restrict access to training data, retrain models on compliant datasets, or face injunctive relief. These outcomes could materially increase costs or impair the competitive positioning of the Fund's portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Competition and Rapid Technological Change Risk. The LLM industry is highly competitive, with rapid model improvements occurring on short development cycles. New model architectures, training techniques, or open-source releases may quickly erode the competitive advantages of established LLM providers. Companies that fail to keep pace with technological advances may lose market share to competitors or to open-source alternatives. The emergence of more efficient model architectures could also reduce barriers to entry and increase competitive pressure across the industry. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Customer Concentration Risk. The LLM industry derives a significant portion of its revenue from a relatively small number of large enterprise customers and platform partnerships. The loss of, or significant reduction in spending by, one or more major customers could materially and adversely affect the revenue and profitability of the Fund's portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short-term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value (“NAV”). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants (“APs”) to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund effects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called “Creation Units” at NAV next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on [ ] (the “Exchange”) and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account (“IRA”) or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Investment Objectives

Corgi Advanced Packaging 2x Daily ETF

The Corgi Advanced Packaging 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Advanced Packaging ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Power Semiconductor 2x Daily ETF

The Corgi Power Semiconductor 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Power Semiconductor ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi 800VDC Power 2x Daily ETF

The Corgi 800VDC Power 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi 800VDC Power ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Semiconductor Substrates & Materials 2x Daily ETF

The Corgi Semiconductor Substrates & Materials 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Semiconductor Substrates & Materials ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi AI Bottlenecks 2x Daily ETF

The Corgi AI Bottlenecks 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Bottlenecks ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Substrates Pure Play 2x Daily ETF

The Corgi Substrates Pure Play 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Substrates Pure Play ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi AI Photonics 2x Daily ETF

The Corgi AI Photonics 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Photonics ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi HBM 2x Daily ETF

The Corgi HBM 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi HBM ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi AI Memory Buildout 2x Daily ETF

The Corgi AI Memory Buildout 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Memory Buildout ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi AI Power & Grid Infrastructure 2x Daily ETF

The Corgi AI Power & Grid Infrastructure 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Power & Grid Infrastructure ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi AI Data Center Cooling 2x Daily ETF

The Corgi AI Data Center Cooling 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Data Center Cooling ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Custom AI Silicon 2x Daily ETF

The Corgi Custom AI Silicon 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Custom AI Silicon ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi AI Networking & Signal Integrity 2x Daily ETF

The Corgi AI Networking & Signal Integrity 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Networking & Signal Integrity ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi AI Connectors & Interconnect 2x Daily ETF

The Corgi AI Connectors & Interconnect 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Connectors & Interconnect ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Neocloud 2x Daily ETF

The Corgi Neocloud 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Neocloud ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Data Center Construction 2x Daily ETF

The Corgi Data Center Construction 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Data Center Construction ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi AI Data Storage 2x Daily ETF

The Corgi AI Data Storage 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Data Storage ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Rare Earths & Critical Minerals 2x Daily ETF

The Corgi Rare Earths & Critical Minerals 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Rare Earths & Critical Minerals ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi AI Infrastructure Outliers 2x Daily ETF

The Corgi AI Infrastructure Outliers 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Infrastructure Outliers ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Robotics Enablers 2x Daily ETF

The Corgi Robotics Enablers 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Robotics Enablers ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Sensing & Perception 2x Daily ETF

The Corgi Sensing & Perception 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Sensing & Perception ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Grid & Electrification 2x Daily ETF

The Corgi Grid & Electrification 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Grid & Electrification ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF

The Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Semiconductor Foundry & Capex Cycle ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Semiconductor Design & IP 2x Daily ETF

The Corgi Semiconductor Design & IP 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Semiconductor Design & IP ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Co-Packaged Optics 2x Daily ETF

The Corgi Co-Packaged Optics 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Co-Packaged Optics ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Asia AI Supply Chain 2x Daily ETF

The Corgi Asia AI Supply Chain 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Asia AI Supply Chain ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Ex-US AI Enablers 2x Daily ETF

The Corgi Ex-US AI Enablers 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Ex-US AI Enablers ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Memory 2x Daily ETF

The Corgi Memory 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Memory ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Munificent 7 2x Daily ETF

The Corgi Munificent 7 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Munificent 7 ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Edge AI Chip 2x Daily ETF

The Corgi Edge AI Chip 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Edge AI Chip ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Water Technology 2x Daily ETF

The Corgi Water Technology 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Water Technology ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Semiconductor Process Materials 2x Daily ETF

The Corgi Semiconductor Process Materials 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Semiconductor Process Materials ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Autonomous Vehicle 2x Daily ETF

The Corgi Autonomous Vehicle 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Autonomous Vehicle ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Capacitor 2x Daily ETF

The Corgi Capacitor 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Capacitor ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Circuit Board 2x Daily ETF

The Corgi Circuit Board 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Circuit Board ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Specialty Semiconductor Equipment 2x Daily ETF

The Corgi Specialty Semiconductor Equipment 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Specialty Semiconductor Equipment ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi AI Training Data 2x Daily ETF

The Corgi AI Training Data 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi AI Training Data ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Ratings & Exchanges 2x Daily ETF

The Corgi Ratings & Exchanges 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Ratings & Exchanges ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Transport Tollbooth 2x Daily ETF

The Corgi Transport Tollbooth 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Transport Tollbooth ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Korean Robotics 2x Daily ETF

The Corgi Korean Robotics 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Korean Robotics ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Corgi Large Language Model 2x Daily ETF

The Corgi Large Language Model 2x Daily ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Large Language Model ETF (the “Underlying ETF”).

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the “Board”) of Corgi ETF Trust I (the “Trust”) upon 60 days' prior written notice to shareholders.

Principal Investment Strategies for the Funds

All Funds

The Funds are actively managed exchange-traded funds that seek daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of each Fund's respective Underlying ETF. Each Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the applicable Underlying ETF for the same period. Each Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Under normal circumstances, each Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in financial instruments that, in combination, provide leveraged exposure to the asset class, sector, theme, or market segment reflected in the Fund's name equal to approximately two times (200%) the Underlying ETF's daily performance. Each Fund currently obtains this exposure through instruments linked to its respective Underlying ETF. Each Fund expects to obtain this leveraged exposure primarily through the use of derivatives, such as swap agreements and futures contracts, and may use other instruments that the Adviser believes provide economic exposure similar to the applicable Underlying ETF. Each Fund's 80% investment policy is a non-fundamental policy and may be changed upon 60 days' prior written notice to shareholders.

Because each Fund expects to obtain exposure primarily through derivatives and only incidentally through direct holdings of its Underlying ETF or other exchange-traded funds, none of the Funds is intended to operate as a “fund of funds.” Each Fund expects to hold a significant portion of its assets in cash and short-term instruments to serve as collateral for its derivatives positions and to meet margin requirements. Each Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. “Non-diversified” means that, relative to a diversified investment company, the Fund may invest a greater portion of its assets in the securities of a single issuer or a smaller number of issuers, which may make the Fund more susceptible to adverse developments affecting those issuers. Non-diversification is distinct from concentration: concentration relates to the Fund's exposure to a particular industry or group of industries, whereas non-diversification relates to the number of issuers in which the Fund may invest and the size of the Fund's positions in those issuers.

Each Fund is intended for investors who understand the risks associated with the use of leverage, derivatives and daily rebalancing and who plan to actively monitor and manage their investments; the Funds are not suitable for all investors and should be used only by those who fully understand the consequences of seeking daily leveraged investment results.

How the Adviser Decides to Buy and Sell Investments. The Funds are actively managed but are not designed to identify mispriced securities. Instead, the Adviser's decisions to buy and sell are mechanical and process-driven, designed to achieve approximately two times (2x) the daily performance of each Fund's Underlying ETF. Each Business Day, the Adviser calculates each Fund's required notional exposure (200% of the Fund's net assets) and compares that to the Fund's existing derivative and cash positions. The Adviser then enters into or adjusts total return swap agreements with one or more of the Swap Counterparties, and/or buys or sells futures or options, to bring the Fund's economic exposure to approximately 2x the daily performance of the Underlying ETF, subject to liquidity, counterparty capacity, and risk-management considerations. The Adviser may also reduce exposure when financing or counterparty limits, regulatory limits (including the Fund's value-at-risk limit under Rule 18f-4), or stressed market conditions warrant. The Adviser does not make discretionary, qualitative judgments about the merits of the Underlying ETF or its constituent securities; the Adviser's role is to obtain and maintain the leveraged exposure each Fund seeks. The Adviser may, however, exercise judgment in selecting among permitted derivative instruments and counterparties, in the timing and execution of rebalancing trades, and in the use of cash and short-term instruments for liquidity, collateral, and risk-management purposes.

Daily Reset / Compounding / Monitoring Disclosure

Each Fund seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of its respective Underlying ETF. Each Fund does not seek to achieve two times (2x) the performance of its Underlying ETF for any period other than a single day, measured from one NAV calculation to the next. Because each Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from two times (2x) the performance of the applicable Underlying ETF over the same period.

An investment in any Fund is not appropriate for all investors. Each Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2x) investment results, including the impact of compounding on Fund performance. Investors should actively manage and monitor their investments, as frequently as daily.

Each Fund expects to use derivatives (such as swap agreements and futures) and other instruments to obtain leveraged exposure and may hold cash and/or cash equivalents for liquidity, collateral, and portfolio management purposes.

80% Policy and Daily 2x Exposure. Under normal circumstances, each Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in financial instruments that, in combination, provide leveraged exposure to the asset class, sector, theme, or market segment reflected in the Fund's name equal to approximately two times (2x) the Underlying ETF's daily performance, as described under “Principal Investment Strategies” above. Each Fund has adopted this 80% investment policy in accordance with Rule 35d-1 under the Investment Company Act of 1940 (the “Names Rule”). For purposes of this policy, each Fund measures compliance using the notional value of its derivatives (adjusted as required) and other instruments that provide leveraged exposure to its Underlying ETF. If a Fund departs from this policy due to market movements, rebalancing activity, or other factors, the Fund will make future investments in a manner consistent with the policy and will seek to restore compliance as soon as reasonably practicable and, in any event, within 90 days after the Fund identifies that it is out of compliance; provided that, in extraordinary or other-than-normal circumstances, the Fund may temporarily depart from this policy, and will seek to restore compliance as soon as reasonably practicable and, in any event, within 90 days measured from the time of the initial departure. Each Fund will provide shareholders with at least 60 days' prior written notice of any change to its 80% investment policy.

Daily 2x Objective and Compounding. Each Fund seeks to provide two times (2x) the daily performance of its Underlying ETF, before fees and expenses. No Fund seeks to, and no Fund should be expected to, provide two times (2x) the cumulative performance of its Underlying ETF for periods longer than a single day. Because each Fund rebalances its portfolio on a daily basis to maintain approximately two times (2x) exposure to its Underlying ETF, the Fund's performance for periods longer than one trading day will be the result of its return for each day compounded over the period. The impact of compounding can cause a Fund's performance over periods longer than a single day to differ significantly from two times (2x) the cumulative performance of the Underlying ETF for the same period, particularly when the Underlying ETF experiences significant volatility or when its daily returns fluctuate between positive and negative.

Use of Derivatives and Leverage. Each Fund obtains leveraged exposure primarily through derivatives, including total return swap agreements and futures contracts referencing its Underlying ETF or other instruments that the Adviser believes provide economic exposure similar to its daily 2x Underlying ETF. The notional amounts of these instruments are adjusted on a daily basis to maintain approximately two times (2x) the Fund's net assets. Each Fund may also use options or other derivative instruments for hedging, rebalancing, or efficient portfolio management purposes. The use of derivatives allows a Fund to gain leveraged exposure without investing directly in its Underlying ETF. Each Fund may also invest a portion of its assets in cash and short-term instruments to meet margin and collateral requirements.

Portfolio Construction and Investment Instruments. Each Fund primarily invests in derivatives and related instruments that provide leveraged exposure to its Underlying ETF and, to a lesser extent, holds cash and short-term instruments to support its derivatives positions. These derivatives are typically centrally cleared and exchange-traded derivatives, as well as over-the-counter instruments, subject to applicable regulatory requirements and counterparty risk management. Each Fund may hold U.S. government securities, money market instruments, repurchase agreements, and other short-term investments as collateral for derivatives and to manage liquidity. Each Fund is non-diversified, meaning it may invest a relatively high percentage of its assets in a smaller number of counterparties, reference instruments, or positions than a diversified fund.

Concentration Policy. Each Affiliated Fund (i.e., a Fund whose Underlying ETF is also a series of the Trust managed by the Adviser) will concentrate its investments in the specific industry or group of industries identified below, as an independent fundamental policy of the Fund that does not depend and is not derived from the Underlying ETF's concentration policy:

•   Corgi Advanced Packaging 2x Daily ETF: the semiconductor packaging and OSAT industry or related industries

•   Corgi Power Semiconductor 2x Daily ETF: the power semiconductor industry or related industries

•   Corgi 800VDC Power 2x Daily ETF: the 800VDC power infrastructure industry or related industries

•   Corgi Semiconductor Substrates & Materials 2x Daily ETF: the semiconductor substrates and materials industry or related industries

•   Corgi AI Bottlenecks 2x Daily ETF: AI bottleneck industries (including advanced packaging, HBM, power, networking, and cooling)

•   Corgi Substrates Pure Play 2x Daily ETF: the semiconductor substrate industry or related industries

•   Corgi AI Photonics 2x Daily ETF: the AI photonics industry or related industries

•   Corgi HBM 2x Daily ETF: the HBM and HBM-supply-chain industries or related industries

•   Corgi AI Memory Buildout 2x Daily ETF: the AI memory buildout industry or related industries

•   Corgi AI Power & Grid Infrastructure 2x Daily ETF: the AI power and grid infrastructure industry or related industries

•   Corgi AI Data Center Cooling 2x Daily ETF: the AI data center cooling industry or related industries

•   Corgi Custom AI Silicon 2x Daily ETF: the custom AI silicon industry or related industries

•   Corgi AI Networking & Signal Integrity 2x Daily ETF: the AI networking and signal integrity industry or related industries

•   Corgi AI Connectors & Interconnect 2x Daily ETF: the AI connectors and interconnect industry or related industries

•   Corgi Neocloud 2x Daily ETF: the neocloud industry or related industries

•   Corgi Data Center Construction 2x Daily ETF: the data center construction industry or related industries

•   Corgi AI Data Storage 2x Daily ETF: the AI data storage industry or related industries

•   Corgi Rare Earths & Critical Minerals 2x Daily ETF: the rare earths and critical minerals industry or related industries

•   Corgi AI Infrastructure Outliers 2x Daily ETF: AI infrastructure outlier industries

•   Corgi Robotics Enablers 2x Daily ETF: the robotics enabler industry or related industries

•   Corgi Sensing & Perception 2x Daily ETF: the sensing and perception industry or related industries

•   Corgi Grid & Electrification 2x Daily ETF: the grid and electrification industry or related industries

•   Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF: the semiconductor foundry and capex cycle industry or related industries

•   Corgi Semiconductor Design & IP 2x Daily ETF: the semiconductor design and IP industry or related industries

•   Corgi Co-Packaged Optics 2x Daily ETF: the co-packaged optics industry or related industries

•   Corgi Asia AI Supply Chain 2x Daily ETF: the Asia AI supply chain industry or related industries

•   Corgi Ex-US AI Enablers 2x Daily ETF: the ex-U.S. AI enabler industry or related industries

•   Corgi Memory 2x Daily ETF: the memory semiconductor industry or related industries

•   Corgi Munificent 7 2x Daily ETF: the oil and gas and energy industries in which the Munificent Seven Companies operate

•   Corgi Edge AI Chip 2x Daily ETF: the edge AI chip industry or related industries

•   Corgi Water Technology 2x Daily ETF: the water technology industry or related industries

•   Corgi Semiconductor Process Materials 2x Daily ETF: the semiconductor process materials industry or related industries

•   Corgi Autonomous Vehicle 2x Daily ETF: the autonomous vehicle industry or related industries

•   Corgi Capacitor 2x Daily ETF: the capacitor industry or related industries

•   Corgi Circuit Board 2x Daily ETF: the circuit board industry or related industries

•   Corgi Specialty Semiconductor Equipment 2x Daily ETF: the specialty semiconductor equipment industry or related industries

•   Corgi AI Training Data 2x Daily ETF: the AI training data industry or related industries

•   Corgi Ratings & Exchanges 2x Daily ETF: the ratings and exchanges industry or related industries

•   Corgi Transport Tollbooth 2x Daily ETF: the transport tollbooth industry or related industries

•   Corgi Korean Robotics 2x Daily ETF: the Korean robotics industry or related industries

•   Corgi Large Language Model 2x Daily ETF: the large language model industry or related industries

A change to an Affiliated Fund's concentration policy requires a vote of the holders of a majority of the Fund's outstanding shares, unless the concentration policy clearly indicates when and under what conditions any changes between concentration and non-concentration will be made.

Material Involvement Determinations. For each Fund other than the Corgi Munificent 7 2x Daily ETF (whose 80% investment policy is defined by reference to the seven named Munificent Seven Companies rather than by reference to industry activities), the Underlying ETF's portfolio is constructed using the Adviser's material involvement framework. The Adviser considers a company “materially involved” in the Underlying ETF's investment theme if, at the time of investment, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

Derivatives and Securities Lending. Each Fund expects to, and under normal circumstances will, invest significantly in derivatives as part of its principal investment strategy. Derivatives will be used to obtain leveraged exposure to the applicable Underlying ETF and the markets reflected in that Underlying ETF, manage portfolio exposures, and facilitate daily rebalancing. The Funds do not expect to engage in securities lending as part of their principal investment strategy.

Understanding the Funds' Daily Objective and Compounding

What the Funds seek to do. Each Fund seeks daily investment results, before fees and expenses, that correlate to 2x the daily performance of its respective Underlying ETF. No Fund seeks to, and no Fund should be expected to, provide 2x the return of its Underlying ETF for periods longer than a single trading day.

What this means for holding periods longer than one day. Each Fund resets its exposure each trading day to target approximately two times the daily move of its Underlying ETF. Over periods longer than one day, a Fund's return is the result of compounding its daily returns and will usually differ in amount, and may differ in direction, from 2x the return of the Fund's Underlying ETF for the same multi-day period.

Why multi-day results differ from 2x. Several factors contribute to this difference:

•   Compounding and daily rebalancing. Gains or losses on one day change the base to which the next day's 2x move is applied. This mathematical effect causes outcomes over time that diverge from simply taking 2x of a multi-day Underlying ETF return.

•   Underlying ETF volatility. Higher day-to-day variability in an Underlying ETF generally increases the dispersion between a Fund's multi-day return and 2x the Underlying ETF's multi-day return.

•   Underlying ETF trend. When an Underlying ETF trends steadily in one direction with low volatility, a Fund's multi-day return may be closer to, or may exceed, 2x the Underlying ETF's multi-day return.

•   Financing costs and expenses. The cost of maintaining derivatives or other forms of leveraged exposure, together with Fund expenses, reduces returns relative to 2x the Underlying ETF's performance.

•   Dividends and corporate actions. Differences between how dividends and corporate events affect an Underlying ETF versus a Fund's instruments and positions may also impact results.

The Funds are intended for investors who plan to monitor and manage their positions, potentially as frequently as daily. It is possible to lose the entire amount invested in a single day.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are listed below. Each risk summarized below is regarded as a “principal risk” of investing in at least one Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect a Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect a Fund's NAV per share price, yield, total return, and/or a Fund's ability to achieve its objective.

The risks below are organized in two groups: (i) risks applicable to all Funds (the leverage and ETF-structure risks described first), and (ii) per-Fund theme-specific risks (which apply only to the Fund(s) identified in each heading). Each risk identified as a principal risk of a Fund in the Fund's Summary section above is described in further detail below.

Per-Fund Principal Risks

Semiconductor Packaging and OSAT Industry Risk (applicable to Corgi Advanced Packaging 2x Daily ETF). The Fund concentrates its investments in companies operating in the semiconductor packaging and OSAT industry. This industry is characterized by high capital intensity, long lead times for capacity expansion, dependence on a small number of large semiconductor customers (particularly hyperscale data center operators and AI chip designers), rapid technological change, and significant exposure to geopolitical risk (as a substantial portion of global advanced packaging capacity is located in Taiwan, South Korea, and China). Companies in this industry are subject to cyclical demand patterns, pricing pressure from customers, intense competition for advanced technology nodes, and the risk that technological shifts (such as changes in packaging architectures) may render existing capabilities less competitive. The failure or disruption of a key packaging facility could materially affect multiple end-market customers and the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Supply Chain Concentration Risk (applicable to Corgi Advanced Packaging 2x Daily ETF, Corgi Semiconductor Substrates & Materials 2x Daily ETF). The advanced semiconductor packaging supply chain is highly concentrated, with a small number of companies controlling critical capacity in technologies such as Chip-on-Wafer-on-Substrate ("CoWoS"), an advanced semiconductor packaging technology that integrates multiple chips onto a single package, and hybrid bonding (an advanced chip-to-chip interconnect technique that creates dense electrical connections without solder bumps). Disruptions at one or more of these providers, whether from natural disasters, geopolitical events, equipment failures, or other causes, could have a disproportionate impact on the companies in which the Fund invests. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Customer Concentration Risk (applicable to Corgi Advanced Packaging 2x Daily ETF, Corgi Custom AI Silicon 2x Daily ETF, Corgi AI Networking & Signal Integrity 2x Daily ETF, Corgi Edge AI Chip 2x Daily ETF, Corgi AI Training Data 2x Daily ETF, Corgi Large Language Model 2x Daily ETF). Many advanced packaging and OSAT companies derive a substantial portion of revenue from a small number of large customers, including leading AI chip designers and hyperscale cloud service providers. The loss of, or significant reduction in orders from, one or more of these customers could materially and adversely affect the revenue, profitability, and stock price of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Capacity Constraint and Capital Expenditure Risk (applicable to Corgi Advanced Packaging 2x Daily ETF). Advanced packaging technologies require significant capital investment, and capacity expansion timelines can be extended. Companies may fail to expand capacity in time to meet demand, or may overinvest in capacity that becomes underutilized during cyclical downturns. Both scenarios may adversely affect returns. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Power Semiconductor and Wide-Bandgap Technology Risk (applicable to Corgi Power Semiconductor 2x Daily ETF). The Fund concentrates its investments in companies operating in the power semiconductor industry with a focus on wide-bandgap technologies (SiC and GaN). This industry is characterized by high capital intensity, long product development and qualification cycles, evolving technical standards, and dependence on end-market adoption of higher-voltage architectures. Wide-bandgap semiconductors are relatively newer technologies compared to traditional silicon-based power devices, and their adoption depends on cost competitiveness, manufacturing yield improvements, and qualification by end customers. Companies in this industry face risks from slower-than-expected adoption of 800V architectures in data centers and electric vehicles, competition from incumbent silicon technologies, manufacturing defect rates in SiC and GaN devices, and dependence on limited substrate supply. Changes in government subsidies, trade policies, or environmental regulations could also materially affect demand for power semiconductor products. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Technology Transition Risk (applicable to Corgi Power Semiconductor 2x Daily ETF). The transition from traditional silicon-based power devices to wide-bandgap alternatives (SiC and GaN) is still ongoing and is not guaranteed to proceed at the pace anticipated by the market. If adoption of 800V or higher-voltage architectures slows, or if competing technologies emerge, the Fund’s portfolio companies may experience reduced demand and lower-than-expected revenue growth. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Dual End-Market Risk (applicable to Corgi Power Semiconductor 2x Daily ETF). Many companies in the Fund’s portfolio serve both the AI data center and electric vehicle end markets. A downturn in either market,such as a slowdown in EV adoption, reduced hyperscaler capital expenditure, or a recession affecting both sectors,could adversely affect a broad portion of the Fund’s portfolio simultaneously. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Manufacturing Yield and Defect Risk (applicable to Corgi Power Semiconductor 2x Daily ETF). Wide-bandgap semiconductor manufacturing, particularly SiC crystal growth and GaN-on-SiC epitaxy, involves complex processes with historically lower manufacturing yields compared to traditional silicon. Yield and defect challenges may result in higher costs, production delays, or product failures for companies in the Fund’s portfolio. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Pre-Revenue and Development-Stage Company Risk (applicable to Corgi 800VDC Power 2x Daily ETF, Corgi Autonomous Vehicle 2x Daily ETF). The Fund may invest a significant portion of its assets in pre-revenue or development-stage companies. These companies have limited or no operating history, are not yet generating meaningful revenue, and may never achieve commercial viability. Pre-revenue companies are subject to a high degree of uncertainty, including the risk that their products may not achieve market acceptance, may fail to meet performance specifications, or may be superseded by competing technologies. Many pre-revenue companies are dependent on a small number of potential customers (in some cases, a single hyperscaler or chip designer) for their commercial prospects. Investments in pre-revenue companies involve a higher risk of total loss than investments in established, revenue-generating companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Design Win Concentration Risk (applicable to Corgi 800VDC Power 2x Daily ETF). Several companies in the Fund’s portfolio are dependent on securing design wins with a small number of hyperscale data center operators and AI chip designers, particularly the dominant GPU platform vendor. The extended customer qualification cycle for power semiconductor components means that design wins are locked in well before volume production begins. Companies that fail to secure design wins in the current qualification cycle may be excluded from volume production for years. Conversely, a single design win with a major customer can transform a company’s revenue trajectory. This binary dynamic creates elevated stock price volatility around qualification milestones. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

GPU Platform Architecture Dependency Risk (applicable to Corgi 800VDC Power 2x Daily ETF). The Fund's thesis is closely tied to the leading GPU platform vendor's current and successor GPU platform architectures, which reference 800VDC power delivery. If the dominant GPU platform vendor changes its power architecture specifications, delays its platform roadmap, or loses market share to competing AI accelerator platforms that use different power architectures, the Fund's portfolio companies could experience materially reduced demand. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Solid-State Circuit Breaker Adoption Risk (applicable to Corgi 800VDC Power 2x Daily ETF). The Fund may invest in companies developing solid-state circuit breakers for 800VDC distribution. Solid-state circuit breakers are an emerging technology that has not yet achieved widespread commercial deployment in data center applications. There is a risk that the market may adopt alternative protection solutions, that regulatory standards may not develop as expected, or that incumbent mechanical breaker manufacturers may develop competitive DC-rated products. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Phase Transition Timing Risk (applicable to Corgi 800VDC Power 2x Daily ETF). The transition to 800VDC rack-level power delivery in artificial intelligence data centers is expected to proceed in multiple phases, with different component categories, subsystems, and technologies gaining or losing commercial relevance at each phase. Companies that benefit from early adoption phases, such as vendors of interim power conversion or sidecar subsystems, may see declining demand as the architecture matures toward more integrated solutions, including centralized rectifiers, solid-state transformers, and native DC power generation systems. Because the Fund's portfolio  must be actively managed to reflect these phase transitions, the Fund's performance depends in part on the Adviser's ability to correctly assess the pace and sequencing of this transition. If the transition stalls at an early phase, companies positioned for later-stage architectures may not achieve the anticipated revenue growth. Conversely, if the transition accelerates beyond the Adviser's expectations, early-phase holdings may lose commercial relevance sooner than expected, potentially before the Adviser repositions the Fund's portfolio. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Legacy Equipment Displacement Risk (applicable to Corgi 800VDC Power 2x Daily ETF). The 800VDC transition progressively displaces legacy AC power equipment, including central low-voltage UPS systems, AC switchboards and AC power distribution units, and low-voltage transformers. To the extent the Fund holds companies that also manufacture legacy AC equipment, these companies may experience offsetting revenue declines in their legacy product lines even as their 800VDC product lines grow. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Single-Source and Sole-Supplier Risk (applicable to Corgi 800VDC Power 2x Daily ETF). Several layers of the 800VDC power delivery stack are currently served by one or very few companies. While this concentrated market positioning may benefit the Fund’s portfolio companies in the near term, it also means that customers have strong incentives to qualify alternative suppliers, develop in-house solutions, or redesign around the chokepoint. The Fund’s portfolio companies may face increasing competitive pressure as the market matures and alternative suppliers emerge. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor Materials and Substrates Industry Risk (applicable to Corgi Semiconductor Substrates & Materials 2x Daily ETF). The Fund concentrates its investments in companies operating in the semiconductor materials and substrates industry. This industry is characterized by high barriers to entry, long customer qualification cycles, concentrated market structures, and significant sensitivity to semiconductor manufacturing volumes. Companies in this industry are subject to risks from fluctuations in semiconductor fabrication capacity utilization, technological changes that may reduce demand for specific materials, environmental and safety regulations governing chemical manufacturing, and supply chain disruptions. Many semiconductor materials companies are domiciled in Japan, South Korea, or Germany, adding foreign investment risk. The failure of a single materials supplier can create industry-wide bottlenecks due to the limited number of qualified suppliers for certain process-critical materials. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Qualification Cycle Risk (applicable to Corgi Semiconductor Substrates & Materials 2x Daily ETF). Semiconductor manufacturers require materials suppliers to undergo rigorous qualification processes before their products can be used in production. These qualification cycles can represent significant barriers to both entry and switching. However, this also means that companies that fail to qualify for next-generation process nodes (such as the transition from deep ultraviolet to extreme ultraviolet lithography) may lose market share rapidly and permanently. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Cyclicality Risk (applicable to Corgi Semiconductor Substrates & Materials 2x Daily ETF). Semiconductor materials companies are exposed to the cyclical nature of the semiconductor industry. During industry downturns, semiconductor fabrication capacity utilization declines, leading to reduced demand for substrates, chemicals, and other process materials. The Fund’s portfolio companies may experience significant revenue and earnings declines during such periods. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

AI Data Center Infrastructure Supply Chain Risk (applicable to Corgi AI Bottlenecks 2x Daily ETF). The Fund invests across the full spectrum of AI data center supply chain bottlenecks. The Fund’s performance depends on continued growth in AI infrastructure capital expenditure by hyperscale cloud providers, enterprise data center operators, and governments. A significant reduction in AI-related capital expenditure,whether due to macroeconomic recession, a slowdown in AI model scaling, a shift in AI training methodologies that reduces hardware requirements, regulatory restrictions on data center construction or energy consumption, or a loss of investor confidence in the AI thesis,could adversely affect the revenues, profitability, and stock prices of companies across all 15 chokepoint layers simultaneously. The Fund’s diversification across multiple supply chain layers provides some insulation against single-point failures, but a broad-based downturn in AI infrastructure spending would affect substantially all of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Chokepoint Resolution Risk (applicable to Corgi AI Bottlenecks 2x Daily ETF). The Fund’s thesis depends on the persistence of supply chain bottlenecks. If bottlenecks are resolved faster than anticipated,through capacity expansion, technological breakthroughs, or demand normalization,the scarcity premium embedded in the Fund’s portfolio companies may diminish, leading to underperformance relative to broader market indices. Different chokepoints may resolve at different rates; for example, High-Bandwidth Memory ("HBM"), a high-performance memory architecture used in AI accelerators, packaging capacity may expand faster than electrical grid interconnection capacity. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Multi-Theme Concentration Risk (applicable to Corgi AI Bottlenecks 2x Daily ETF). While the Fund invests across 15 chokepoint themes, many of these themes are correlated because they are all driven by the same underlying demand factor: AI data center capital expenditure. A downturn in this single demand driver could simultaneously affect companies across all themes, reducing the diversification benefit that the multi-theme structure might otherwise provide. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Hyperscaler Capital Expenditure Dependency Risk (applicable to Corgi AI Bottlenecks 2x Daily ETF). The AI data center supply chain is heavily dependent on capital expenditure decisions by a small number of hyperscale cloud providers. A reduction in capital expenditure by one or more of these hyperscalers,whether due to competitive dynamics, regulatory pressure, financial constraints, or strategic shifts,could have cascading effects across the Fund’s entire portfolio. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Geopolitical and Export Control Risk (applicable to Corgi AI Bottlenecks 2x Daily ETF, Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF). The AI data center supply chain is globally distributed and subject to significant geopolitical risk. Key supply chain nodes are concentrated in Taiwan (semiconductor fabrication and packaging), South Korea (memory), Japan (materials and equipment), China (rare earths and certain materials), and the Netherlands (lithography). U.S. export controls on semiconductor technology, Chinese export restrictions on critical minerals, and the risk of military conflict in the Taiwan Strait could each independently disrupt significant portions of the AI supply chain and the Fund’s portfolio. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Neocloud and Pre-Profit Company Risk (applicable to Corgi AI Bottlenecks 2x Daily ETF). The Fund may invest in neocloud (independent cloud service providers offering GPU computing capacity) and GPU-as-a-service companies that are in the early stages of building their businesses and may not yet be profitable. These companies are highly capital-intensive, dependent on GPU supply from the dominant GPU vendor and other chip vendors, and subject to competitive pressure from hyperscale cloud providers that may offer competing GPU cloud services. Neocloud companies may face challenges in achieving sustainable unit economics. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Substrates Pure Play Industry Risk (applicable to Corgi Substrates Pure Play 2x Daily ETF). The Fund concentrates its investments in companies operating in the compound semiconductor substrates industry. This industry is characterized by extremely high barriers to entry, long customer qualification cycles, complex crystal growth processes with historically variable yields, and concentrated market structures. Companies in this industry face risks from fluctuations in end-market demand (particularly from the photonics, power semiconductor, and RF device markets), challenges in scaling crystal growth capacity, and potential supply disruptions of critical raw materials (including gallium and germanium, which are subject to Chinese export controls). Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

SiC Crystal Growth Yield Risk (applicable to Corgi Substrates Pure Play 2x Daily ETF). Silicon carbide crystal growth is a technically challenging process with historically lower yields compared to silicon crystal growth. Defect rates in SiC boules remain a significant manufacturing challenge, and yield improvements have been slower than anticipated. Companies that fail to improve SiC crystal growth yields may face cost disadvantages relative to competitors and may be unable to meet growing demand for SiC substrates. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

China Critical Material Export Control Risk (applicable to Corgi Substrates Pure Play 2x Daily ETF). China has imposed export controls on gallium and germanium, both of which are essential raw materials for compound semiconductor substrate manufacturing. China controls a significant share of global gallium and germanium production. These export controls may increase raw material costs, create supply shortages, and adversely affect the profitability of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Optical Interconnect and Photonics Industry Risk (applicable to Corgi AI Photonics 2x Daily ETF). The Fund concentrates its investments in companies operating in the optical interconnect and photonics industry. This industry is experiencing rapid growth driven by AI data center bandwidth requirements, but faces significant risks including technology standard uncertainty (pluggable vs. co-packaged optics), rapid price erosion on transceiver modules, dependence on a small number of hyperscale customers, and supply chain constraints in critical upstream materials (particularly InP substrates and EML laser chips). The transition from copper to optical interconnects at the rack level is not guaranteed to proceed at the pace anticipated by the market, and the timing of CPO adoption remains uncertain. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Copper-to-Optical Transition Risk (applicable to Corgi AI Photonics 2x Daily ETF). The Fund’s thesis depends in part on the ongoing transition from copper to optical interconnects within AI data centers. If advances in copper cable technology (such as active electrical cables) extend the viability of copper interconnects at higher data rates, or if AI cluster architectures evolve in ways that reduce optical bandwidth requirements, the growth trajectory of the optical interconnect market may be slower than anticipated. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

CPO Adoption Timeline Risk (applicable to Corgi AI Photonics 2x Daily ETF, Corgi Co-Packaged Optics 2x Daily ETF). Co-packaged optics represents a significant technology transition that is expected to begin commercial deployment in the near term. The Fund may invest in companies that are developing CPO technology. If CPO adoption is delayed or if the technology fails to achieve the anticipated performance and cost advantages over pluggable transceivers, the Fund’s portfolio companies may experience reduced demand and lower-than-expected revenue growth. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Small Investable Universe Concentration Risk (applicable to Corgi AI Photonics 2x Daily ETF). The optical interconnect and photonics industry has a relatively small number of publicly traded pure-play companies. The Fund’s investable universe may be limited, which could result in higher concentration in individual positions and reduced diversification relative to funds with larger investable universes. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor Packaging and HBM Industry Risk (applicable to Corgi HBM 2x Daily ETF). The Fund concentrates its investments in companies operating in the semiconductor packaging and HBM industry. This industry is characterized by extreme capacity constraints, with extended CoWoS packaging lead times, high capital intensity, dependence on a small number of large semiconductor customers (particularly AI chip designers and hyperscale data center operators), and significant geographic concentration in Taiwan and South Korea. Global CoWoS advanced packaging capacity is highly concentrated, creating supply concentration risk for the AI chip ecosystem. The industry is subject to rapid technological change, with new packaging architectures (such as hybrid bonding and chiplet-based designs) potentially disrupting existing competitive positions. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Taiwan Geopolitical Risk (applicable to Corgi HBM 2x Daily ETF, Corgi Asia AI Supply Chain 2x Daily ETF, Corgi Ex-US AI Enablers 2x Daily ETF). A substantial portion of global advanced semiconductor packaging capacity is located in Taiwan. The Fund may invest a significant portion of its assets in companies domiciled in or with substantial operations in Taiwan. Geopolitical tensions in the Taiwan Strait, including the risk of military conflict, trade sanctions, or economic blockade, could materially disrupt the semiconductor packaging supply chain and adversely affect the Fund’s portfolio. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Memory Semiconductor Industry Risk (applicable to Corgi AI Memory Buildout 2x Daily ETF). The Fund concentrates its investments in companies operating in the memory semiconductor industry. This industry is historically one of the most cyclical segments of the semiconductor market, characterized by boom-bust cycles driven by supply-demand imbalances. The global DRAM market is highly concentrated. The Fund's performance is heavily dependent on the financial performance and capital allocation decisions of a small number of issuers. Memory pricing is highly volatile and can decline sharply during periods of oversupply, even when underlying demand trends remain positive. The NAND flash market faces additional risk from chronic oversupply and aggressive capacity additions by multiple manufacturers. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Memory Pricing Cyclicality Risk (applicable to Corgi AI Memory Buildout 2x Daily ETF). Memory chip prices are highly volatile and subject to boom-bust cycles that can result in significant price swings  within a single year. The Fund’s portfolio companies’ revenues, margins, and stock prices are directly correlated with memory pricing cycles. Even in an AI-driven demand environment, memory prices may decline if supply additions outpace demand growth. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

NAND Oversupply Risk (applicable to Corgi AI Memory Buildout 2x Daily ETF). The NAND flash market has historically been prone to oversupply, with multiple manufacturers aggressively adding capacity. While enterprise SSD demand is growing, the NAND market may experience periods of oversupply that depress pricing and margins across the industry, including for companies in the Fund’s portfolio. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Power Semiconductor and Electrical Infrastructure Industry Risk (applicable to Corgi AI Power & Grid Infrastructure 2x Daily ETF). The Fund concentrates its investments in companies operating in the power semiconductor and electrical infrastructure industry. This industry is experiencing unprecedented demand driven by AI data center construction, but faces significant structural constraints. Grid interconnection queues have grown significantly, and transformer lead times have extended substantially, creating bottlenecks that may limit the pace of data center buildout. The industry is capital-intensive, subject to long project cycles, and dependent on regulatory approvals and utility cooperation. Companies face risks from changing power architecture standards (including the transition to 800VDC distribution), competition between SiC and GaN technologies, and potential changes in energy policy or environmental regulations that could affect data center power requirements. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Grid Interconnection Queue Risk (applicable to Corgi AI Power & Grid Infrastructure 2x Daily ETF). Data center developers face grid interconnection queues that can extend several years. If interconnection delays persist or worsen, they may limit the total addressable market for the Fund’s portfolio companies by slowing the pace of new data center construction and power infrastructure deployment. Conversely, if queue processing accelerates, it could trigger a surge in demand that exceeds supply capacity for transformers, switchgear, and other long-lead-time equipment. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Transformer Lead Time and Supply Constraint Risk (applicable to Corgi AI Power & Grid Infrastructure 2x Daily ETF). Power and distribution transformers have extended lead times and global transformer manufacturing capacity is limited. The Fund’s portfolio companies that manufacture or depend on transformers may face constraints that limit their revenue growth or project completion timelines. Conversely, rapid capacity expansion by transformer manufacturers could lead to eventual oversupply.

800V Architecture Adoption Risk (applicable to Corgi AI Power & Grid Infrastructure 2x Daily ETF). The data center industry is in the early stages of transitioning from traditional AC power distribution to higher-voltage DC architectures (including 800VDC). The pace of this transition is uncertain, and the Fund’s portfolio companies that are positioned for the 800V architecture may face reduced demand if the transition is delayed or if alternative architectures are adopted. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Data Center Cooling and Thermal Management Industry Risk (applicable to Corgi AI Data Center Cooling 2x Daily ETF). The Fund concentrates its investments in companies operating in the data center cooling and thermal management industry. This industry is experiencing rapid growth as AI rack power densities continue to increase substantially, making traditional air cooling physically insufficient. However, the industry faces significant technology standard uncertainty, as the market has not yet converged on a dominant cooling architecture (direct liquid cooling, rear-door heat exchangers, or immersion cooling). The liquid cooling market is projected to grow significantly, but rapid growth may attract new entrants and intensify competition. Companies in this industry face risks from hyperscaler insourcing (large cloud providers developing proprietary cooling solutions), changing rack density requirements, and the possibility that alternative cooling technologies may emerge. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Technology Standard Uncertainty Risk (applicable to Corgi AI Data Center Cooling 2x Daily ETF). The data center cooling industry has not yet converged on a dominant cooling architecture for next-generation AI data centers. Direct liquid cooling (DLC), rear-door heat exchangers, and immersion cooling each have distinct advantages and limitations. The Fund’s portfolio companies may be concentrated in one or more cooling architectures that do not become the industry standard, which could result in lower-than-expected demand and revenue growth. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Hyperscaler Insourcing Risk (applicable to Corgi AI Data Center Cooling 2x Daily ETF). Hyperscale cloud providers  have the engineering capabilities and financial resources to develop proprietary cooling solutions in-house. If hyperscalers increasingly insource their cooling infrastructure rather than purchasing from third-party vendors, the addressable market for the Fund’s portfolio companies could be materially reduced. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Rapid Market Growth and New Entrant Risk (applicable to Corgi AI Data Center Cooling 2x Daily ETF). The data center liquid cooling market is projected to grow substantially. This rapid growth may attract significant new entrants, including established industrial cooling companies and well-funded startups, intensifying competition and potentially compressing margins for the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Custom Semiconductor Design and AI Silicon Industry Risk (applicable to Corgi Custom AI Silicon 2x Daily ETF). The Fund concentrates its investments in companies operating in the custom semiconductor design and AI silicon industry. This industry is characterized by long design cycles, high customer concentration (with a small number of hyperscale cloud providers accounting for the majority of custom AI ASIC demand), and significant competition from general-purpose GPU platforms. The custom AI ASIC market is highly concentrated. Custom ASIC companies are dependent on third-party foundries for manufacturing , and foundry capacity constraints may limit their ability to fulfill customer orders. The success of custom AI ASICs depends on hyperscalers’ continued willingness to invest in custom silicon rather than relying on commercially available GPUs. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

AI Networking and Signal Integrity Semiconductor Industry Risk (applicable to Corgi AI Networking & Signal Integrity 2x Daily ETF). The Fund concentrates its investments in companies operating in the AI networking and signal integrity semiconductor industry. This industry is characterized by rapid technological change, short product life cycles, and intense competition among interconnect standards. Companies in this industry face risks from standard wars, rapid generation transitions across interconnect and data rate standards, customer concentration in a small number of hyperscale data center operators and AI chip designers, and the risk that proprietary networking technology may reduce demand for open-standard networking solutions. The industry is also subject to pricing pressure as volumes scale and competitors enter the market. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Standards War Risk (applicable to Corgi AI Networking & Signal Integrity 2x Daily ETF). The AI networking market is characterized by competing interconnect standards and proprietary interconnect standards. The outcome of these standards wars will determine which networking silicon companies benefit from the AI buildout. If a standard in which the Fund’s portfolio companies have invested loses market share to a competing standard, those companies may experience materially reduced demand and revenue. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Electronic Connectors and Interconnect Industry Risk (applicable to Corgi AI Connectors & Interconnect 2x Daily ETF). The Fund concentrates its investments in companies operating in the electronic connectors and interconnect industry, with a focus on components used in AI servers and data center equipment. This industry is characterized by high engineering barriers to entry for next-generation high-speed connectors, but also faces commoditization pressure at lower data rates. Many leading connector companies are large, diversified conglomerates for which data center connectors represent only a portion of total revenue, making it challenging to identify companies that meet the 50% revenue threshold. The Fund’s investable universe may therefore be relatively small. Companies in this industry are subject to risks from customer concentration in a small number of hyperscale data center operators and server OEMs, pricing pressure from high-volume customers, and the risk that connector specifications may change with each new GPU platform generation. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Diversified Conglomerate Risk (applicable to Corgi AI Connectors & Interconnect 2x Daily ETF, Corgi AI Infrastructure Outliers 2x Daily ETF, Corgi Water Technology 2x Daily ETF). Many of the world’s largest connector companies are highly diversified, with data center and AI-related connectors representing only a portion of their total revenue. This makes it challenging for the Fund to construct a portfolio of companies that clearly meet the 50% revenue threshold. The Fund’s investable universe may be smaller and less liquid than broader thematic ETFs, potentially resulting in higher concentration risk and wider bid-ask spreads. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Commoditization Risk (applicable to Corgi AI Connectors & Interconnect 2x Daily ETF). While next-generation high-speed connectors require significant engineering investment, connectors at established data rates face commoditization pressure. As connector technologies mature and multiple suppliers qualify, pricing pressure may erode margins for the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Platform Transition Risk (applicable to Corgi AI Connectors & Interconnect 2x Daily ETF). Connector specifications are closely tied to GPU and server platform designs. Each new GPU generation  may require redesigned connectors, creating both opportunity and risk. Companies that fail to secure design wins on next-generation platforms may lose market share for the duration of that platform cycle. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

GPU Cloud and AI Compute Infrastructure Industry Risk (applicable to Corgi Neocloud 2x Daily ETF). The Fund concentrates its investments in companies operating in the emerging GPU cloud and AI compute infrastructure industry. This industry is characterized by extreme capital intensity (with individual companies deploying tens of billions of dollars in GPU infrastructure), dependence on GPU supply from  a small number of  chip vendors, competition from hyperscale cloud providers that may offer competing GPU cloud services, and the risk that many neocloud companies are pre-profit or early-stage with limited operating histories. The industry’s economics depend on sustained demand for AI compute at prices sufficient to cover the high fixed costs of GPU infrastructure. A decline in AI compute demand, an oversupply of GPU capacity, or a significant reduction in GPU cloud pricing could materially and adversely affect the revenues, profitability, and stock prices of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Hyperscaler Competition Risk (applicable to Corgi Neocloud 2x Daily ETF). Major hyperscale cloud providers each operate massive GPU cloud platforms and may compete directly with neocloud providers for AI compute customers. Hyperscalers have significantly greater financial resources, customer relationships, and GPU procurement scale. If hyperscalers aggressively price GPU cloud services or bundle AI compute with other cloud services, neocloud providers may face margin compression or customer losses. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Customer Concentration and Long-Term Contract Risk (applicable to Corgi Neocloud 2x Daily ETF). Several neocloud companies derive a substantial portion of their revenue from a small number of large customers, including hyperscalers and large AI companies. These relationships are often governed by long-term contracts. While long-term contracts provide revenue visibility, they also expose neocloud companies to the risk that a customer default, contract renegotiation, or non-renewal could materially affect revenue. Additionally, the long-term nature of these contracts means that neocloud companies bear the risk of GPU depreciation and technological obsolescence over the contract period. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Data Center Construction and MEP Services Industry Risk (applicable to Corgi Data Center Construction 2x Daily ETF). The Fund concentrates its investments in companies operating in the data center construction and MEP services industry. This industry is characterized by dependence on skilled labor availability (the single most binding constraint on data center capacity additions), project execution risk on mega-scale builds, margin pressure from rising labor and materials costs, and cyclicality tied to hyperscaler capital expenditure cycles. Companies in this industry are subject to risks from permitting delays, supply chain disruptions affecting construction materials and electrical equipment (particularly transformers and switchgear), and the geographic concentration of data center construction activity in a limited number of markets. The failure to complete projects on schedule can result in liquidated damages and reputational harm. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Skilled Labor Shortage Risk (applicable to Corgi Data Center Construction 2x Daily ETF). The data center construction industry faces a significant shortage of skilled electricians, mechanical tradespeople, and other specialized construction workers. This labor shortage is the rate-limiting factor in data center capacity additions and may constrain the growth of the Fund’s portfolio companies. Competition for skilled labor may also drive up wages, compress margins, and increase project costs and timelines. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Project Execution and Concentration Risk (applicable to Corgi Data Center Construction 2x Daily ETF). Data center construction projects are large, complex, and involve significant execution risk. Cost overruns, schedule delays, design defects, or safety incidents on a single large project can materially affect a contractor’s financial results and reputation. The Fund’s portfolio companies may have significant revenue concentration in a small number of large projects or customers. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Cyclicality and Backlog Risk (applicable to Corgi Data Center Construction 2x Daily ETF). Data center construction activity is closely tied to hyperscaler capital expenditure decisions. A reduction in hyperscaler capex could result in project deferrals or cancellations, reducing the backlog and revenue of the Fund’s portfolio companies. Companies with large fixed-cost bases may be particularly vulnerable to cyclical downturns. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Data Storage Industry Risk (applicable to Corgi AI Data Storage 2x Daily ETF). The Fund concentrates its investments in companies operating in the data storage industry. This industry is characterized by intense price competition, cyclical demand patterns tied to enterprise and hyperscaler capital expenditure cycles, rapid technological change (including transitions between storage media types and interface standards), and significant customer concentration. Flash memory pricing is highly volatile, with periods of oversupply leading to steep price declines that compress margins for SSD and storage array manufacturers. The HDD segment faces secular decline risk as SSDs capture an increasing share of enterprise storage, partially offset by growing demand for high-capacity drives in AI data lake applications. Competition from hyperscaler in-house storage solutions and storage-as-a-service commoditization may reduce demand for third-party storage systems. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Flash Pricing Cyclicality Risk (applicable to Corgi AI Data Storage 2x Daily ETF). NAND flash memory pricing is highly cyclical, driven by the balance between global NAND production capacity and demand. Periods of oversupply can lead to steep price declines that compress margins for SSD manufacturers and storage array companies that purchase NAND as a key input. Conversely, periods of shortage can increase costs for companies that do not manufacture their own NAND. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

HDD Secular Decline Risk (applicable to Corgi AI Data Storage 2x Daily ETF). Hard disk drives face long-term secular decline risk as solid-state storage captures an increasing share of enterprise and data center storage. While AI data lake demand has partially offset this trend by driving demand for high-capacity HDDs, there is no assurance that AI-related demand will fully compensate for the broader decline in HDD unit volumes. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Hyperscaler In-House Storage Risk (applicable to Corgi AI Data Storage 2x Daily ETF). Hyperscale cloud providers increasingly design and procure custom storage solutions, including custom-designed SSDs and storage software, reducing their dependence on third-party storage vendors. If this trend accelerates, the Fund’s portfolio companies that sell storage systems to hyperscalers may experience reduced demand. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Rare Earth Elements and Critical Minerals Industry Risk (applicable to Corgi Rare Earths & Critical Minerals 2x Daily ETF). The Fund concentrates its investments in companies operating in the rare earth elements and critical minerals industry. This industry is characterized by extreme geographic concentration of supply, significant price volatility driven by Chinese supply management and export controls, long mine development timelines, environmental and permitting challenges, and the risk that substitution or materials efficiency improvements may reduce demand for specific minerals. Chinese export restrictions on critical minerals, including gallium, germanium, and antimony, have demonstrated the geopolitical vulnerability of critical minerals supply chains. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

China Supply Dominance and Export Control Risk (applicable to Corgi Rare Earths & Critical Minerals 2x Daily ETF). China dominates the global supply of rare earth elements and several critical minerals, including gallium and germanium. Chinese export controls, production quotas, or trade policy changes could significantly restrict the global supply of these materials, causing price spikes and supply disruptions that may affect both the Fund’s portfolio companies and the broader semiconductor and AI infrastructure supply chains. Conversely, if China increases supply to depress prices, non-Chinese producers (in which the Fund may invest) could face margin compression and financial distress. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Long Development Timeline Risk (applicable to Corgi Rare Earths & Critical Minerals 2x Daily ETF). New rare earth and critical minerals mining projects typically require lengthy periods from discovery to commercial production, including extensive environmental review, permitting, and construction. Companies developing new mines face significant execution risk, capital requirements, and the possibility that the project may not reach production. The Fund’s portfolio may include companies in the development or pre-production stage that have limited or no revenue from mining operations. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Price Volatility Risk (applicable to Corgi Rare Earths & Critical Minerals 2x Daily ETF). Rare earth and critical mineral prices are highly volatile, influenced by Chinese production and export policies, global demand fluctuations, speculative activity, and strategic stockpiling by governments. Price declines can render mining operations uneconomic, while price spikes may accelerate substitution efforts by end users. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Specialty Industrial Gases, Ultra-Pure Materials, and Advanced Ceramics Industry Risk (applicable to Corgi AI Infrastructure Outliers 2x Daily ETF). The Fund concentrates its investments in companies operating across a diverse set of niche industries that provide critical inputs to semiconductor manufacturing and AI data center operations. These industries are characterized by high barriers to entry (due to extreme purity requirements and long qualification cycles), concentrated market structures, and structurally constrained supply for certain materials (particularly helium, neon, and specialty ceramics). However, many leading companies in these industries are large, diversified conglomerates for which semiconductor- and data center-related products represent only a portion of total revenue, making it challenging to identify companies that meet the 50% revenue threshold. The Fund’s investable universe may therefore be relatively small. Companies in these industries are subject to risks from commodity price volatility, supply disruptions at concentrated production facilities, environmental regulations, and the potential for substitution or efficiency improvements that reduce per-unit material consumption. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Supply Concentration and Disruption Risk (applicable to Corgi AI Infrastructure Outliers 2x Daily ETF). Production of several critical materials is concentrated in a small number of facilities or countries. Production of these materials is geographically concentrated, and disruptions at key supply nodes, whether from geopolitical events, natural disasters, labor disputes, or facility accidents, could cause significant price spikes and supply shortages. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Substitution and Efficiency Risk (applicable to Corgi AI Infrastructure Outliers 2x Daily ETF). Semiconductor manufacturers and data center operators continuously seek to reduce per-unit consumption of expensive or scarce materials through process optimization, materials substitution, and recycling. For example, efforts to reduce helium consumption in semiconductor fabs through recycling systems, or to develop alternative lithography gases, could reduce demand for the materials produced by the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Robotics Components Industry Risk (applicable to Corgi Robotics Enablers 2x Daily ETF). The Fund concentrates its investments in companies operating in the robotics components industry. This industry is characterized by long customer qualification cycles, dependence on the pace of factory automation capital expenditure, significant geographic concentration in Japan and Europe, and cyclicality tied to global industrial production. The precision robot reducer market is highly concentrated, creating both pricing power for incumbents and incentives for customers to qualify alternative suppliers. Companies in this industry face risks from slower-than-expected adoption of humanoid and collaborative robotics, competition from vertically integrated robot manufacturers developing in-house components, and shifts in end-market demand (e.g., a slowdown in factory automation or automotive production). Changes in trade policy, particularly between Japan and China, could materially affect demand for robotic components. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Humanoid Robotics Timeline Risk (applicable to Corgi Robotics Enablers 2x Daily ETF). A significant portion of the growth thesis for robotic components depends on the development and commercial deployment of humanoid robots. If humanoid deployment timelines extend significantly beyond current market expectations, or if humanoid robot designs evolve to use non-traditional component architectures (e.g., direct-drive motors instead of geared reducers, or proprietary actuators instead of off-the-shelf components), demand for precision components may grow more slowly than anticipated. The Fund’s portfolio companies may experience reduced growth rates and lower valuations if the humanoid robotics timeline disappointments lead to a broader re-rating of the robotics component sector. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Sensor and Perception Technology Risk (applicable to Corgi Sensing & Perception 2x Daily ETF). The Fund concentrates its investments in companies operating in the sensor and perception technology industry. This industry is characterized by rapid technological change (including modality shifts such as the ongoing debate between LiDAR-based and camera-only perception systems), dependence on the pace of autonomous vehicle and ADAS adoption, The sensor market encompasses multiple modalities (optical, radar, LiDAR, MEMS, magnetic), and a decisive industry shift toward one modality could adversely affect companies focused on alternative modalities. Companies in this industry are subject to pricing pressure from large automotive and consumer electronics customers, rapid product obsolescence, and the risk that end-market adoption of advanced sensing (particularly in autonomous vehicles) proceeds more slowly than anticipated. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

LiDAR/Frontier Sleeve Risk (applicable to Corgi Sensing & Perception 2x Daily ETF). The Fund may allocate up to 20% of its net assets to early-stage LiDAR and MEMS pure-play companies in its frontier sleeve. The frontier sleeve carries materially higher risk of total loss than the Fund’s established sensors sleeve. Early-stage LiDAR companies are highly capital-intensive, may not generate positive cash flow for years (if ever), and face existential risk from the camera-only autonomous driving approach. The Fund’s frontier sleeve is designed to provide optionality exposure, but investors should be aware that the entire frontier allocation could experience significant or total loss. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Autonomous Vehicle Timeline Risk (applicable to Corgi Sensing & Perception 2x Daily ETF). A significant portion of demand growth for advanced sensors (LiDAR, radar, high-resolution image sensors) depends on the pace of autonomous vehicle deployment. Regulatory delays, technical challenges, liability uncertainty, or a shift in consumer and fleet-operator preferences could slow autonomous vehicle deployment and reduce demand for the advanced sensing hardware in which the Fund invests. The Level 4/5 autonomous driving timeline has repeatedly been extended by industry participants, and further delays would adversely affect the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Modality Risk (applicable to Corgi Sensing & Perception 2x Daily ETF). The perception industry faces an ongoing debate about optimal sensor modalities for autonomous systems. Camera-only approaches compete against sensor-fusion approaches that combine cameras with LiDAR and radar. A decisive industry shift toward one modality (e.g., camera-only autonomous driving gaining dominance) could adversely affect companies focused on alternative modalities such as LiDAR. Conversely, a shift toward LiDAR-centric approaches could disadvantage camera-focused companies. The Fund’s diversification across modalities mitigates but does not eliminate this risk. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Grid and Electrification Industry Risk (applicable to Corgi Grid & Electrification 2x Daily ETF). The Fund concentrates its investments in companies operating in the electrical grid hardware and infrastructure industry. This industry is subject to a multi-year capital expenditure cycle dependent on utility spending, regulatory approvals, and government policy (including the U.S. Inflation Reduction Act and the EU Green Deal). Extended transformer lead times create near-term revenue visibility but also mean capacity additions are slow. The supply chain for grain-oriented electrical steel (GOES) and copper is constrained, creating input cost risk. Permitting delays for transmission lines can extend project timelines by years. Companies in this industry face risks from changes in energy policy (including IRA repeal risk), tariff impacts on imported equipment, interest rate sensitivity (as utility capital expenditure is often financed with long-term debt), and the potential for cyclical downturns if the current electrification super-cycle moderates. Demand for grid and electrification equipment is concentrated among a small number of large buyers, and the Fund's portfolio companies may be disproportionately affected by changes in the capital expenditure plans of these buyers. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Utility Regulatory Risk (applicable to Corgi Grid & Electrification 2x Daily ETF). A significant portion of grid infrastructure spending is subject to regulatory approval from state and federal utility commissions (in the United States) and equivalent regulatory bodies in other jurisdictions. Changes in allowed rates of return, permitting requirements, interconnection queue management, or regulatory frameworks could slow or reduce infrastructure investment. Federal policy risk is elevated: potential repeal or modification of the Inflation Reduction Act could reduce incentives for grid modernization and renewable energy interconnection, adversely affecting demand for the Fund’s portfolio companies’ products and services. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Commodity Input Risk (applicable to Corgi Grid & Electrification 2x Daily ETF). Grid equipment manufacturers are exposed to commodity price volatility for key inputs including copper, aluminum, grain-oriented electrical steel (GOES), and transformer oil. Grain-oriented electrical steel is a specialty material with limited global production capacity, and supply constraints have been a contributing factor in extended transformer lead times. Sharp increases in input costs may compress margins if manufacturers cannot pass through price increases to utility customers, particularly for contracts with fixed pricing. Conversely, a sharp decline in commodity prices could signal weakening end-market demand. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor Foundry and Capex Cycle Risk (applicable to Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF). The Fund concentrates its investments in companies whose revenues are directly tied to the semiconductor capital expenditure cycle. The semiconductor industry is highly cyclical, and capital expenditure by foundries and IDMs has historically experienced significant boom-and-bust cycles. During capex up-cycles, equipment and materials companies experience strong demand, pricing power, and margin expansion; during down-cycles, order cancellations, inventory destocking, and price compression can lead to sharp revenue and earnings declines. The current capex cycle, in which multiple major foundries are expanding simultaneously, represents an unusually strong up-cycle. However, there is no guarantee that this cycle will persist. A reduction in end-market demand for semiconductors, a slowdown in AI-related capital expenditure, a decision by one or more major foundries to reduce or delay expansion plans, or a macroeconomic recession could trigger a capex down-cycle that would adversely affect substantially all of the Fund’s portfolio companies simultaneously. The Fund’s performance is also dependent on the continued competitive dynamics among the major foundries; if one foundry achieves decisive competitive dominance and the others curtail expansion, the intensity of the capex cycle could diminish. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Foundry Competition and Prisoner’s Dilemma Risk (applicable to Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF). The Fund’s thesis depends in part on the competitive dynamics among the major foundries, in which each foundry is incentivized to invest aggressively in capacity regardless of the others' actions. If this competitive dynamic changes, for example, if a major foundry exits or significantly scales back its ambitions, or if geopolitical events reduce competitive pressure, the intensity of the capex cycle could diminish, reducing demand for equipment, construction, and materials. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Fab Construction Execution Risk (applicable to Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF). Leading-edge semiconductor fabs are among the most complex construction projects in the world, requiring significant capital investment and multi-year construction timelines. Construction delays, cost overruns, labor shortages, supply chain disruptions for specialty construction materials, and permitting challenges can delay fab completion and, consequently, delay equipment installation and consumable ramp. The Fund’s portfolio companies may experience revenue timing uncertainty as a result of construction-related delays. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor Design Tools and IP Industry Risk (applicable to Corgi Semiconductor Design & IP 2x Daily ETF). The Fund concentrates its investments in companies that develop electronic design automation software, semiconductor intellectual property, and related design infrastructure. This industry is characterized by concentrated market structure, high barriers to entry (deep foundry certification pipelines, decades of accumulated design rule knowledge, and significant R&D investment requirements), and long customer relationships (EDA contracts are typically multi-year). While these characteristics generally benefit incumbents, the Fund faces risks including: potential disruption from AI-driven design automation tools that could commoditize certain EDA functions; customer consolidation (as semiconductor companies merge, the number of potential EDA customers decreases); dependence on continued semiconductor design complexity growth (if chip design becomes simpler due to architectural changes, demand for design tools could moderate); and the risk that open-source EDA alternatives (such as OpenROAD) or emerging competitors could erode market share. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Disruption Risk (applicable to Corgi Semiconductor Design & IP 2x Daily ETF). The EDA industry is highly concentrated, providing significant pricing power and competitive moats for incumbent companies. However, this concentration also means the Fund is exposed to regulatory risk (antitrust scrutiny, particularly following large-scale acquisitions), the risk of AI-driven disruption (large language models and generative AI could automate portions of the chip design workflow currently performed by EDA tools), and the risk that open-source EDA initiatives could commoditize certain tool categories. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Customer Concentration and Geopolitical Risk (applicable to Corgi Semiconductor Design & IP 2x Daily ETF). EDA companies derive a significant portion of revenue from a small number of large semiconductor companies, many of which are based in China, which represents a significant share of EDA industry revenue. U.S. export controls restricting the sale of advanced EDA tools to Chinese entities have already reduced the addressable market for EDA companies, and further escalation of export controls could materially affect revenue. Additionally, EDA companies are exposed to the risk that Chinese semiconductor companies develop or adopt domestic EDA alternatives to reduce dependence on U.S. tools. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Co-Packaged Optics and Optical Interconnect Industry Risk (applicable to Corgi Co-Packaged Optics 2x Daily ETF). The Fund concentrates its investments in companies operating in the co-packaged optics and optical interconnect industry. CPO is an emerging technology not yet in volume production. The Fund’s investment thesis depends on the assumption that CPO becomes the standard optical interconnect architecture for next-generation AI clusters, which is not guaranteed. The CPO inflection point is timing-dependent, and the adoption timeline remains uncertain. Pluggable transceivers at higher data rates may improve enough to delay or reduce the need for CPO. The investable universe of companies with significant CPO revenue exposure is currently small, creating concentration risk. Companies in this industry are subject to rapid technological change, intense competition, long design-win cycles, and dependence on a small number of hyperscale data center customers for demand. The failure or delay of CPO deployment at one or more major hyperscalers could materially affect the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Laser Source Chokepoint Risk (applicable to Corgi Co-Packaged Optics 2x Daily ETF). Continuous-wave (CW) lasers for CPO are manufactured by very few companies globally. These lasers must meet exacting specifications for wavelength stability, output power, and reliability at the elevated temperatures found inside switch and GPU packages. Supply constraints in CW lasers could limit the pace of CPO deployment across the industry. Conversely, the small number of qualified CW laser suppliers may benefit from pricing power and allocation priority. If alternative laser technologies emerge or if CPO architectures evolve to reduce laser requirements, existing laser suppliers’ competitive positions could be adversely affected. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Technology Standard Risk (applicable to Corgi Co-Packaged Optics 2x Daily ETF). Multiple CPO architectures are currently being developed by different industry participants, including on-package, near-package, and in-package configurations. The industry may not converge on a single CPO standard, which could fragment demand across multiple incompatible implementations. Companies that invest heavily in one architectural approach may find that the market adopts a different standard, rendering their technology less competitive. The lack of industry-wide standardization may also slow adoption by creating uncertainty for hyperscale customers evaluating CPO solutions. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Asian AI and Semiconductor Supply Chain Risk (applicable to Corgi Asia AI Supply Chain 2x Daily ETF). The Fund concentrates its investments in Asian companies operating across the AI and semiconductor supply chain. The Asian semiconductor ecosystem is deeply interconnected, disruption in one country (e.g., a Taiwan earthquake affecting a major foundry can cascade across the entire regional supply chain. The Fund is subject to risks specific to each major Asian market, including: Japan (yen volatility, aging demographics, BOJ monetary policy, cross-shareholding structures); South Korea (North Korea military tensions, chaebol governance, won volatility); Taiwan (China-Taiwan military tensions, earthquake risk, extreme concentration of leading-edge foundry capacity); and China (U.S. export controls, government intervention, VIE structure risk, capital controls, regulatory unpredictability). The Fund may invest in securities that trade only on local Asian exchanges and are not available as ADRs, which involves additional settlement, custody, and liquidity risks. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

China Regulatory and Export Control Risk (applicable to Corgi Asia AI Supply Chain 2x Daily ETF, Corgi Ex-US AI Enablers 2x Daily ETF). The Fund may invest in companies domiciled in or primarily operating in China, including companies listed on the Hong Kong Stock Exchange and companies accessible through the Shanghai-Shenzhen Stock Connect program. Chinese companies are subject to a unique and evolving set of risks, including: (a) U.S. export controls that restrict the sale of advanced semiconductor equipment and technology to Chinese entities, which may limit the growth prospects and competitiveness of Chinese semiconductor companies; (b) China’s own export controls on critical materials such as gallium, germanium, and antimony, which may be expanded or tightened at any time; (c) variable interest entity (“VIE”) structures used by some Chinese companies, which may not provide the same legal protections as direct equity ownership; (d) the risk of delisting of Chinese companies from U.S. exchanges under the Holding Foreign Companies Accountable Act (“HFCAA”) or similar legislation; (e) capital controls that may restrict the Fund’s ability to repatriate invested capital; and (f) the risk of government intervention, including forced technology transfers, data localization requirements, and unpredictable regulatory actions. The regulatory environment in China is subject to rapid and unpredictable change, and actions by the Chinese government may adversely affect the value, liquidity, or accessibility of Chinese investments held by the Fund. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

China A-Share and Stock Connect Risk (applicable to Corgi Asia AI Supply Chain 2x Daily ETF, Corgi Ex-US AI Enablers 2x Daily ETF). The Fund may invest in China A-shares through the Shanghai-Shenzhen Stock Connect program (“Stock Connect”). Stock Connect is a relatively new trading mechanism subject to evolving regulations and operational risks. Investments through Stock Connect are subject to daily quota limitations, trading suspensions, settlement risk, and the risk that the program may be suspended or terminated by Chinese or Hong Kong authorities. The Fund’s ownership of A-shares through Stock Connect is held through the Hong Kong Central Clearing and Settlement System (“CCASS”) as nominee, and the Fund’s beneficial ownership rights may not be fully enforceable under PRC law. Currency conversion between RMB and other currencies is subject to exchange controls and may be delayed or restricted. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Global Ex-US AI Infrastructure Risk (applicable to Corgi Ex-US AI Enablers 2x Daily ETF). The Fund invests exclusively in non-U.S. companies across the AI and semiconductor supply chain. The Fund is exposed to risks across multiple regions simultaneously, including geopolitical tensions, currency fluctuations across multiple currencies, varying regulatory regimes, and different corporate governance standards. Unlike U.S.-listed semiconductor ETFs that hold ADRs of select foreign companies, this Fund invests directly in securities on foreign exchanges, which involves additional settlement, custody, market hours, and liquidity risks. The Fund’s diversification across multiple countries and regions provides some insulation against single-country risks, but a broad global trade war or recession affecting all non-U.S. markets simultaneously would adversely affect substantially all portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Multi-Currency Risk (applicable to Corgi Ex-US AI Enablers 2x Daily ETF). The Fund may hold securities denominated in multiple foreign currencies. Currency movements can significantly amplify or dampen returns independent of underlying equity performance. A Fund holding that appreciates in local currency terms may generate a negative return in U.S. dollar terms if the local currency depreciates against the U.S. dollar by a greater amount. The Fund is not required to hedge its currency exposure. As a result, the Fund's returns may reflect both the performance of the underlying equities and the effect of movements in foreign currencies against the U.S. dollar. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Foreign Market Access and Settlement Risk (applicable to Corgi Ex-US AI Enablers 2x Daily ETF). The Fund invests on exchanges across Asia and Europe with different trading hours, settlement conventions (T+1, T+2, T+3 depending on market), custody arrangements, and holiday schedules. Some markets may restrict foreign ownership, impose capital controls, or have less developed market infrastructure. Settlement failures, custody disruptions, or trading suspensions on any of these exchanges could prevent the Fund from executing trades, repatriating capital, or accurately valuing its holdings. The Fund’s NAV calculation may be affected by the fact that certain foreign exchanges may be closed on days when the Fund calculates its NAV, meaning that the most recent closing prices on those exchanges may not reflect current market conditions. The Fund and its custodian must maintain relationships with sub-custodians in each jurisdiction, and the failure or insolvency of a sub-custodian could result in the loss of Fund assets. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Memory Companies Risk (applicable to Corgi Memory 2x Daily ETF). The Fund invests in Memory Companies, which are companies that derive at least 50% of their revenues or profits from the development or manufacturing of semiconductor memory products, including HBM, DRAM, NAND flash, NOR flash, HDDs, and specialty and embedded memory. Memory Companies are subject to a number of significant risks, including: the semiconductor memory industry is highly cyclical, with periods of oversupply that can lead to sharp declines in memory product pricing and profitability; HBM and advanced DRAM technologies involve complex manufacturing processes, including high-bandwidth memory stacking using through-silicon vias (TSVs) and advanced packaging, which are subject to yield and integration challenges; supply chain disruptions, including shortages of raw materials, substrates, advanced packaging capacity, and manufacturing equipment, may limit production and increase costs; memory product pricing is highly volatile and influenced by supply-demand dynamics, inventory cycles, and the capital expenditure decisions of a small number of large customers (including hyperscale data center operators and consumer electronics manufacturers); U.S. and foreign government export controls, tariffs, and trade restrictions may limit the ability of Memory Companies to sell products in certain markets or access critical manufacturing equipment and technology; intellectual property risks, including the cost of defending and enforcing patents in a highly litigious industry, may materially affect profitability; and rapid technological change may render existing memory technologies obsolete. The semiconductor memory industry is highly concentrated, and competitive dynamics among the leading producers can result in aggressive pricing, margin compression, and periods of industry-wide losses. An investment in the Fund may be more volatile than an investment in a diversified fund. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor Companies Risk (applicable to Corgi Memory 2x Daily ETF). The Fund invests in companies in the semiconductor industry, which is characterized by rapid technological change, short product life cycles, intense competition, significant research and development costs, and cyclical market patterns. Semiconductor companies may face risks including: rapid obsolescence of products and technologies; significant capital expenditure requirements for fabrication facilities; dependence on a limited number of customers; sensitivity to changes in demand from end-market applications (such as data centers, smartphones, personal computers, and automotive); vulnerability to global supply chain disruptions; changes in government regulation, including export controls, tariffs, and subsidies; and the risk that products may fail to achieve market acceptance. The semiconductor industry has historically experienced significant downturns, often in connection with, or in anticipation of, declines in general economic conditions. During such downturns, there can be decreases in demand, excess inventory, and accelerated erosion of average selling prices, any of which could materially adversely affect the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Line of Business Risk (applicable to Corgi Memory 2x Daily ETF). Some of the companies in the Fund’s portfolio may derive a portion of their revenues or profits from business lines other than the development or manufacturing of semiconductor memory products. These non-memory business lines may be subject to different competitive dynamics, regulatory environments, and market conditions than the memory business, and poor performance in these non-memory segments could adversely affect the overall financial performance and stock price of the portfolio company, even if the company’s memory business performs well. Conversely, a company’s eligibility for inclusion in the Fund’s portfolio is based on the Adviser’s determination that at least 50% of the company’s revenues or profits are attributable to memory products; if a company’s non-memory revenue grows relative to its memory revenue, the company may no longer qualify as a Memory Company, which could require the Fund to sell the position at a potentially inopportune time. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Asia Risk (applicable to Corgi Memory 2x Daily ETF). The Fund may invest a significant portion of its assets in companies domiciled in or primarily operating in Asia, particularly South Korea, Taiwan, and Japan, which together account for a substantial majority of global semiconductor memory manufacturing capacity. Investments in Asian companies are subject to risks including: political instability, including tensions on the Korean Peninsula and the risk of military conflict between North Korea and South Korea; the risk of military conflict or escalation of tensions involving Taiwan and China; government intervention in the economy, including directed lending, subsidies, state ownership or influence over key industries, and currency manipulation; trade tensions between the United States and Asian countries, including tariffs, export controls, and restrictions on technology transfers; natural disasters, including earthquakes, typhoons, and flooding, which may disrupt manufacturing facilities; differences in legal, regulatory, and accounting standards; and currency fluctuations. South Korea and Taiwan are classified as emerging markets by some index providers, and investments in these countries may involve additional risks associated with emerging market countries. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Concentration and Single Issuer Risk (applicable to Corgi Munificent 7 2x Daily ETF). The Underlying ETF concentrates its investments in the Munificent Seven Companies (which are concentrated in the oil and gas industry) and holds a large percentage of its assets in a small number of issuers, including at times a significant position in a single issuer. As a result of this issuer-level concentration, the Underlying ETF's performance may be materially affected by adverse developments affecting any Munificent Seven Company, including earnings disappointments, production shortfalls, regulatory actions, litigation, environmental incidents, reputational events, or changes in competitive position. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Oil and Gas Industry Risk (applicable to Corgi Munificent 7 2x Daily ETF). The Munificent Seven Companies derive substantially all of their revenues from the exploration, production, refining, transportation, and marketing of crude oil, natural gas, LNG, and related products. The prices of crude oil and natural gas are highly volatile and are affected by numerous factors beyond the control of any single company, including global supply and demand dynamics, OPEC+ production decisions, geopolitical events, sanctions and trade policy, weather events, technological change (including the energy transition to renewables and electric vehicles), government regulation of drilling and emissions, changes in tax policy, and the availability and cost of capital. Sustained periods of low commodity prices could materially reduce the revenues, cash flows, and profitability of the Munificent Seven Companies and could result in significant declines in the market value of their securities. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Energy Transition and Climate-Related Risk (applicable to Corgi Munificent 7 2x Daily ETF). The Munificent Seven Companies face significant risks from the global energy transition away from hydrocarbons toward renewable energy sources and electrified transportation. Policy initiatives, carbon pricing mechanisms, emissions regulations, fuel-efficiency standards, restrictions on internal-combustion vehicles, methane regulations, and shareholder, lender, or insurer pressure related to climate change may reduce demand for oil and natural gas, impair the economic value of reserves, force write-downs of long-lived assets, or restrict the ability of the Munificent Seven Companies to develop new projects. Litigation, regulatory enforcement, or activist campaigns related to greenhouse gas emissions or climate change disclosure may result in significant fines, settlements, or remediation costs. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Geopolitical, Sanctions, and Trade Policy Risk (applicable to Corgi Munificent 7 2x Daily ETF). The Munificent Seven Companies have global operations that are exposed to political instability, armed conflict, sanctions regimes, expropriation, and abrupt changes in tax, royalty, or fiscal terms in producing jurisdictions. Sanctions or export restrictions imposed on major producing nations may disrupt supply, alter trade flows, and create volatility in commodity prices. Restrictions on access to particular markets, mandatory divestitures from sanctioned jurisdictions, or counterparty restrictions can result in asset write-downs, stranded investments, or other losses. The imposition or expansion of tariffs and trade measures on oil, natural gas, refined products, or related equipment may also materially affect revenues and margins. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Foreign Securities and Currency Risk (applicable to Corgi Munificent 7 2x Daily ETF). Several of the Munificent Seven Companies (including Shell plc, TotalEnergies SE, BP p.l.c., and Equinor ASA) are domiciled outside the United States and have a majority of their operations and reporting denominated in non-U.S. currencies. The Underlying ETF's exposure to these issuers, whether through ordinary shares, American Depositary Receipts (“ADRs”), or derivatives, is subject to risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting and disclosure standards, less stringent regulatory requirements, less liquid trading markets, and limitations on foreign ownership. Changes in the exchange rate between the U.S. dollar and the British pound, the euro, or the Norwegian krone may adversely affect the value of the Underlying ETF's holdings even when the underlying business performance is unchanged. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Commodity Price Volatility and Inventory Risk (applicable to Corgi Munificent 7 2x Daily ETF). The earnings of the Munificent Seven Companies are highly sensitive to short-term and longer-term swings in crude oil and natural gas prices and to the relationship between benchmark crude prices (such as Brent and WTI) and the realized prices for the specific grades these companies produce. Sharp declines in commodity prices, narrowing of price differentials, or sudden inventory builds (whether due to demand shocks, OPEC+ policy shifts, weather-driven disruptions, or storage constraints) may cause material declines in revenues, cash flows, capital programs, and the market value of the Underlying ETF's holdings. Hedging programs operated by the Munificent Seven Companies may only partially offset these effects and may themselves create earnings volatility. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Environmental, Litigation, and Operational Incident Risk (applicable to Corgi Munificent 7 2x Daily ETF). The Munificent Seven Companies operate large-scale exploration, production, refining, midstream, and shipping assets that are exposed to risks of well blowouts, oil spills, refinery fires and explosions, pipeline ruptures, tanker incidents, and other operational failures. A significant incident may result in loss of life, environmental damage, production curtailment, large regulatory fines, civil and criminal litigation, multi-year remediation costs, increased insurance and capital costs, and severe reputational harm. Climate-related litigation, including suits seeking damages from producers for the alleged effects of past emissions, may also result in substantial losses. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Capital Allocation and Dividend Sustainability Risk (applicable to Corgi Munificent 7 2x Daily ETF). Investor sentiment for integrated oil and gas majors is closely tied to capital discipline, returns of capital (dividends and share buybacks), and reserves replacement. If one or more Munificent Seven Companies underinvests in upstream development, overspends through poorly timed acquisitions or large transition-related projects, reduces or suspends its dividend, scales back or cancels buybacks, or fails to maintain reserves replacement at competitive levels, the market value of its securities may decline materially. Because dividends and buybacks are a meaningful component of expected total return for these issuers, changes in capital-return policy may have an outsized impact on valuation. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Diversification Requirement and Subchapter M Structuring Risk (applicable to Corgi Munificent 7 2x Daily ETF). Because the Underlying ETF invests in only seven issuers and must comply with the diversification requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code, the Underlying ETF obtains a portion of its exposure to each Munificent Seven Company through total return swap agreements rather than solely through direct equity holdings. If a swap counterparty defaults, terminates a swap, or restricts the Underlying ETF's ability to scale or roll positions, or if the Underlying ETF is otherwise unable to maintain the intended split between cash equity and swap exposures, the Underlying ETF may be unable to achieve its target market capitalization-weighted exposure to one or more Munificent Seven Companies and may incur tracking error, taxable distributions, or losses. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Refining Margin and Downstream Risk (applicable to Corgi Munificent 7 2x Daily ETF). Several of the Munificent Seven Companies operate large refining, petrochemical, and marketing businesses whose earnings are driven by the spread between crude oil input costs and refined product sale prices (refining margins or “crack spreads”). Refining margins can be highly volatile and may compress quickly when crude prices rise faster than product prices, when refined product demand softens, when unplanned downtime occurs at key facilities, or when new refining capacity comes online in competing regions. Petrochemical margins are similarly cyclical and may be affected by global feedstock economics and competing additions of capacity in the Middle East and Asia. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

LNG and Natural Gas Market Risk (applicable to Corgi Munificent 7 2x Daily ETF). Several of the Munificent Seven Companies have made and continue to make large investments in liquefied natural gas (“LNG”) production, shipping, and regasification, and in long-cycle natural gas projects. The economics of these investments depend on long-term natural gas and LNG price levels, the pace of LNG capacity additions globally, contract structures with offtakers, regulatory permitting (including export permits), competing low-carbon energy sources, and weather-driven swings in seasonal demand. Material delays, cost overruns, or sustained weakness in spot or contracted LNG prices may impair returns on these projects and the broader portfolios of the Munificent Seven Companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Edge AI Semiconductor Industry Risk (applicable to Corgi Edge AI Chip 2x Daily ETF). The Fund concentrates its investments in companies operating in the edge AI semiconductor industry. This industry is characterized by rapid technological change, short product design cycles, intense competition, and dependence on consumer electronics and automotive end markets. Edge AI chips must operate under severe power and thermal constraints that differ fundamentally from data center AI processors. Companies in this industry face risks from slower-than-expected adoption of on-device AI features, competition from general-purpose mobile processors that incorporate AI capabilities as a standard feature, and the risk that cloud-based AI inference may remain more cost-effective than on-device inference for many applications. The industry is also subject to rapid commoditization as AI inference capabilities become standard in all mobile and embedded processors. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Smartphone and Consumer Electronics Dependency Risk (applicable to Corgi Edge AI Chip 2x Daily ETF). A significant portion of edge AI chip demand is driven by the smartphone market, which is mature and subject to cyclical replacement cycles. If smartphone unit growth slows, if consumers do not perceive on-device AI features as compelling reasons to upgrade, or if device manufacturers reduce the premium they pay for AI-capable chips, the Fund’s portfolio companies may experience reduced demand and margin compression. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Autonomous Vehicle and Robotics Timeline Risk (applicable to Corgi Edge AI Chip 2x Daily ETF). A portion of the Fund’s thesis depends on the growth of autonomous vehicles and robotics as end markets for edge AI chips. The timelines for widespread autonomous vehicle deployment remain uncertain, and regulatory, technological, and consumer acceptance barriers may delay adoption. If these end markets grow more slowly than anticipated, edge AI chip companies dependent on automotive and robotics revenue may underperform. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Water Technology and Infrastructure Industry Risk (applicable to Corgi Water Technology 2x Daily ETF). The Fund concentrates its investments in companies operating in the water technology and infrastructure industry. This industry is subject to significant regulatory and political risk, as water treatment standards, infrastructure spending, and environmental regulations vary by jurisdiction and are subject to change. Demand for water infrastructure products and services is heavily dependent on municipal and government budgets, which are cyclical and subject to political priorities. The industry faces risks from aging infrastructure that may require capital investments exceeding available public funding, competition from low-cost providers, and the long project cycles typical of infrastructure contracts. Changes in environmental regulations, including the tightening or relaxation of drinking water standards, PFAS limits, or wastewater discharge requirements, could materially affect demand for the Fund’s portfolio companies’ products and services. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Municipal and Government Budget Dependency Risk (applicable to Corgi Water Technology 2x Daily ETF). A significant portion of water infrastructure spending is funded by municipal governments, state agencies, and federal programs. Reductions in government infrastructure budgets, delays in appropriations, changes in grant programs, or shifts in political priorities away from water infrastructure could reduce demand for the Fund’s portfolio companies’ products and services. Water infrastructure projects typically involve long procurement cycles, and budget constraints may lead to project deferrals or cancellations. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

PFAS and Emerging Contaminant Remediation Risk (applicable to Corgi Water Technology 2x Daily ETF). The Fund may invest in companies that derive revenue from PFAS (per- and polyfluoroalkyl substances) and other emerging contaminant remediation. The regulatory framework for PFAS remediation is evolving, and the scope, timing, and stringency of PFAS cleanup requirements remain uncertain. If regulations are weakened, delayed, or implemented more slowly than anticipated, demand for PFAS remediation technologies may be lower than expected. Conversely, if regulations are implemented faster than the industry can scale remediation capacity, the Fund’s portfolio companies may face execution challenges. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Water Scarcity and Climate Risk (applicable to Corgi Water Technology 2x Daily ETF). The Fund’s thesis is partly driven by increasing global water scarcity and the need for water treatment, recycling, and desalination. While water scarcity is a long-term secular trend, short-term demand for water technology products may fluctuate based on drought conditions, precipitation patterns, and seasonal factors. Climate change may create both opportunities (increased demand for water treatment and recycling) and risks (supply chain disruptions from extreme weather events). Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor Process Materials Industry Risk (applicable to Corgi Semiconductor Process Materials 2x Daily ETF). The Fund concentrates its investments in companies that manufacture and supply process-critical chemicals, gases, and materials for semiconductor fabrication. This industry is characterized by extremely high purity requirements (often parts-per-trillion), long customer qualification cycles, concentrated market structures, and significant sensitivity to semiconductor manufacturing volumes. Companies in this industry face risks from fluctuations in semiconductor fabrication capacity utilization, as reduced fab utilization directly translates to reduced consumption of process materials. The industry is also subject to stringent environmental and safety regulations governing the production, transportation, and disposal of hazardous chemicals and gases, which may increase compliance costs or limit production capacity. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Qualification Cycle and Sole-Source Risk (applicable to Corgi Semiconductor Process Materials 2x Daily ETF). Semiconductor process materials must undergo rigorous qualification by chip manufacturers before they can be used in production. Qualification cycles typically take 12 to 24 months, creating significant barriers to both entry and switching. Many process materials are supplied by one or very few qualified vendors, meaning fabs rely on one or two qualified suppliers for critical chemicals or gases. While this concentration benefits incumbent suppliers through pricing power and customer lock-in, it also means that loss of a key qualification, contamination events, or manufacturing disruptions could result in rapid and permanent loss of market share. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Advanced Ceramics Technology Risk (applicable to Corgi Semiconductor Process Materials 2x Daily ETF). The Fund may invest in companies that manufacture advanced technical ceramics (including alumina, silicon carbide, aluminum nitride, and yttria ceramics) used in semiconductor processing equipment such as electrostatic chucks, ceramic heaters, focus rings, and chamber components. These ceramic components must withstand extreme temperatures, corrosive chemical environments, and precise dimensional tolerances. Ceramics manufacturing involves complex sintering processes with variable yields, and product specifications change with each new generation of semiconductor equipment. Companies that fail to qualify their ceramic components for next-generation equipment platforms may lose market share. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Environmental and Hazardous Materials Regulatory Risk (applicable to Corgi Semiconductor Process Materials 2x Daily ETF). Many semiconductor process materials are classified as hazardous, toxic, or environmentally sensitive. Companies in this industry are subject to extensive environmental, health, and safety regulations governing the production, storage, transportation, and disposal of chemicals and gases. Changes in environmental regulations, including restrictions on per- and polyfluoroalkyl substances (PFAS), greenhouse gas emissions from fluorinated compounds (such as NF3 and SF6), or hazardous waste disposal requirements, could increase compliance costs, restrict production, or require reformulation of existing products. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor Cyclicality Risk (applicable to Corgi Semiconductor Process Materials 2x Daily ETF). Semiconductor process materials are consumables that are consumed during fabrication. Demand for these materials is directly correlated with semiconductor manufacturing volumes and fab capacity utilization rates. During semiconductor industry downturns, fab utilization declines and materials consumption falls correspondingly, leading to revenue and earnings declines for the Fund’s portfolio companies. The semiconductor industry is historically one of the most cyclical segments of the global economy. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Autonomous Vehicle and ADAS Industry Risk (applicable to Corgi Autonomous Vehicle 2x Daily ETF). The Fund concentrates its investments in companies operating in the autonomous vehicle and advanced driver-assistance systems industry. This industry is characterized by extremely long development timelines, high capital intensity, complex regulatory requirements, and significant uncertainty regarding the pace and ultimate scope of autonomous vehicle deployment. The industry has experienced multiple cycles of elevated expectations followed by delays and retrenchment, and several well-funded autonomous vehicle programs have been scaled back or discontinued. Companies in this industry face risks from technological barriers (including the challenge of achieving reliable performance in all weather and traffic conditions), regulatory uncertainty (as federal and state frameworks for autonomous vehicle operation remain incomplete), liability and insurance challenges, public acceptance concerns, and competition from well-capitalized technology and automotive companies. There is no assurance that Level 4 or Level 5 autonomous driving will achieve widespread commercial deployment within the Fund’s investment horizon. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Autonomous Vehicle Regulatory Risk (applicable to Corgi Autonomous Vehicle 2x Daily ETF). The regulatory framework for autonomous vehicles is fragmented and evolving. In the United States, autonomous vehicle regulation is split between federal vehicle safety standards (NHTSA) and state-level operating permits, creating a patchwork of rules that varies by jurisdiction. Some states have enacted permissive AV legislation while others have imposed restrictions or moratoriums. International regulatory frameworks differ significantly. Changes in regulatory requirements, high-profile accidents involving autonomous vehicles, or shifts in political sentiment could delay or restrict autonomous vehicle deployment and adversely affect the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Diversified Company and Line of Business Risk (applicable to Corgi Autonomous Vehicle 2x Daily ETF). Several of the largest autonomous vehicle programs are operated as divisions or subsidiaries of large, diversified technology and automotive companies. The Fund may invest in these parent companies to gain exposure to their autonomous vehicle operations. However, autonomous vehicle operations may represent a small percentage of these companies’ total revenue, and the parent company’s stock price may be driven primarily by its other business segments. Poor performance in non-AV segments could adversely affect the Fund’s returns even if the AV division performs well. Conversely, the parent company may reduce investment in or discontinue its AV program based on corporate-level capital allocation decisions unrelated to the AV program’s progress. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

LiDAR and Sensor Technology Risk (applicable to Corgi Autonomous Vehicle 2x Daily ETF). The Fund may invest in companies that develop LiDAR sensors and other perception systems for autonomous vehicles. The autonomous vehicle industry has not converged on a single sensor architecture, and there is ongoing debate about whether LiDAR is necessary for autonomous driving or whether camera-based systems  can achieve comparable performance at lower cost. If camera-only approaches prove sufficient, LiDAR companies in the Fund’s portfolio could experience materially reduced demand. LiDAR companies also face risks from rapid price erosion, commoditization, and the entry of well-funded competitors from adjacent industries. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

China Autonomous Vehicle Risk (applicable to Corgi Autonomous Vehicle 2x Daily ETF). The Fund may invest in Chinese autonomous vehicle companies, including companies listed in the United States through American Depositary Receipts or variable interest entity (“VIE”) structures. Chinese AV companies are subject to risks including Chinese government regulatory requirements for autonomous vehicle testing and deployment, U.S.-China trade tensions and potential restrictions on Chinese technology companies, VIE structural risks, delisting risk from U.S. exchanges, and differences in corporate governance and financial reporting standards. China’s autonomous vehicle regulatory framework differs from Western frameworks and may impose requirements that affect the commercial viability of Chinese AV companies’ technologies in international markets. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Passive Electronic Components Industry Risk (applicable to Corgi Capacitor 2x Daily ETF). The Fund concentrates its investments in companies that manufacture capacitors, inductors, resistors, and other passive electronic components. This industry is characterized by extreme price cyclicality, with MLCC prices historically experiencing significant swings within a single cycle driven by inventory buildups and destocking. The industry is highly concentrated, with significant pricing power during upcycles but vulnerability to margin compression during downturns. Companies face risks from rapid shifts in end-market demand (particularly smartphones and automotive), inventory cycle volatility across the electronics supply chain, and the capital intensity of expanding high-end MLCC production capacity for automotive and AI applications. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Inventory Cycle and Pricing Volatility Risk (applicable to Corgi Capacitor 2x Daily ETF). Passive component pricing is highly cyclical and driven by inventory dynamics across the electronics supply chain. During shortage periods, distributors and OEMs double-order and build buffer inventory, artificially inflating demand and prices. When supply catches up, destocking can trigger rapid and substantial price declines, and similar cycles may recur. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

AI Server Demand Concentration Risk (applicable to Corgi Capacitor 2x Daily ETF). A growing portion of high-end passive component demand is driven by AI server and GPU production. A single high-end GPU module requires thousands of MLCCs, tantalum capacitors, and power inductors. If AI server production slows, if GPU architectures evolve to require fewer passive components, or if hyperscaler capital expenditure declines, demand for high-end passive components could contract sharply, adversely affecting the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Printed Circuit Board and Materials Industry Risk (applicable to Corgi Circuit Board 2x Daily ETF). The Fund concentrates its investments in companies that manufacture printed circuit boards and the critical input materials (glass cloth, copper foil, copper clad laminates, and specialty resins) used in PCB fabrication. This industry is characterized by intense price competition in standard-grade PCBs, significant capital intensity for high-layer-count and HDI board production, long customer qualification cycles, and sensitivity to electronics manufacturing volumes. The transition to AI server PCBs (requiring high layer counts, ultra-thin glass cloth, and low-loss laminate materials) is creating a bifurcated market in which high-end manufacturers earn premium margins while commodity PCB producers face margin pressure. Companies that fail to invest in advanced manufacturing capabilities may lose market share in the high-growth AI server segment. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Glass Cloth and Laminate Supply Concentration Risk (applicable to Corgi Circuit Board 2x Daily ETF). The woven glass cloth used as reinforcement in copper clad laminates is manufactured by a small number of companies, with producers controlling a dominant share of the high-end segment required for AI server PCBs. Ultra-thin, low-dielectric-constant glass cloth is capacity-constrained, and supply shortages could create bottlenecks throughout the PCB supply chain. Similarly, the copper clad laminate market is concentrated among a small number of producers. Disruptions at any of these suppliers could have cascading effects on PCB production. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Copper Foil Supply and Pricing Risk (applicable to Corgi Circuit Board 2x Daily ETF). Copper foil is a critical input material for PCB manufacturing, and the electrodeposited copper foil segment is highly concentrated. Copper foil prices are correlated with underlying copper commodity prices, and significant increases in copper prices could compress margins for the Fund’s portfolio companies. The transition to thinner, higher-performance copper foils for high-frequency applications adds manufacturing complexity and qualification risk. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Electronics Cyclicality Risk (applicable to Corgi Circuit Board 2x Daily ETF). PCB demand is correlated with global electronics manufacturing volumes. During downturns in the smartphone, PC, automotive, or server markets, PCB orders decline and pricing comes under pressure. The PCB industry has historically experienced significant cyclical swings, and the Fund’s portfolio companies’ revenues and margins may fluctuate accordingly. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Specialty Semiconductor Equipment Industry Risk (applicable to Corgi Specialty Semiconductor Equipment 2x Daily ETF). The Fund concentrates its investments in companies that design and manufacture specialty process equipment and sub-systems for semiconductor fabrication. This industry is characterized by long product development cycles, high R&D intensity, dependence on a small number of major semiconductor equipment integrators and fab operators as end customers, and significant sensitivity to semiconductor capital expenditure cycles. Many specialty equipment companies occupy leading positions in their respective niches, which provides pricing power during upcycles but creates customer concentration risk. The transition to advanced packaging (including hybrid bonding, 2.5D/3D integration, and chiplet architectures) is driving demand for new categories of specialty equipment, but companies that fail to develop next-generation tools may lose relevance as packaging architectures evolve. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Vacuum Technology Concentration Risk (applicable to Corgi Specialty Semiconductor Equipment 2x Daily ETF). The Fund may invest a significant portion of its assets in companies that manufacture vacuum equipment for semiconductor fabrication, including vacuum chambers, pumps, valves, gauges, and leak detection instruments. Semiconductor manufacturing processes (etching, deposition, ion implantation) require ultra-high vacuum environments, and the vacuum sub-system supply chain is concentrated among a small number of manufacturers. The semiconductor vacuum valve market is highly concentrated. Disruptions to vacuum equipment supply could affect fab operations globally. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Crystal Growth Equipment Risk (applicable to Corgi Specialty Semiconductor Equipment 2x Daily ETF). The Fund may invest in companies that manufacture crystal growth furnaces and ingot processing systems used to produce silicon, silicon carbide, gallium arsenide, and other semiconductor substrates. Crystal growth equipment is highly specialized, with long delivery lead times and limited numbers of qualified suppliers. The rapid expansion of SiC substrate production for power semiconductors and electric vehicles is driving demand for SiC crystal growth furnaces, but manufacturing yields remain variable and equipment qualification cycles are lengthy. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Hybrid Bonding and Advanced Packaging Equipment Risk (applicable to Corgi Specialty Semiconductor Equipment 2x Daily ETF). The Fund may invest in companies that develop hybrid bonding, thermo-compression bonding, and other advanced die attachment equipment for next-generation semiconductor packaging. Hybrid bonding is an emerging technology that enables direct copper-to-copper interconnection between dies without solder bumps, achieving higher interconnect density and lower power consumption. However, hybrid bonding equipment is in the early stages of volume deployment, and there is uncertainty about the pace of adoption, competing approaches, and which equipment vendors will win design selections at major foundries and OSATs. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor Capex Cyclicality Risk (applicable to Corgi Specialty Semiconductor Equipment 2x Daily ETF). Demand for specialty semiconductor equipment is directly tied to semiconductor capital expenditure cycles. When fab operators reduce or defer capital spending, whether due to macroeconomic conditions, excess capacity, or end-market weakness, orders for specialty equipment decline correspondingly. The semiconductor equipment industry has historically experienced sharp cyclical swings, with order rates capable of declining significantly in downturn years. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

AI Training Data Industry Risk (applicable to Corgi AI Training Data 2x Daily ETF). The Fund concentrates its investments in companies that own and license proprietary data and content for AI model training. This is a nascent industry with rapidly evolving business models, legal frameworks, and pricing structures. The value of training data may decline as AI models become more efficient at learning from smaller datasets (through techniques such as synthetic data generation, data distillation, or transfer learning). There is significant uncertainty about the long-term economics of data licensing, as AI companies may develop alternatives to licensed data or governments may mandate open access to certain data categories. Companies in this industry face risks from copyright litigation (as the legal boundaries of AI training data use remain unsettled), regulatory changes affecting data ownership and privacy, and competitive pressure from open-source datasets. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Copyright and Legal Uncertainty Risk (applicable to Corgi AI Training Data 2x Daily ETF). The legal framework governing the use of copyrighted material for AI training is unsettled and varies by jurisdiction. Several high-profile lawsuits are pending between content owners and AI companies over whether AI training constitutes fair use. If courts rule broadly in favor of fair use for AI training, the licensing revenue opportunity for the Fund’s portfolio companies could be significantly diminished. Conversely, if courts impose strict licensing requirements, demand for licensed training data could increase but enforcement costs may reduce profitability. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Synthetic Data Displacement Risk (applicable to Corgi AI Training Data 2x Daily ETF). AI companies are increasingly developing synthetic data generation techniques that reduce or eliminate the need for real-world training data. If synthetic data achieves sufficient quality to replace licensed human-generated content for most AI training applications, the addressable market for the Fund’s portfolio companies could contract materially. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Data Privacy and Regulatory Risk (applicable to Corgi AI Training Data 2x Daily ETF). Companies that own and license consumer data, commercial data, or personally identifiable information are subject to evolving data privacy regulations including GDPR, CCPA, and similar laws globally. Changes in privacy regulations could restrict the types of data that may be licensed for AI training, require costly compliance measures, or expose the Fund’s portfolio companies to litigation and regulatory penalties. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Financial Exchanges and Ratings Industry Risk (applicable to Corgi Ratings & Exchanges 2x Daily ETF). The Fund concentrates its investments in companies that operate financial exchanges, provide credit ratings, and sell financial data. These businesses benefit from significant regulatory barriers to entry, network effects, and high customer switching costs. However, they face risks from regulatory changes (including potential government-mandated competition in credit ratings or exchange operations), declining trading volumes during periods of low market volatility, disintermediation from alternative trading systems or decentralized finance platforms, fee compression from competitive pressure, and the risk that technological change may disrupt established market structures. Credit rating agencies face additional risks from litigation related to their ratings opinions and from regulatory scrutiny following past financial crises. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Regulatory and Antitrust Risk (applicable to Corgi Ratings & Exchanges 2x Daily ETF). Many of the Fund’s portfolio companies operate in regulated industries or benefit from regulatory barriers to entry. Credit rating agencies are recognized as Nationally Recognized Statistical Rating Organizations (“NRSROs”) by the SEC, and exchanges operate under licenses from national regulators. Changes in regulatory frameworks, including new entrants being granted NRSRO status, government-mandated unbundling of data and trading services, antitrust actions against dominant market data providers, or reforms to exchange fee structures, could erode the competitive advantages and pricing power of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Trading Volume and Market Volatility Dependency Risk (applicable to Corgi Ratings & Exchanges 2x Daily ETF). Financial exchange operators derive a significant portion of revenue from transaction fees that are correlated with trading volumes. Trading volumes tend to increase during periods of elevated market volatility and decline during periods of low volatility. Extended periods of low volatility or declining market participation could reduce exchange revenues and adversely affect the Fund’s portfolio companies. Conversely, the Fund’s portfolio companies that provide credit ratings and index licensing derive revenue from issuance volumes and assets under management linked to indices, both of which may decline during market downturns. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Credit Bureau Data Breach and Privacy Risk (applicable to Corgi Ratings & Exchanges 2x Daily ETF). The Fund may invest in consumer and commercial credit reporting companies. These companies maintain large databases of sensitive personal and financial information. Data breaches, cyberattacks, or unauthorized access to credit information could result in significant litigation costs, regulatory penalties, reputational damage, and loss of customer trust. Credit bureaus are also subject to evolving data privacy regulations that may restrict the collection, use, or sale of consumer information. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Transport Infrastructure and Concession Industry Risk (applicable to Corgi Transport Tollbooth 2x Daily ETF). The Fund concentrates its investments in companies that own and operate airports, toll roads, tunnels, and other transport infrastructure under long-term government concession contracts. This industry is subject to significant regulatory and political risk, as concession terms, fee structures, and operating conditions are determined or heavily influenced by government authorities. Companies face risks from changes in government policy (including fare caps, windfall taxes, or concession renegotiation), declining passenger or traffic volumes due to economic recession or pandemic events, competition from alternative transport modes (such as high-speed rail competing with short-haul aviation), and the long-term capital intensity of maintaining and expanding infrastructure assets. Concession contracts have finite terms, and the renewal or extension of concessions is subject to political and regulatory processes that may result in less favorable terms or loss of the concession entirely. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Concession Contract and Regulatory Risk (applicable to Corgi Transport Tollbooth 2x Daily ETF). The Fund’s portfolio companies operate under government-granted concession contracts that typically span 20 to 50 years. These contracts define the terms under which the company may operate the infrastructure asset, including fee structures, capital expenditure requirements, service standards, and reversion conditions. Governments may renegotiate or amend concession terms, impose new regulatory requirements, or in extreme cases nationalize infrastructure assets. Changes in government (particularly following elections) may result in shifts in infrastructure policy that adversely affect the Fund’s portfolio companies. The Fund may also invest in companies that operate across multiple jurisdictions with different regulatory frameworks, adding complexity and legal risk. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Passenger and Traffic Volume Risk (applicable to Corgi Transport Tollbooth 2x Daily ETF). Airport operators derive revenue from aeronautical fees (landing charges, passenger fees) and commercial concessions (retail, food and beverage, parking) that are correlated with passenger volumes. Toll road operators derive revenue from vehicle traffic volumes. Economic recession, pandemic events, changes in travel patterns (including the shift to remote work reducing commuter traffic), or geopolitical events that disrupt travel could materially reduce passenger and traffic volumes and adversely affect the Fund’s portfolio companies’ revenues. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Infrastructure Capital Expenditure Risk (applicable to Corgi Transport Tollbooth 2x Daily ETF). Airport and toll road operators are required to make significant ongoing capital investments to maintain, expand, and modernize their infrastructure assets. Capital expenditure requirements may be mandated by concession contracts or government regulators. Cost overruns, construction delays, or the inability to recover capital expenditures through regulated fee increases could adversely affect the profitability of the Fund’s portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Diversified Concession Operator Risk (applicable to Corgi Transport Tollbooth 2x Daily ETF). Several of the largest infrastructure concession operators are diversified companies for which concession operations represent a significant but not necessarily majority portion of total revenue. These companies also operate construction, energy, and other business segments. Poor performance in non-concession segments could adversely affect the parent company’s stock price even if concession operations perform well. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Currency Risk (applicable to Corgi Transport Tollbooth 2x Daily ETF). The Fund expects to invest a substantial portion of its assets in non-U.S. companies whose revenues and earnings are denominated in foreign currencies. Airport and toll road revenues are typically earned in local currencies. Fluctuations in exchange rates between the U.S. dollar and the euro, Australian dollar, Mexican peso, Swiss franc, and other currencies could materially affect the Fund’s returns. The Fund does not hedge its currency exposure. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Korean Robotics Industry Risk (applicable to Corgi Korean Robotics 2x Daily ETF). The South Korean robotics industry is in an early but rapidly evolving stage. Many companies are transitioning from traditional factory automation toward humanoid robotics, collaborative robots, and AI-enabled automation. The Fund’s concentrated exposure to this industry means it is sensitive to technology adoption timelines, customer capital spending cycles, competition from Chinese and Japanese robotics firms, changes in government subsidy programs (including Korea’s Robot Industry Promotion Act), and the pace of commercialization of humanoid and service robots. Companies in the supply chain, including precision reducer and actuator makers, depend on orders from a limited number of robot assemblers, creating customer concentration risk. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

South Korea Geopolitical Risk (applicable to Corgi Korean Robotics 2x Daily ETF). The Fund invests substantially all of its assets in South Korean companies. South Korea’s proximity to North Korea exposes the Fund to geopolitical tensions, including military provocations, missile tests, sanctions developments, and diplomatic uncertainties. Escalation of tensions on the Korean Peninsula could disrupt markets, supply chains, and economic activity. In addition, U.S.-China trade tensions, export controls on semiconductor and technology products, and evolving alliances in the Indo-Pacific region may affect South Korean companies that rely on cross-border trade, technology licensing, or foreign customers. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Large Language Model and Generative AI Industry Risk (applicable to Corgi Large Language Model 2x Daily ETF). The Fund concentrates its investments in companies operating in the large language model and generative AI industry. This industry is characterized by rapid technological change, intense competition among a small number of well-capitalized participants, extremely high capital expenditure requirements for compute infrastructure (including GPU clusters and data centers), dependence on specialized semiconductor supply, and evolving regulatory frameworks across multiple jurisdictions. Many LLM companies are pre-profit or early-stage, with business models that depend on achieving scale in enterprise adoption, API usage, or consumer subscriptions. The industry's economics depend on sustained demand for AI capabilities at prices sufficient to cover the substantial fixed costs of model training and inference. A decline in AI adoption, commoditization of LLM capabilities, or a significant reduction in the willingness of enterprises or consumers to pay for AI products could materially and adversely affect the revenues, profitability, and stock prices of the Fund's portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Compute Cost and Infrastructure Dependency Risk (applicable to Corgi Large Language Model 2x Daily ETF). Training and operating large language models requires enormous compute resources, including access to large-scale GPU clusters, high-bandwidth networking, and specialized data center infrastructure. LLM companies are heavily dependent on a small number of chip vendors for GPU supply, and on cloud providers and colocation operators for data center capacity. Compute costs represent a substantial portion of LLM companies' operating expenses. Supply shortages, allocation constraints, or significant increases in the cost of compute infrastructure could materially constrain the growth and profitability of the Fund's portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Regulatory and AI Governance Risk (applicable to Corgi Large Language Model 2x Daily ETF). The regulatory landscape for artificial intelligence is rapidly evolving across multiple jurisdictions, including the European Union (EU AI Act), the United States, China, and other markets. New or proposed regulations may impose requirements on AI model transparency, safety testing, data usage, content moderation, and liability for AI-generated outputs. Compliance with these regulations may increase operating costs, limit product functionality, or restrict the markets in which LLM companies can operate. Regulatory uncertainty may also deter investment in the sector and create competitive advantages for incumbents with greater compliance resources. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Intellectual Property and Data Licensing Risk (applicable to Corgi Large Language Model 2x Daily ETF). Large language models are trained on vast datasets that may include copyrighted material, proprietary data, and publicly available information. The legal framework governing the use of such data for AI training is unsettled and varies by jurisdiction. Several high-profile lawsuits are pending against LLM developers alleging copyright infringement. Adverse rulings could require LLM companies to pay significant licensing fees, restrict access to training data, retrain models on compliant datasets, or face injunctive relief. These outcomes could materially increase costs or impair the competitive positioning of the Fund's portfolio companies. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Competition and Rapid Technological Change Risk (applicable to Corgi Large Language Model 2x Daily ETF). The LLM industry is highly competitive, with rapid model improvements occurring on short development cycles. New model architectures, training techniques, or open-source releases may quickly erode the competitive advantages of established LLM providers. Companies that fail to keep pace with technological advances may lose market share to competitors or to open-source alternatives. The emergence of more efficient model architectures could also reduce barriers to entry and increase competitive pressure across the industry. Because the Fund seeks leveraged (2x) daily exposure through the Underlying ETF, adverse developments affecting these matters may result in proportionally larger declines in the Fund's NAV and market price.

Leverage Risk (Applicable to all Funds). By design, each Fund uses leverage to target 2x the daily performance of its Underlying ETF. Leverage magnifies both gains and losses. As a result, small changes in an Underlying ETF may produce larger changes in a Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of each Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, a Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

Compounding and Daily Rebalancing Risk (Applicable to all Funds). Each Fund has a single day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. Each Fund resets its exposure each trading day to target approximately 2x the daily move of its Underlying ETF. As a result, the performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from two times (2x) the return of the Fund's Underlying ETF for the same period. In general, when Underlying ETF volatility is higher, the impact of compounding and daily rebalancing will be more pronounced and a Fund's multi-day results will tend to be less than 2x the Underlying ETF's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If an Underlying ETF is flat over time, the applicable Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in a Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than NAV to NAV.

Correlation Risk (Applicable to all Funds). Each Fund seeks approximately 2x the daily performance of its Underlying ETF, before fees and expenses, but may not achieve its 2x Daily Objective. Fees and expenses; transaction and financing costs; the use, pricing, and liquidity of derivatives; market volatility or disruptions (including trading halts); corporate actions or changes affecting an Underlying ETF; and limits on, or timing differences in, rebalancing may cause a Fund's performance to deviate from 2x the Underlying ETF's daily return.

Derivatives Risk (Applicable to all Funds). Each Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the securities comprising an Underlying ETF. Such risks include leverage, imperfect correlation with the Underlying ETF, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses, potentially beyond the amounts initially invested in the instrument.

Counterparty Risk (Applicable to all Funds). Each Fund expects to obtain exposure to its Underlying ETF primarily through derivatives, including swaps and futures, entered into with a limited number of major financial institutions. Each Fund is exposed to the risk that a derivatives counterparty or a clearinghouse or futures commission merchant will be unwilling or unable to honor its obligations. A Fund could lose margin or collateral it has posted, experience delays in recovery, or recover less than the full amount owed. Concentration of clearing services among a small number of firms and clearinghouses may increase this risk. Contractual provisions or resolution regimes could delay, limit, or eliminate a Fund's ability to exercise remedies.

Indirect Investment Risk (Applicable to all Funds). Each Fund gains exposure to an Underlying ETF that is not involved in this offering. Each Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both each Fund and its Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Financing, Margin, and Interest Rate Risk (Applicable to all Funds). Each Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require a Fund to hold significant amounts of cash and short-term instruments. Increases in margin requirements or collateral demands from counterparties or clearinghouses may require a Fund to sell assets at unfavorable times or reduce leveraged exposure, which could adversely affect performance. Rising interest rates may increase a Fund's financing costs, reduce the return on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk (Applicable to all Funds). Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

ETF Risks (Applicable to all Funds). Each Fund is an exchange-traded fund (“ETF”) and is subject to risks associated with ETF structure and secondary-market trading. These include reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations that ETF investors generally face.

Cash Transactions and Tax Efficiency Risk (Applicable to all Funds). If a Fund uses cash creations or redemptions, it may need to buy or sell portfolio securities and derivatives, which can increase transaction costs, cause the Fund to realize taxable gains, and reduce tax efficiency relative to ETFs that rely more heavily on in-kind activity.

Brokerage Commissions and Bid-Ask Spread Risk (Applicable to all Funds). Investors who buy or sell Shares pay brokerage commissions and bear bid-ask spreads. These costs may increase when markets are volatile or when the Shares trade in lower volumes and can materially reduce returns for investors, especially for frequent traders or smaller transactions.

New Adviser Risk (Applicable to all Funds). The Adviser is a newly registered investment adviser and has limited operating history. There can be no assurance that the Adviser will be successful in implementing a Fund's investment strategy or managing a Fund, including with respect to the Funds' use of derivatives and daily rebalancing.

New Fund Risk (Applicable to all Funds). Each Fund is newly organized and has limited operating history. As a new fund, a Fund may not attract sufficient assets to achieve and maintain an economically viable size, and it may be more likely to liquidate than a fund with a longer operating history and larger asset base. Liquidation may occur at a time that is disadvantageous to shareholders.

Equity Market Risk (Applicable to all Funds). Through its exposure to the Underlying ETF and the Fund's reference assets, each Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because each Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in a Fund's NAV and market price.

Limited Shareholder Rights Risk (Applicable to all Funds). The Trust is organized as a Delaware statutory trust and is governed by its Agreement and Declaration of Trust, which limits certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). The governing documents also impose procedures on certain shareholder lawsuits, require certain claims (other than federal securities law claims) to be brought in Delaware courts, include a waiver of the right to a jury trial for certain claims (other than federal securities law claims), and limit the liability of, and provide indemnification for, Trustees and officers, subject to applicable law. These provisions may make it harder or more costly for shareholders to bring claims or influence Trust or Fund governance.

Intra-Day Investment Risk (Applicable to all Funds). The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk (Applicable to all Funds). An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

PORTFOLIO HOLDINGS INFORMATION

Each Fund's complete portfolio holdings will be made available on the Fund's website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Funds' policies and procedures regarding disclosure of portfolio holdings is provided in the Funds' Statement of Additional Information (the “SAI”).

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the “Adviser”), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to each Fund. The Adviser was founded in July 2025, and as of [ ], the Adviser had $[ ] in assets under management.

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the “Trust”) (the “Advisory Agreement”). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, services providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for each Fund's operations.

For its services to each Fund, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, “Excluded Expenses”).

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2026, on Form N-CSR.

Portfolio Managers

The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since its inception.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems shares of the Fund (“Shares”) only in large blocks called “Creation Units,” at a Fund's net asset value (“NAV”) next determined after an order is accepted. Only authorized participants (“APs”), who must be members or participants of a registered clearing agency and must have an executed participant agreement with a Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell Shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the “Exchange”) and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard “street name” procedures.

Frequent Purchases and Redemptions of Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover a Fund's costs. Each Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on [ ] (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as each Fund's “valuation designee” under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in a Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - “Householding”

Certain intermediaries may offer “householding,” a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay dividends and interest income, if any, annually, and to distribute its net realized capital gains to shareholders at least annually. Each Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in a Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investments in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends (“Capital Gain Dividends”) are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions a Fund reports as “qualified dividend income” are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. “Qualified dividend income” generally includes dividends from U.S. corporations and from certain qualifying foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions from the distributing Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income (“NII”) tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, a Fund may report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act (“FATCA”) may require a Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed (and the basis of newly acquired Shares is increased) to the extent that you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant (“AP”) whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities exchanged plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the “wash sale” rules for an AP not required to mark-to-market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if the Shares had been held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in a Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see “Federal Income Taxes” in the SAI.

DISTRIBUTION

[ ] (the “Distributor”), each Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is [ ].

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Funds do not currently pay Rule 12b-1 fees and have no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.corgifunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically, or regarding the ability of a Fund to achieve its investment objective of providing two times (2x) the daily performance of the Underlying ETF.

This Prospectus relates solely to the Shares of the Funds and not to any Underlying ETF directly. All information regarding the Underlying ETFs included in this Prospectus is derived from the prospectuses and reports of those funds, and neither the Adviser nor the Funds have independently verified such information or participated in its preparation beyond the Adviser's role as investment adviser to those funds.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand each Fund's performance over its operating period. Because the Funds have not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

The Funds

Adviser

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Distributor

[ ]

Independent Registered Public Accounting Firm

[ ]

Administrator, Fund Accountant, and Transfer Agent

[ ]

Custodian

[ ]

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [ ], 2026, as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:

Corgi ETF Trust I, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available on the EDGAR database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

•   Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or

•   Free of charge from the Fund's Internet website at corgifunds.com; or

•   For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24117)

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION

JULY 17, 2026

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Corgi Advanced Packaging 2x Daily ETF

Corgi Power Semiconductor 2x Daily ETF

Corgi 800VDC Power 2x Daily ETF

Corgi Semiconductor Substrates & Materials 2x Daily ETF

Corgi AI Bottlenecks 2x Daily ETF

Corgi Substrates Pure Play 2x Daily ETF

Corgi AI Photonics 2x Daily ETF

Corgi HBM 2x Daily ETF

Corgi AI Memory Buildout 2x Daily ETF

Corgi AI Power & Grid Infrastructure 2x Daily ETF

Corgi AI Data Center Cooling 2x Daily ETF

Corgi Custom AI Silicon 2x Daily ETF

Corgi AI Networking & Signal Integrity 2x Daily ETF

Corgi AI Connectors & Interconnect 2x Daily ETF

Corgi Neocloud 2x Daily ETF

Corgi Data Center Construction 2x Daily ETF

Corgi AI Data Storage 2x Daily ETF

Corgi Rare Earths & Critical Minerals 2x Daily ETF

Corgi AI Infrastructure Outliers 2x Daily ETF

Corgi Robotics Enablers 2x Daily ETF

Corgi Sensing & Perception 2x Daily ETF

Corgi Grid & Electrification 2x Daily ETF

Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF

Corgi Semiconductor Design & IP 2x Daily ETF

Corgi Co-Packaged Optics 2x Daily ETF

Corgi Asia AI Supply Chain 2x Daily ETF

Corgi Ex-US AI Enablers 2x Daily ETF

Corgi Memory 2x Daily ETF

Corgi Munificent 7 2x Daily ETF

Corgi Edge AI Chip 2x Daily ETF

Corgi Water Technology 2x Daily ETF

Corgi Semiconductor Process Materials 2x Daily ETF

Corgi Autonomous Vehicle 2x Daily ETF

Corgi Capacitor 2x Daily ETF

Corgi Circuit Board 2x Daily ETF

Corgi Specialty Semiconductor Equipment 2x Daily ETF

Corgi AI Training Data 2x Daily ETF

Corgi Ratings & Exchanges 2x Daily ETF

Corgi Transport Tollbooth 2x Daily ETF

Corgi Korean Robotics 2x Daily ETF

Corgi Large Language Model 2x Daily ETF

(each, a “Fund” and collectively the “Funds”)

each listed on [ ]

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2026

This Statement of Additional Information (“SAI”) is not a prospectus and should be read together with the Prospectus for the funds listed above (each, a “Fund” and collectively, the “Funds”), each a series of Corgi ETF Trust I (the “Trust”), dated [ ], 2026 as it may be supplemented from time to time (the “Prospectus”). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of the Prospectus may be obtained without charge by email to contact@corgifunds.com, visiting www.corgifunds.com, or writing to the Trust, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds’ audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds’ most recent annual report on Form N-CSR.

TABLE OF CONTENTS

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company with multiple series, including the Funds. This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the “1940 Act”), as an open-end management investment company, and the offering of shares of beneficial interest (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). The Funds seek daily investment results, before fees and expenses, that correlate to 2x the daily performance of their respective Underlying ETFs. Corgi Strategies, LLC (the “Adviser”) will serve as investment adviser to the Funds.

The Funds seek daily investment results, before fees and expenses, that correlate to 2x the daily performance of their respective Underlying ETF. Each Fund resets its exposure each trading day to target approximately two times the Underlying ETF's daily move and should not be expected to provide 2x the return of its Underlying ETF for periods longer than a single day. Because of daily compounding, Underlying ETF volatility, financing costs, and expenses, each Fund's results over periods longer than a day will usually differ in amount, and may differ in direction, from the Underlying ETF's multi-day return. Each Fund expects to obtain leveraged exposure primarily through derivatives (for example, total return swaps and futures) and to rebalance exposure daily. It is possible to lose the full value of an investment in a Fund in a single day.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the Prospectuses under “Investment Objective” and “Principal Investment Strategies,” respectively. The information below supplements, and should be read together with, the Prospectuses. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Non-Diversification

Each Fund is classified as non-diversified under the 1940 Act. As a result, a Fund is not limited by the 1940 Act with respect to the percentage of its assets that may be invested in the securities of a single issuer. A Fund therefore may invest a larger portion of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. Those issuers may represent a greater portion of the Fund's portfolio, which can adversely affect performance or subject Shares to greater price volatility than more diversified investment companies. While each Fund is “non-diversified” under the 1940 Act, to qualify as a RIC the Fund must satisfy Subchapter M diversification tests. Accordingly, with respect to at least 50% of total assets, the Fund will not hold more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of total assets in any one issuer.

Although each Fund is non-diversified for purposes of the 1940 Act, each intends to maintain the diversification required under the Code and otherwise operate so as to qualify as a regulated investment company (“RIC”) for federal income tax purposes, thereby generally avoiding fund-level federal income tax on income and gains distributed to shareholders. Compliance with the Code's diversification and other requirements may limit investment flexibility and could make it less likely that a Fund will meet its investment objective. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund's portfolio securities may fluctuate with changes in an issuer's or counterparty's financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance.

Cyber Security Risk

Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund's investments.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques each Fund may use, and the related risks. A Fund will employ any investment or practice below only if it is consistent with the Fund's investment objective and permitted by the Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while a Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Funds do not expect to borrow, each may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing is expected to be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.

For each Fund, leverage is expected to come primarily from derivatives (for example, total return swaps and futures) rather than from cash borrowings. If a Fund borrows, the Fund will maintain asset coverage of at least 300% of all borrowings as required by Section 18 of the 1940 Act. Short-term borrowings, if any, may include custodial overdrafts or borrowings under a credit facility for settlement, liquidity, or other administrative purposes, and will be repaid promptly.

Derivatives Used by the Funds

Each Fund seeks daily investment results, before fees and expenses, that correlate to 2x the daily performance of its Underlying ETF. To pursue these objectives, each Fund expects to obtain leveraged exposure primarily through the derivatives set out below and to rebalance its exposure on each Business Day. Daily rebalancing and compounding can cause a Fund's return for periods longer than one day to differ, and potentially differ significantly, from 2x of its Underlying ETF for the same period. Market volatility, holding period, and the path of returns will affect the degree of such divergence.

•   Swap Agreements. A Fund may enter into total return swaps and other swap contracts that reference its Underlying ETF or an exchange-traded fund designed to track the Underlying ETF (or a similar index or asset). Swaps typically require the Fund to exchange periodic payments based on the performance of the Underlying ETF for financing and/or fee payments. Swaps may be traded bilaterally (subject to counterparty credit risk and collateral arrangements) or, in some cases, cleared through a central clearinghouse (introducing clearinghouse and futures commission merchant risk). Total return swaps are expected to be a primary tool for obtaining leveraged exposure. Under normal market conditions, a Fund expects the aggregate notional amount of its swap positions, together with other derivatives, to be approximately 200% of the Fund's net assets, before taking into account any cash and cash equivalents held for margin and collateral. Swaps are typically documented under an ISDA Master Agreement with a credit support annex that requires posting and collection of variation margin (and, where applicable, initial margin). Swap exposures may be reset or rebalanced daily to help the Fund maintain its target exposure.

•   Futures Contracts. A Fund may use exchange-traded futures on broad equity indexes or on exchange-traded funds (including the Underlying ETF or exchange-traded funds designed to track such indexes or assets) to obtain or adjust exposure. Futures require initial and variation margin and are marked to market daily. Futures may reference broad equity indexes or exchange-traded funds that seek to track such indexes, including contracts traded on U.S. exchanges. Positions are subject to exchange and clearinghouse margin requirements and may be subject to exchange or regulatory position limits. The Fund may increase or reduce futures exposure intraday or at the close in connection with its daily rebalance.

•   Options. A Fund may use options on futures, indexes, or exchange-traded funds for exposure to or to manage risk. Option values can be highly sensitive to changes in the price and volatility of the Underlying ETF and to time decay. A Fund expects to use options opportunistically for exposure or risk management and does not expect options to be a primary source of the Fund's leverage.

•   Money Market Instruments and Short-Term Investments. A Fund may hold cash, U.S. government securities, repurchase agreements, and interests in money market funds to meet margin and collateral needs, to manage liquidity, or pending investment. To the extent a Fund invests in a money market fund, shareholders may bear their proportionate share of the money market fund's fees in addition to the Fund's expenses. Cash and cash equivalents may serve as collateral for the Fund's derivatives and to meet margin calls. Holding cash or cash equivalents may reduce the Fund's ability to maintain its target level of leveraged exposure and may contribute to tracking differences.

•   Securities Lending. See Securities Lending below for a fuller discussion. If a Fund engages in lending, it will do so pursuant to Board-approved guidelines; lending involves counterparty, collateral investment, and operational risks.

•   Daily Rebalancing and Compounding. To seek 2x of its Underlying ETF's daily return, a Fund will generally rebalance its derivatives exposure each Business Day. Because of compounding, the Fund's return over periods longer than one day is likely to differ from 2x of the return of the Underlying ETF for the same period. The degree of divergence can be positive or negative and depends on factors including volatility, fees and expenses, and the timing and magnitude of Underlying ETF moves.

•   Derivatives Risk Management and Rule 18f-4. Each Fund relies on Rule 18f-4 under the 1940 Act for its derivatives and certain financing transactions. Each Fund operates a derivatives risk management program administered by a designated derivatives risk manager and is subject to a value-at-risk (VaR) testing. Each Fund intends to comply with the relative VaR test, under which the VaR of the Fund's portfolio (including derivatives) must not exceed 200% of the VaR of a designated reference portfolio. The VaR of each Fund's portfolio is generally expected to be approximately two times the VaR of its designated reference portfolio, which is within the 200% relative VaR limit prescribed by Rule 18f-4. The Derivatives Risk Manager monitors each Fund's compliance with the applicable VaR limit. Additional information about each Fund's derivatives risk management program is provided in the Statement of Additional Information.

•   Commodity Interests and CFTC Matters. To the extent a Fund invests in commodity interests (for example, futures, options on futures, or swaps), the Adviser intends to claim an exclusion from the definition of “commodity pool operator” with respect to the Fund, and the Adviser would not be required to register with the CFTC as a commodity pool operator for the Fund.

Illiquid Investments and Restricted Securities

Under Rule 22e-4, the Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments that are assets. An “illiquid investment” is one that the Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. The Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If the Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% within a reasonable period.

The Fund may purchase restricted securities that may be resold to institutional investors and that, under the Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.

Illiquid investments generally involve more risks than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent the Fund from taking advantage of market opportunities. Risks are most acute when the Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.

Equity Securities

Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly with market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause a Fund's Shares to fall in value.

An investment in a Fund entails the risks inherent in equity ownership, including the risk that issuer fundamentals deteriorate or that broad market conditions weaken, either of which can reduce the value of portfolio securities and, in turn, the value of Shares. Equity prices can be volatile as investor expectations shift with respect to government, economic, monetary, and fiscal policies; inflation and interest rates; business cycles; and global or regional political, economic, or banking stresses. With respect to each Fund, equity exposure is typically obtained indirectly through derivatives that reference the applicable Underlying ETF rather than through direct holdings.

Types of Equity Securities:

Common Stocks – Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.

Holders of common stock generally take on more risk than holders of preferred stock or debt because common shareholders stand behind creditors and preferred shareholders in the issuer's capital structure. Common stock has neither a stated principal amount nor maturity date and remains subject to market fluctuations as long as it is outstanding.

Preferred Stocks – Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights. Varieties include adjustable-rate, fixed-dividend, perpetual, and sinking-fund preferred stock.

In general, market values of fixed-rate, non-convertible preferred stock move inversely with interest rates and with changes in perceived credit quality.

Rights and Warrants – Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period (often two to four weeks) at a discount to the public offering price; rights are typically transferrable. Warrants are long-dated options, often issued with debt or preferred stock, that allow the holder to purchase common shares at a specified price; warrants are usually transferrable and may trade on exchanges.

Rights and warrants may involve greater risk than direct investment in the underlying securities. They typically do not convey voting rights, dividends, or ownership in the issuer's assets; their values may not track the underlying securities; and they can expire worthless if not exercised by their expiration dates. Using rights or warrants can increase potential gains and losses compared to investing the same amount directly in the underlying securities.

When-Issued Securities – A when-issued security has defined terms and an active market but has not yet been issued. In such transactions the Fund relies on the counterparty to deliver. If delivery does not occur, the Fund may miss an opportunity to acquire the security at an attractive price or yield.

Purchasing when-issued securities exposes the Fund to ownership-like risks prior to settlement, including price and yield changes. By settlement, the market value may be higher or lower than the agreed purchase price, and prevailing yields may differ from those available when the trade was executed. Because payment is deferred until delivery, these risks are in addition to the risks of the Fund's other investments.

SEC Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) permits investments on a when-issued, forward-settling, or non-standard settlement basis notwithstanding Section 18's senior-security restrictions, provided the Fund intends to physically settle and settlement will occur within 35 days of the trade date (the “Delayed-Settlement Securities” provision). Transactions that do not meet that provision are treated as derivatives under Rule 18f-4.

Short Sales

A Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box, i.e., short sales of stocks it does own). In a short sale, the Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. The Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss. Because the price of the borrowed security may increase indefinitely, such losses are theoretically uncapped.

Short sales require the Fund to pledge liquid assets and to post margin with the broker. While the short position is open, the Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends on short positions generally are not qualified dividend income.

For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.

AI, Algorithms, Data Quality, and Automation Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks arising from reliance on AI models, automated systems, and algorithmic decision-making. Outputs may be inaccurate, biased, or otherwise flawed, and performance may depend on data quality, availability, and timeliness and may degrade under new conditions. Regulatory scrutiny and public concerns may increase compliance costs or restrict practices. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Brokerage Commissions and Bid-Ask Spread Risk. Investors who buy or sell Shares pay brokerage commissions and bear bid-ask spreads. These costs may increase when markets are volatile or when the Shares trade in lower volumes and can materially reduce returns for investors, especially for frequent traders or smaller transactions.

Cash Transactions and Tax Efficiency Risk. If a Fund uses cash creations or redemptions, it may need to buy or sell portfolio securities and derivatives, which can increase transaction costs, cause the Fund to realize taxable gains, and reduce tax efficiency relative to ETFs that rely more heavily on in-kind activity.

China-Related Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to China-related risks, including government intervention, regulatory changes, restrictions on capital flows, and limits on market access. Companies associated with China may be subject to evolving legal and regulatory regimes, including restrictions on technology transfer, data practices, or foreign ownership. Certain corporate structures used to obtain exposure to Chinese companies (including variable interest entity structures) may carry additional legal and governance risks. Differences in trading hours and market closures may affect pricing and liquidity. Because the Fund provides leveraged exposure, China-related adverse developments may result in proportionally larger declines in the Fund's NAV and market price.

South Korea-Related Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to South Korea-related risks, including geopolitical tensions on the Korean peninsula, military conflict risk, dependence on export markets, and concentration in technology and semiconductor industries. South Korean securities may be affected by government intervention, currency fluctuations, and regulatory changes. Differences in trading hours and market closures may affect pricing and liquidity. Because the Fund provides leveraged exposure, South Korea-related adverse developments may result in proportionally larger declines in the Fund's NAV and market price.

Taiwan-Related Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to Taiwan-related risks, including geopolitical tensions involving mainland China, heavy concentration in the semiconductor industry, and regulatory changes. Taiwan's securities market may be affected by cross-strait political developments, currency fluctuations, and regulatory changes. Differences in trading hours and market closures may affect pricing and liquidity. Because the Fund provides leveraged exposure, Taiwan-related adverse developments may result in proportionally larger declines in the Fund's NAV and market price.

Commodity Market and Volatility Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to commodity market and volatility risks. Commodity prices can be highly volatile due to supply and demand conditions, geopolitical events, weather, inventory levels, technological change, and macroeconomic conditions, and commodity markets may experience rapid price movements. Because the Fund provides leveraged exposure, adverse commodity-related movements affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Compounding and Daily Rebalancing Risk. Each Fund has a single day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. Each Fund resets its exposure each trading day to target approximately 2x the daily move of its Underlying ETF. As a result, the performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from two times (2x) the return of the Fund's Underlying ETF for the same period, before accounting for fees and expenses. In general, when Underlying ETF volatility is higher, the impact of compounding and daily rebalancing will be more pronounced and a Fund's multi-day results will tend to be less than 2x the Underlying ETF's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If an Underlying ETF is flat over time, the applicable Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in a Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than NAV to NAV.

The following table illustrates the impact of Underlying ETF volatility and Underlying ETF return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, the Fund is intended only for investors who intend to actively monitor and manage their investments, potentially as frequently as daily, in light of their individual investment goals and risk tolerance. The table uses hypothetical annualized Underlying ETF volatility and Underlying ETF returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Underlying ETF return for a one-year period. Each column corresponds to a level of hypothetical annualized Underlying ETF volatility.

Estimated Fund Returns

Underlying ETF Performance		Underlying ETF Annualized Volatility
One Year Return	Two times (2x) Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

Assumes: (a) no dividends paid with respect to securities of the Underlying ETF; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included, the Fund's performance would be lower than shown; in particular, the financing cost embedded in the Fund's derivatives on approximately 200% notional exposure is a positive and recurring cost that would reduce the returns in each cell of the table above.

Consumer Products, Brands, Demand, and Regulatory Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting consumer-facing companies, including changes in consumer preferences and brand relevance, competition, pricing and margin pressure, and higher promotional costs. Demand may be sensitive to economic cycles, consumer confidence, and seasonality. Companies may face product safety, regulatory, and recall risks, and may be affected by distribution channels, inventory management, sourcing, and logistics. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Correlation Risk. Each Fund seeks approximately 2x the daily performance of its Underlying ETF, before fees and expenses, but may not achieve its 2x Daily Objective. Fees and expenses; transaction and financing costs; the use, pricing, and liquidity of derivatives; market volatility or disruptions (including trading halts); corporate actions or changes affecting an Underlying ETF; and limits on, or timing differences in, rebalancing may cause a Fund's performance to deviate from 2x the Underlying ETF's daily return.

Cybersecurity, Data Breach, Privacy, and Fraud Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to cybersecurity, data breach, privacy, and fraud risks. Cyberattacks, security breaches, service disruptions, or unauthorized disclosure of data can result in operational disruption, regulatory investigations, litigation, remediation expenses, loss of customers, and reputational harm. Increased scrutiny of privacy and data-use practices may restrict activities or increase compliance costs, and fraud can increase losses and reduce confidence. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Derivatives Risk. Each Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the securities comprising an Underlying ETF. Such risks include leverage, imperfect correlation with the Underlying ETF, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses, potentially beyond the amounts initially invested in the instrument.

Energy, Commodity, and Input Cost Volatility Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to energy, commodity, and input cost volatility risks. Issuers may be sensitive to prices of energy, commodities, or other key inputs such as metals, battery materials, agricultural commodities, packaging, or transportation services. Input prices can be volatile due to supply and demand imbalances, geopolitical developments, weather, trade policies, and environmental regulation. Because the Fund provides leveraged exposure, adverse developments affecting input-cost-sensitive issuers may result in proportionally larger declines in the Fund's NAV and market price.

Energy Infrastructure, Project Development, Permitting, and Execution Risk. Through its exposure to the Underlying ETF (including any Underlying ETP) and the Fund's reference assets, the Fund is exposed to energy infrastructure project risks, including development, permitting, interconnection, construction, and execution risks. Projects may be delayed, downsized, or cancelled due to financing conditions, cost inflation, supply constraints, or regulatory changes. Equipment failures, warranty claims, and service execution challenges may also affect results. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Environmental Regulation, Energy Transition, and Climate Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to environmental regulation, energy transition, and climate risks. Regulatory developments may affect issuers through compliance costs, permitting outcomes, product standards, and changes in demand. Extreme weather events and climate-related disruptions can damage assets, interrupt operations and supply chains, and increase insurance and remediation costs. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Equity Market Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in a Fund's NAV and market price.

ETF Risks. Each Fund is an exchange-traded fund (“ETF”) and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

•   Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or “AP”). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

•   Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

•   Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

•   Trading. Although Shares are listed for trading on [ ] (the “Exchange”) and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Export Controls, Sanctions, and Geopolitical Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to export controls, sanctions, and geopolitical risks. Issuers or markets may be affected by sanctions regimes, national security restrictions, or other limitations on cross-border transactions, technology transfer, financing, or counterparties. Compliance can increase costs and constrain business opportunities, and geopolitical tensions or conflicts may disrupt supply chains, reduce demand, increase input costs, and contribute to market volatility. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Financial Services, Consumer Lending, Payments, and Fintech Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting financial services and fintech business models, including credit losses, underwriting risk, and changes in consumer payment behavior. Delinquencies and charge-offs may rise in downturns or higher-rate environments. Certain models may depend on funding markets, securitization, or bank partnerships, and disruptions or higher funding costs can reduce growth or profitability. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. Each Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require a Fund to hold significant amounts of cash and short-term instruments. Increases in margin requirements or collateral demands from counterparties or clearinghouses may require a Fund to sell assets at unfavorable times or reduce leveraged exposure, which could adversely affect performance. Rising interest rates may increase a Fund's financing costs, reduce the return on cash and short-term instruments, and adversely affect equity market valuations.

Foreign Investments, Emerging Markets, Currency, and Market Structure Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to foreign investment, emerging markets, currency, and market structure risks. Non-U.S. exposure may involve different accounting and disclosure standards, different regulatory regimes, settlement and custody differences, and political or social instability, and the risk of expropriation or capital controls. Currency exposures may increase volatility and may reduce returns when the U.S. dollar strengthens. Market structure and trading hour differences may affect pricing, liquidity, and the Fund's ability to obtain exposure at expected times or prices. Because the Fund provides leveraged exposure, these risks may result in proportionally larger declines in the Fund's NAV and market price.

Geographic Classification and Regional Concentration Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to geographic classification and regional concentration risks. The Fund relies on classifications of issuers as being economically tied to a particular region based on factors such as headquarters location, operating footprint, revenue exposure, or other criteria, and such classifications may change over time and may involve judgment. Regional concentration may increase exposure to local economic conditions, state or local regulatory or tax developments, labor and real estate conditions, and region-specific events such as natural disasters or infrastructure disruptions. Because the Fund provides leveraged exposure, adverse developments affecting a regionally concentrated Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Government Customer, Procurement, and Policy Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to government customer, procurement, and policy risks to the extent issuers tied to the Underlying ETF derive revenues from government customers or government-related programs. Government budgets, policy priorities, and procurement processes may change, and contracting may involve competitive bidding, performance requirements, and timing risks that can affect profitability and revenue recognition. Because the Fund provides leveraged exposure, adverse developments affecting government-dependent issuers may result in proportionally larger declines in the Fund's NAV and market price.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Underlying ETF is a Corgi-affiliated thematic ETF advised by the Adviser. Because the Adviser advises both the Fund and the Underlying ETF, the Adviser has a potential conflict of interest, including with respect to fee duplication: Fund shareholders indirectly bear their proportionate share of the Underlying ETF's advisory and other fees and expenses, in addition to the fees and expenses borne directly by the Fund. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Intellectual Property, Licensing, and Litigation Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks associated with intellectual property ownership, monetization, and enforcement. Licensing revenues may be uncertain and may depend on limited patents, licensees, products, or markets and may be affected by substitution, workarounds, or patent expiration. IP rights may be challenged or narrowed, and litigation can involve high costs, long timelines, and uncertain outcomes. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Leverage Risk. By design, each Fund uses leverage to target 2x the daily performance of its Underlying ETF. Leverage magnifies both gains and losses. As a result, small changes in an Underlying ETF may produce larger changes in a Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of each Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, a Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited operating history. There can be no assurance that the Adviser will be successful in implementing a Fund's investment strategy or managing a Fund, including with respect to the Funds' use of derivatives and daily rebalancing.

New Fund Risk. Each Fund is newly organized and has limited operating history. As a new fund, a Fund may not attract sufficient assets to achieve and maintain an economically viable size, and it may be more likely to liquidate than a fund with a longer operating history and larger asset base. Liquidation may occur at a time that is disadvantageous to shareholders.

Non-Diversified Fund Risk. Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

Regulatory, Legal, and Tax Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to regulatory, legal, and tax risks. Changes in laws, regulations, or regulatory interpretations may affect issuers reflected in the Underlying ETF and may affect the Fund's operations. Regulatory and legal risks may include increased compliance costs, limits on business practices, licensing requirements, enforcement actions, litigation, and changes in taxation. Regulatory outcomes may be uncertain and may differ across jurisdictions. Because the Fund provides leveraged exposure, adverse regulatory or legal developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor and Advanced Computing Supply Chain Risk. Through its exposure to the Underlying ETF (including any Underlying ETP) and the Fund's Underlying ETF, the Fund is exposed to risks affecting semiconductor and advanced computing supply chains, including cyclical demand, inventory cycles, customer capital spending, long lead times, technology transitions, and pricing pressure. Export controls and geopolitical developments may affect access to markets, manufacturing capacity, equipment, or inputs. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Space and Satellite Industry Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting space and satellite-related issuers, including launch and deployment risks, mission failure, and technical performance risks. The industry can involve significant capital requirements, long development timelines, and uncertain payback periods, and may be subject to spectrum and licensing requirements. Space debris and collision hazards may impair operations or increase costs. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

SPV and Private Investment Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks associated with SPVs and private exposures to the extent reflected in the Underlying ETF or related instruments. These investments may involve limited transparency, reduced liquidity, and heightened valuation risk and may be difficult to value or sell at desired times or prices. These exposures may be sensitive to deal timing and completion risk and may be volatile during transaction processes or following business combinations. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Supply Chain, Manufacturing, and Operational Execution Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to supply chain, manufacturing, and operational execution risks. Issuers may face constraints from limited suppliers, long lead times, quality-control issues, labor availability, and capacity limitations. Execution challenges can lead to delays, cost overruns, warranty claims, recalls, or lost market share, and operational disruptions can reduce revenue and cash flow. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Technology Change, Innovation, and Competitive Dynamics Risk. Through its exposure to the Underlying ETF (and the Fund's reference assets), the Fund is exposed to risks affecting technology- and innovation-driven issuers. These companies may face rapid technological change, product obsolescence, changing standards, shifting customer preferences, and intense competition, and may depend on research and development, commercialization timelines, and adoption that can be uncertain and capital intensive. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Transportation, Logistics, Trade, and Travel Demand Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting transportation, logistics, and travel-related industries to the extent reflected in the Underlying ETF. These industries may be sensitive to economic cycles, global trade flows, consumer and business spending, and capacity conditions, and may be affected by disruptions, accidents, infrastructure failures, labor constraints, public health events, and regulation. Because the Fund provides leveraged exposure, adverse developments affecting the Underlying ETF may result in proportionally larger declines in the Fund's NAV and market price.

Limited Shareholder Rights Risk. The Trust is organized as a Delaware statutory trust and is governed by its Agreement and Declaration of Trust, which limits certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). The governing documents also impose procedures on certain shareholder lawsuits, require certain claims (other than federal securities law claims) to be brought in Delaware courts, include a waiver of the right to a jury trial for certain claims (other than federal securities law claims), and limit the liability of, and provide indemnification for, Trustees and officers, subject to applicable law. These provisions may make it harder or more costly for shareholders to bring claims or influence Trust or Fund governance. (Applicable to all Funds.)

Intra-Day Investment Risk. The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective.

Early Close/Trading Halt Risk. An exchange or market may close early and unexpectedly or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to execute intended portfolio transactions, rebalance its portfolio, or accurately price its investments, and the Fund’s creation/redemption process may be disrupted. Because the Fund resets its exposure daily, an inability to rebalance at or near the close could prevent the Fund from achieving its daily investment objective, increase tracking error, and magnify losses.

Investment Company Securities

The Fund may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes the Fund to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired company's fees and expenses (including advisory fees), in addition to fees and expenses the Fund bears directly.

Under Section 12(d)(1), immediately after purchase the Fund may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, the Fund may invest in money market funds beyond these limits.

The Fund may also rely on Rule 12d1-3 under the 1940 Act, which permits a fund operating in reliance on Section 12(d)(1)(F) to impose, in the aggregate, sales charges and distribution-related fees on its shares in excess of the limits in Section 22(b)(1) of the 1940 Act, provided that the aggregate sales loads charged by both the acquiring fund and the acquired fund do not exceed the limits established by applicable FINRA sales-charge rules.

The Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-4, which provides an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.

The Fund may invest in exchange-traded funds to obtain exposure to the Underlying ETF or to a substantially similar fund, including for cash equitization, to facilitate daily rebalancing, or during portfolio transitions. Such use may increase tracking error and costs relative to holding derivatives or the underlying constituents directly.

Money Market Funds

The Fund may invest in underlying money market funds that seek to maintain a stable $1 NAV (“stable NAV” funds) or whose share prices fluctuate (“variable NAV” funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than the Fund paid when sold. Neither type is designed to provide capital appreciation. Money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.

Other Short-Term Instruments

For liquidity or other purposes, the Fund may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or its instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 quality criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.

Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.

Securities Lending

If approved by the Board, the Fund may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. The Fund may recall a securities loan at any time and recall the securities. The Fund will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends generally do not qualify as qualified dividend income.

For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; the Fund seeks to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays the Fund a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.

The Fund may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.

While securities are on loan, the Fund generally does not have the right to vote those securities. The Fund may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Fund and that recalling the securities is in the best interests of shareholders.

Securities lending involves risks, including operational risk (settlement or accounting issues), “gap” risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, the Fund could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.

Tax Risks

You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.

Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when the Fund makes distributions or when you sell Shares.

Use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.

Temporary Defensive Strategies

Under normal market conditions, the Funds seek to remain fully invested in accordance with their principal strategies. In adverse market, economic, political, or other conditions, a Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking a defensive position may prevent the Fund from achieving its investment objective. During any such defensive period, a Fund will not seek to achieve a daily 2x return and may hold a substantial portion of its assets in cash or cash equivalents.

INVESTMENT RESTRICTIONS

Each Fund is classified as "non-diversified" within the meaning of Section 5(b)(2) of the Investment Company Act of 1940, as amended (the "1940 Act"). A Fund's classification as non-diversified is a fundamental policy that may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act).

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of outstanding voting securities, a Fund may not:

1. Borrow money or issue senior securities, as that term is defined in the 1940 Act, except as permitted by Section 18 of the 1940 Act. Under Section 18, a Fund may borrow money from banks provided the Fund maintains at least 300% asset coverage (i.e., borrowings do not exceed one-third of total assets, including the borrowed amount). Certain transactions that may technically constitute senior securities, including derivative instruments (e.g., futures, options, and swaps), reverse repurchase agreements, short sales, and when-issued or delayed-delivery purchases, are permitted to the extent the Fund complies with applicable SEC rules and guidance, including Rule 18f-4 under the 1940 Act (governing the use of derivatives).

2. Make loans, except that a Fund may (i) lend its portfolio securities in an amount not exceeding 33 1/3% of the value of its total assets, provided that the loan is at all times secured by collateral marked to market daily at not less than 102% of the value of the securities loaned, in accordance with its investment policies and applicable SEC guidance; (ii) enter into repurchase agreements; and (iii) acquire debt instruments, loan participations, and similar obligations in the ordinary course of pursuing its investment objective.

3. Purchase or sell real estate, except that a Fund may invest in securities or other instruments backed by real estate, real estate investment trusts (“REITs”), or securities of companies engaged in the real estate business. A Fund may not directly purchase, own, or sell real estate or interests in real property except real estate acquired as a result of ownership of securities or other instruments (such as in connection with workouts or restructurings).

4. Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5. Underwrite securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter as that term is defined in Section 2(a)(11) of the Securities Act of 1933. A Fund does not act as an underwriter in the traditional sense. However, where a Fund sells restricted securities or participates in a public offering of securities it holds, it may technically be considered an underwriter under the Securities Act. The Fund may also be deemed an underwriter when acquiring securities directly from an issuer for investment purposes.

6. Concentrate its investments (that is, invest more than 25% of total assets) in any one industry or group of industries, except that each Fund will concentrate its investments in the industry or group of industries identified below, as a fundamental policy of the Fund. For this purpose, U.S. government securities (and securities of their agencies and instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry:

•   Corgi Advanced Packaging 2x Daily ETF: the semiconductor packaging and OSAT industry or related industries

•   Corgi Power Semiconductor 2x Daily ETF: the power semiconductor industry or related industries

•   Corgi 800VDC Power 2x Daily ETF: the 800VDC power infrastructure industry or related industries

•   Corgi Semiconductor Substrates & Materials 2x Daily ETF: the semiconductor substrates and materials industry or related industries

•   Corgi AI Bottlenecks 2x Daily ETF: AI bottleneck industries (including advanced packaging, HBM, power, networking, and cooling)

•   Corgi Substrates Pure Play 2x Daily ETF: the semiconductor substrate industry or related industries

•   Corgi AI Photonics 2x Daily ETF: the AI photonics industry or related industries

•   Corgi HBM 2x Daily ETF: the HBM and HBM-supply-chain industries or related industries

•   Corgi AI Memory Buildout 2x Daily ETF: the AI memory buildout industry or related industries

•   Corgi AI Power & Grid Infrastructure 2x Daily ETF: the AI power and grid infrastructure industry or related industries

•   Corgi AI Data Center Cooling 2x Daily ETF: the AI data center cooling industry or related industries

•   Corgi Custom AI Silicon 2x Daily ETF: the custom AI silicon industry or related industries

•   Corgi AI Networking & Signal Integrity 2x Daily ETF: the AI networking and signal integrity industry or related industries

•   Corgi AI Connectors & Interconnect 2x Daily ETF: the AI connectors and interconnect industry or related industries

•   Corgi Neocloud 2x Daily ETF: the neocloud industry or related industries

•   Corgi Data Center Construction 2x Daily ETF: the data center construction industry or related industries

•   Corgi AI Data Storage 2x Daily ETF: the AI data storage industry or related industries

•   Corgi Rare Earths & Critical Minerals 2x Daily ETF: the rare earths and critical minerals industry or related industries

•   Corgi AI Infrastructure Outliers 2x Daily ETF: AI infrastructure outlier industries

•   Corgi Robotics Enablers 2x Daily ETF: the robotics enabler industry or related industries

•   Corgi Sensing & Perception 2x Daily ETF: the sensing and perception industry or related industries

•   Corgi Grid & Electrification 2x Daily ETF: the grid and electrification industry or related industries

•   Corgi Semiconductor Foundry & Capex Cycle 2x Daily ETF: the semiconductor foundry and capex cycle industry or related industries

•   Corgi Semiconductor Design & IP 2x Daily ETF: the semiconductor design and IP industry or related industries

•   Corgi Co-Packaged Optics 2x Daily ETF: the co-packaged optics industry or related industries

•   Corgi Asia AI Supply Chain 2x Daily ETF: the Asia AI supply chain industry or related industries

•   Corgi Ex-US AI Enablers 2x Daily ETF: the ex-U.S. AI enabler industry or related industries

•   Corgi Memory 2x Daily ETF: the memory semiconductor industry or related industries

•   Corgi Munificent 7 2x Daily ETF: the oil and gas and energy industries in which the Munificent Seven Companies operate

•   Corgi Edge AI Chip 2x Daily ETF: the edge AI chip industry or related industries

•   Corgi Water Technology 2x Daily ETF: the water technology industry or related industries

•   Corgi Semiconductor Process Materials 2x Daily ETF: the semiconductor process materials industry or related industries

•   Corgi Autonomous Vehicle 2x Daily ETF: the autonomous vehicle industry or related industries

•   Corgi Capacitor 2x Daily ETF: the capacitor industry or related industries

•   Corgi Circuit Board 2x Daily ETF: the circuit board industry or related industries

•   Corgi Specialty Semiconductor Equipment 2x Daily ETF: the specialty semiconductor equipment industry or related industries

•   Corgi AI Training Data 2x Daily ETF: the AI training data industry or related industries

•   Corgi Ratings & Exchanges 2x Daily ETF: the ratings and exchanges industry or related industries

•   Corgi Transport Tollbooth 2x Daily ETF: the transport tollbooth industry or related industries

•   Corgi Korean Robotics 2x Daily ETF: the Korean robotics industry or related industries

•   Corgi Large Language Model 2x Daily ETF: the large language model industry or related industries

In determining compliance with its concentration policy, the Fund will “look through” to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, the Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.

For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. Industries to which concentration is measured may differ from those used by other future series of the Trust.

For each Fund, the Fund will generally treat exposure obtained through derivatives referencing its respective Underlying ETF as exposure to the industries represented in its Underlying ETF, typically in proportion to the notional exposure of those derivatives.

If a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease resulting from any change in value or in total or net assets will not, by itself, result in a violation of such restriction, except that the percentage limits on borrowing and on illiquid investments are monitored on a continuous basis.

EXCHANGE LISTING AND TRADING

The Shares of each Fund will be listed and traded on [ ] (the “Exchange”). Trading is subject to applicable Exchange rules, including rules that may halt or suspend trading under certain circumstances. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares will continue to be met.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.

The full Board also receives reports from the Adviser regarding the Funds' investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.

The Board recognizes that not all risks that may affect the Funds can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Funds' goals; and that the processes and controls used to address risks have inherent limitations. The reports provided to the Board are typically summaries. Most of the Funds' investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.

Members of the Board.

The Board is composed of five members, three of whom are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees(3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	[ ]	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	[ ]	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees(4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	[ ]

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1)

Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2)	"Fund Complex" refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").
(3)	"Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.
(4)	Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee serves based on the following, among other factors:

•   Conor M. Murray. The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley's Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight. The Board believes Mr. Murray's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee investment and operational risk, valuation and fair-value processes, financial reporting and disclosure controls, information security and business continuity, and service-provider oversight with respect to the Trust.

•   Bryant C. Lee. The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management. The Board believes Mr. Lee's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee risk management, financial and operational controls, disclosure and governance practices, and third-party service-provider oversight with respect to the Trust.

•   Jennifer X. Benson. The Board has concluded that Ms. Benson should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Benson is a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics. The Board believes Ms. Benson's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip her to oversee valuation, risk assessment, technology and data considerations, and strategic planning with respect to the Trust.

•   Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director of Corgi Insurance Services, Inc. and Basket Entertainment, Inc., as well as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.

•   Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This includes service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., as well as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer; Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025).

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025

Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025).

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee. The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee has met one time with respect to the Trust.

Qualified Legal Compliance Committee (“QLCC”). The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has not met with respect to the Trust.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of each Fund and of the Trust's other series as of the end of the most recently completed calendar year. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Conor M. Murray, Lead Independent Trustee	None	None
Bryant C. Lee, Trustee	None	None
Jennifer X. Benson, Trustee	None	None

Interested Trustees
Nicolas S. Laqua, Chair	Over $100,000	Over $100,000
Emily Z. Yuan, Trustee	$10,001-$50,000	$10,001-$50,000

As of December 31, 2025, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.

Board Compensation.

Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ending December 31, 2026. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1) Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

As of the date of this SAI, the Funds had not commenced operations and there were no principal shareholders or control persons of any Fund. Information regarding principal shareholders and control persons of each Fund will be included in the Fund's first annual report.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the “Adviser”) have each adopted Codes of Ethics (the “Codes”) pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the “1940 Act”). The Codes are intended to ensure that personnel subject to them conduct themselves in accordance with high ethical standards and that personal securities transactions of access persons do not interfere with the interests of the Funds. The Codes permit access persons to invest in securities, including securities that may be purchased or held by a Fund, subject to specified pre-clearance and reporting requirements designed to identify and limit conflicts of interest.

Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund (which may also be held by persons subject to the Codes).

The Distributor (when retained) is expected to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director, or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

A copy of the Joint Code of Ethics is available on the EDGAR database on the SEC's Internet site at www.sec.gov. There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov.

PROXY VOTING POLICIES

The Board has adopted proxy voting policies and procedures (the “Proxy Voting Policies”) for the Funds and has delegated proxy voting authority to the Adviser. Information about how a Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 will be made available without charge upon request and on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

Corgi Strategies, LLC serves as investment adviser to the Funds. The Adviser is responsible for the day-to-day management of the Funds, including portfolio investment decisions and arranging for the provision of trading, custody, administration, and other services necessary for each Fund's operations.

For its services to each Fund, the Adviser receives a unitary management fee calculated as a percentage of the Fund's average daily net assets, accrued daily and paid monthly. The Adviser is responsible for paying substantially all of the Fund's expenses except for the Excluded Expenses described in the Prospectus.

PORTFOLIO MANAGERS

The portfolio managers primarily responsible for the day-to-day management of the Funds are Isaac Hargett, Anthony Crinieri, and Miles Braden. Information regarding the portfolio managers' compensation, other accounts managed, and ownership of Shares as of the date of this SAI is provided below.

Compensation. The Adviser's portfolio managers are compensated through a combination of base salary and discretionary bonus, the latter of which is based on a combination of the financial performance of the Adviser and individual contributions. The Adviser may also offer equity-based compensation. Portfolio manager compensation is not directly tied to the performance of any individual Fund.

Other Accounts Managed. As of the date of this SAI, the portfolio managers do not manage any other accounts that are not series of the Trust. Information regarding other accounts managed by the portfolio managers will be updated in subsequent filings to the extent applicable.

Ownership of Shares. Because the Funds have not commenced operations, none of the portfolio managers owns any Shares of any Fund as of the date of this SAI.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the “Distribution Agreement”) with [ ] (the “Distributor”), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds (“Shares”) on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is [ ].

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms (“Soliciting Dealers”) to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in “Procedures for Purchase and Redemption of Creation Units” below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the “Board”) or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the 1940 Act, as amended (the “1940 Act”). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation. From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries (“Intermediaries”) in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create potential conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Fund over other investments. The same conflict of interest may exist with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the “Independent Trustees”). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

[ ] serves as administrator and fund accountant to the Funds. As Administrator, [ ] provides certain administrative, accounting, regulatory, and compliance support services to the Funds.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

[ ] serves as the Funds' transfer agent and ETF order management service provider, processing Creation Unit transactions with Authorized Participants.

CUSTODIAN

[ ] serves as the custodian for the Funds. As custodian, [ ] holds the Funds' portfolio securities and cash, and performs related sub-custody, foreign-asset settlement, and recordkeeping functions consistent with applicable rules.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ] serves as the independent registered public accounting firm for the Funds. [ ] will conduct an annual audit of the Funds' financial statements and tax returns and provide audit and tax services to the Trust.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted policies and procedures regarding the disclosure of portfolio holdings information designed to comply with applicable rules under the 1940 Act and the Securities Act. Consistent with Rule 6c-11 under the 1940 Act, each Fund will publicly disclose its complete portfolio holdings, including the names, identifiers, and quantities of each portfolio holding, on its website on each business day, before the commencement of trading on the Exchange.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the “Declaration of Trust”) of Corgi ETF Trust I (the “Trust”) authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company (“DTC”) or its nominee and are held in the account of DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. Trustees are elected by all shareholders of the Trust voting together as a single class. The Trust does not hold annual or regular shareholder meetings. However, when required by the Investment Company Act of 1940, as amended (the “1940 Act”), or as otherwise determined by the Board, the Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.

Derivative and Direct Actions; Limitations on Shareholder Actions (Article VI, Section 4).

Article VI, Section 4 of the Declaration of Trust sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. The principal substantive provisions are as follows: (a) (procedural prerequisites) Before bringing a derivative action, a demand must be made on the Fund's Trustees. The Declaration of Trust requires that specified information, certifications, undertakings, and acknowledgments accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject it. (b) (derivative actions) Complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees' decision was not a good-faith exercise of business judgment on the Fund's behalf. In addition, shareholders owning shares representing no less than a majority of the Fund's outstanding shares must join in bringing any derivative action. (c) (costs of demand consideration) If a demand is rejected, the complaining shareholders may be responsible for the Fund's costs and expenses (including attorneys' fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. (d) (costs of unauthorized actions) If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorneys' fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. (e) (direct actions) No shareholder may bring a direct action (alleging injury to a shareholder of the Fund or any class) unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder at that time. (f) (attorneys' fees) The Declaration of Trust provides that the Fund will pay attorneys' fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys' fees the Fund is obligated to pay will be calculated using reasonable hourly rates. The provisions described in paragraphs (b), (d), (e), and (f) do not apply to claims brought under the federal securities laws.

The provisions described in this paragraph, including the procedures, certifications, undertakings, acknowledgements, and demand requirements imposed on shareholder derivative and direct actions, may make it more difficult or expensive for shareholders to bring derivative or direct claims against the Fund, its officers, or the Trustees, but these limitations do not apply to claims brought under the federal securities laws.

Exclusive Forum.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in courts located in Delaware. This forum provision does not apply to claims arising under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

Jury Trial Waiver.

The Declaration of Trust provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Shares. This jury trial waiver does not apply to claims arising under the federal securities laws.

Reorganization, Merger, and Consolidation; Rule 17a-8.

Under Article V, Section 4(b) of the Declaration of Trust, the Trustees may, without prior shareholder approval, (i) sell, convey, or transfer all or substantially all of the assets of the Trust, any Series, or any Class to another entity; (ii) merge, consolidate, or combine the Trust or any Series or Class with or into another entity; (iii) reorganize the Trust or any Series under any other form of legal entity or jurisdiction; or (iv) exchange or convert Shares into interests of another investment company or entity. This means that in certain circumstances the Board may authorize the merger or reorganization of a Fund without submitting the matter to a shareholder vote. Any merger or consolidation involving affiliated registered investment companies will be conducted in compliance with Rule 17a-8 under the 1940 Act, including the required Board determinations (including by a majority of the independent Trustees) that the transaction is in the best interests of each participating fund and its shareholders and that the interests of existing shareholders of each fund will not be diluted, and the related recordkeeping requirements. These provisions do not override any requirement for a shareholder vote imposed by the 1940 Act or other applicable law.

Federal Securities Law Carve-Outs.

Notwithstanding any provision of the Declaration of Trust (including the limitations set forth in paragraphs (b), (d), (e), and (f) of Article VI, Section 4, the exclusive forum provision, and the jury trial waiver), none of those provisions applies to claims arising under the federal securities laws.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that the Trustees and officers of the Trust shall not be subject to any personal liability except for liability arising from their own bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Declaration of Trust also requires the Trust to indemnify Trustees and officers to the fullest extent permitted by Delaware law and the 1940 Act.

BROKERAGE TRANSACTIONS

The Adviser is responsible for selecting brokers and dealers to execute portfolio transactions for the Funds, subject to the Adviser's duty to seek best execution and the Board's oversight. The Adviser considers a range of factors in evaluating execution quality, including price, commission, market access, settlement reliability, the broker's financial responsibility and capital adequacy, and the broker's ability to handle the size and type of order without disrupting the market. The Adviser may aggregate orders for multiple clients (including the Funds) where consistent with the Adviser's allocation policies, when the Adviser believes such aggregation will result in best execution for clients.

Soft Dollar Arrangements. The Adviser does not currently expect to enter into soft dollar arrangements with brokers in connection with the Funds. If the Adviser enters into any such arrangements in the future, it will do so consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, and applicable Adviser policies.

PORTFOLIO TURNOVER RATE

Each Fund's portfolio turnover rate will depend on the frequency of rebalancing of its derivatives positions and any changes in the composition of its Underlying ETF. Because the Funds use derivatives, portfolio turnover (as that term is conventionally calculated for direct holdings) may not reflect all of the trading activity of the Funds.

BOOK ENTRY ONLY SYSTEM

Shares of the Funds will be held in book-entry form through The Depository Trust Company (“DTC”). DTC or its nominee will be the record owner of all outstanding Shares of the Funds. Beneficial ownership of Shares of the Funds will be shown on records of DTC and its participants, and beneficial owners must rely on DTC and its participants to exercise rights associated with owning the Shares, consistent with standard “street name” procedures.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Funds issue and redeem Shares only in large blocks called “Creation Units,” at a Fund's net asset value (“NAV”) next determined after an order is accepted. Only authorized participants (“APs”) may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; a Fund may, in its discretion, permit or require all-cash creations or redemptions.

An AP must enter into a Participant Agreement with the Distributor and transfer agent before transacting in Creation Units. APs are required to be DTC participants, must have a U.S. clearing arrangement, and must satisfy other requirements set forth in the Participant Agreement.

Cash in Lieu. To the extent a Fund permits or requires cash creations or redemptions in lieu of in-kind delivery of securities, an AP will deliver or receive cash in an amount equal to the value of the relevant securities. The Fund may charge transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include costs of entering into, maintaining, or unwinding derivatives positions and related financing and hedging costs.

DETERMINATION OF NET ASSET VALUE

Each Fund's NAV will be calculated as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding. In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute its net investment income at least annually, and to distribute its net realized capital gains, if any, at least annually. Distributions will be paid in cash. Cash distributions may be reinvested in additional whole Shares of the relevant Fund only if the broker through whom you hold Shares offers that option.

FEDERAL INCOME TAXES

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. To qualify as a RIC, a Fund generally must (i) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale of stock or securities, and certain other qualifying income; (ii) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets is invested in cash, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (b) no more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities and securities of other RICs) of any one issuer or of two or more issuers controlled by the Fund and engaged in similar trades or businesses; and (iii) distribute annually to its shareholders at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income.

If a Fund satisfies these requirements, it generally will not be subject to U.S. federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution to shareholders.

Each Fund's use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Code.

FINANCIAL STATEMENTS

Because the Funds have not commenced operations as of the date of this SAI, no financial statements are included in this SAI. Audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR.

CORGI ETF TRUST I

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)

Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).

(a)(iii)

Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (a)(iii).

(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)

Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).

(d)(ii)

Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (d)(ii)

(e)(i)

Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).

(e)(ii)

Amendment No. 1 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (e)(ii)

(e)(iii)

Amendment No. 2 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (e)(iii).

(e)(iv)

Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).

(f)	Not applicable.
(g)(i)

Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).

(g)(ii)

First Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (g)(ii)

(g)(iii)

Second Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iii).

(g)(iv)

Third Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iv).

(h)(i)

Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).

(h)(ii)

First Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (h)(ii)

(h)(iii)

Second Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iii).

(h)(iv)

Third Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iv).

(h)(v)	Not separately filed. The services described in Item 28(h)(v) are provided under the agreement filed as Exhibit (h)(i).
(i)	Opinion and Consent of Counsel – to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment.
(k)	Not applicable.
(l)

Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).

(m)(i)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(m)(ii)

Amended Schedule A to the Rule 12b-1 Distribution and Shareholder Service Plan. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No.0002078265-26-000058, Exhibit (m)(ii)

(n)	Not applicable.
(o)	Reserved.
(p)(i)

Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).

(p)(ii)	Reserved.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust for liabilities and expenses arising in connection with their service to the Trust, subject to the limitations set forth therein and under applicable law.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities is asserted by such Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the court's final adjudication of the issue.”

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC — SEC File No. 801-134212

This item incorporates the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov. The other business activities of the officers and managing members of the Adviser are described in their respective Forms ADV, including Schedules A and D, which are incorporated by reference.

Item 32. Principal Underwriter

The principal underwriter for the Fund (the "Distributor") will be [ ]

(a)	[ ]

(b)	[ ]

(c)	[ ]
Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ]
Registrant's Custodian	[ ]
Registrant's Principal Underwriter	[ ]
Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on July 17, 2026.

Corgi ETF Trust I

/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on July 17, 2026.

Signature	Title

/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan

/s/ Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer;
Nicolas S. Laqua	Principal Accounting Officer (Treasurer)

/s/ Conor M. Murray	Lead Independent Trustee
Conor M. Murray

/s/ Bryant C. Lee	Trustee
Bryant C. Lee

/s/ Jennifer X. Benson	Trustee
Jennifer X. Benson